                             GT GLOBAL THEME FUNDS:
                                 ADVISOR CLASS
                          PROSPECTUS -- MARCH 1, 1997
--------------------------------------------------------------------------------

          GT GLOBAL FINANCIAL SERVICES FUND                 GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
            GT GLOBAL INFRASTRUCTURE FUND                             GT GLOBAL HEALTH CARE FUND
           GT GLOBAL NATURAL RESOURCES FUND                       GT GLOBAL TELECOMMUNICATIONS FUND

GT GLOBAL FINANCIAL SERVICES FUND ("FINANCIAL SERVICES FUND") seeks long-term capital growth by investing all of its investable assets in the Global Financial Services Portfolio ("Financial Services Portfolio"), which, in turn, invests primarily in equity securities throughout the world that operate in the financial services industries.

GT GLOBAL INFRASTRUCTURE FUND
("INFRASTRUCTURE FUND") seeks long-term capital growth by investing all of its investable assets in the Global Infrastructure Portfolio ("Infrastructure Portfolio"), which, in turn, invests primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure.

GT GLOBAL NATURAL RESOURCES FUND ("NATURAL RESOURCES FUND") seeks long-term capital growth by investing all of its investable assets in the Global Natural Resources Portfolio ("Natural Resources Portfolio"), which, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities, or supply goods and services to such companies.

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND ("CONSUMER PRODUCTS AND SERVICES FUND") seeks long-term capital growth by investing all of its investable assets in the Global Consumer Products and Services Portfolio ("Consumer Products and Services Portfolio"), which, in turn, invests primarily in equity securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services.

The GT GLOBAL HEALTH CARE FUND ("HEALTH CARE FUND") seeks long-term capital appreciation by investing primarily in equity securities of health care companies throughout the world.

The GT GLOBAL TELECOMMUNICATIONS FUND ("TELECOMMUNICATIONS FUND") seeks long-term growth of capital by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment.

Individually, a "Fund" or "Portfolio" and, collectively, the "Funds" or the "Portfolios."

Each Portfolio's investment objective is identical to that of its corresponding Fund. There can be no assurance that any Fund or Portfolio will achieve its investment objective. The investment experience of the Financial Services Fund, the Infrastructure Fund, the Natural Resources Fund and the Consumer Products and Services Fund will correspond directly with the investment experience of their corresponding Portfolios.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. The Funds and the Portfolios are managed and/or administered by Chancellor LGT Asset Management, Inc. (the "Manager"). The Manager and its worldwide affiliates are part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors.

Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.

This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated March 1, 1997, has been filed with the Securities and Exchange Commission ("SEC") and, as supplemented or amended from time to time, is incorporated by reference. The Statement of Additional Information is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco 94111, or by calling (800) 824-1580.

FOR FURTHER INFORMATION, CALL (800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISER.

[LOGO]

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                             GT GLOBAL THEME FUNDS

                               TABLE OF CONTENTS
------------------------------------------------------------

                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          8
Investment Objectives and Policies........................................................         16
Risk Factors..............................................................................         24
How to Invest.............................................................................         29
How to Make Exchanges.....................................................................         31
How to Redeem Shares......................................................................         32
Shareholder Account Manual................................................................         34
Calculation of Net Asset Value............................................................         35
Dividends, Other Distributions and Federal Income Taxation................................         35
Management................................................................................         37
Other Information.........................................................................         41

                               Prospectus Page 2

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.

The Funds and the Portfolios:  Each  Fund is a diversified series  of G.T. Investment Funds, Inc.
                               (the "Company"). Each Portfolio is a diversified series of  Global
                               Investment Portfolio. The Portfolios, the Health Care Fund and the
                               Telecommunications  Fund  are  referred to  herein  as  the "Theme
                               Portfolios."

Investment Objectives:         The Financial Services Fund, the Infrastructure Fund, the  Natural
                               Resources  Fund and the  Consumer Products and  Services Fund seek long-term capital  growth. The  Health Care  Fund seeks  long-term capital  appreciation. The Telecommunications Fund seeks long-term growth of capital.

Principal Investments:         The Financial Services Fund invests  all of its investable  assets in  the  Financial  Services Portfolio,  which,  in  turn, invests primarily in equity securities  of companies throughout the  world that operate in the financial services industry.

                               The  Infrastructure Fund invests  all of its  investable assets in the Infrastructure Portfolio, which, in turn, invests primarily in equity securities of companies  throughout the world that  design,
                               develop   or  provide  products  and  services  significant  to  a
                               country's infrastructure.

                               The Natural Resources Fund invests all of its investable assets in the Natural Resources Portfolio, which, in turn, invests primarily in equity securities of companies  throughout the world that  own, explore  or develop natural resources and other basic commodities, or supply goods and services to such companies.

                               The Consumer  Products  and  Services  Fund  invests  all  of  its investable assets in the Consumer Products and Services Portfolio,
                               which,   in  turn,  invests  primarily  in  equity  securities  of
                               companies throughout the world that manufacture, market, retail or distribute consumer products and services.

                               The Health Care  Fund invests  primarily in  equity securities  of health care companies throughout the world.

                               The Telecommunications Fund invests primarily in equity securities of  companies  throughout the  world  engaged in  the development, manufacture or sale of telecommunications services or equipment.

Principal Risk Factors:        There is no assurance that any Fund or Portfolio will achieve  its investment  objective. Each Fund's net asset value will fluctuate, reflecting  fluctuations  in  the  market  value  of  its  or  its
                               corresponding   Portfolio's   portfolio   holdings.   Each   Theme
                               Portfolio's policy of concentrating  its investments in  companies in its particular industries may cause a Fund's net asset value to fluctuate  more  than  if  it  invested  in  a  greater  number of industries.

                               Each Theme Portfolio may invest in foreign securities. Investments in foreign  securities involve  risks  relating to  political  and economic  developments  abroad  and  the  differences  between the regulations  to  which  U.S.  and  foreign  issuers  are  subject.
                               Individual foreign economies also may

                               Prospectus Page 3

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               differ  favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange  rates will  affect a  Fund's net  asset value,  earnings  and  gains  and  losses  realized  on  sales  of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of  comparable
                               U.S. companies.

                               Each  Theme  Portfolio  may engage  in  certain  foreign currency, options and futures transactions to  attempt to hedge against  the overall  level of investment and currency risk associated with its present or planned investments. Such transactions involve  certain risks and transaction costs.

                               The  Financial Services  Portfolio, the  Health Care  Fund and the
                               Telecommunications  Fund  may  each  invest  up  to  5%,  and  the
                               Infrastructure Portfolio, Natural Resources Portfolio and Consumer
                               Products and Services Portfolio, may each invest up to 20%, of its
                               total   assets   in  below   investment  grade   debt  securities.
                               Investments of this type are subject to a greater risk of loss  of principal and interest.

                               See "Investment Objectives and Policies" and "Risk Factors."

Investment Manager:            The  Manager is part of Liechtenstein  Global Trust, a provider of global asset management and private banking products and  services
                               to   individual  and   institutional  investors,   entrusted  with
                               approximately $84 billion in total assets as of December 31, 1996.
                               The Manager and its worldwide asset management affiliates maintain fully staffed investment offices in Frankfurt, Hong Kong,  London,
                               New York, San Francisco, Singapore, Sydney, Tokyo and Toronto. See
                               "Management."

                               Advisor  Class shares are  offered through this  Prospectus to (a)
                               trustees or  other  fiduciaries  purchasing  shares  for  employee benefit  plans which are sponsored  by organizations which have at
Advisor Class Shares:          least 1,000 employees;  (b) any  account with assets  of at  least
                               $10,000  if  (i) a  financial planner,  trust company,  bank trust
                               department  or  registered   investment  adviser  has   investment
                               discretion  over such  account, and  (ii) the  account holder pays such person as compensation for  its advice and other services  an annual  fee of at least .50% on the assets in the account; (c) any account with assets  of a  least $10,000  if (i)  such account  is established  under  a "wrap  fee"  program, and  (ii)  the account holder pays the sponsor of such program an annual fee of at  least
                               .50%  on the assets in the account; (d) accounts advised by one of the companies composing  or affiliated  with Liechtenstein  Global
                               Trust;  and (e) any of the  companies composing or affiliated with
                               Liechtenstein Global Trust.

Shares Available Through:      Advisor Class shares  of each  Fund's common  stock are  available through  Financial Advisors  (as defined herein)  who have entered into agreements with the Fund's distributor, GT Global, Inc.  ("GT
                               Global")  or certain  of its affiliates.  See "How  to Invest" and
                               "Shareholder Account Manual."

Exchange Privileges:           Advisor Class shares of a Fund may be exchanged for Advisor  Class shares  of  other  GT  Global  Mutual  Funds,  which  are open-end management investment companies advised and/or administered by the
                               Manager. See  "How to  Make  Exchanges" and  "Shareholder  Account
                               Manual."

                               Prospectus Page 4

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Redemptions:                   Shares  may  be redeemed  through  the Funds'  transfer  agent, GT
                               Global Investor  Services, Inc.  ("Transfer Agent").  See "How  to
                               Redeem Shares" and "Shareholder Account Manual."

Dividends and Other
  Distributions:               Dividends  are  paid  annually  from  net  investment  income  and realized net short-term capital gain; other distributions are paid annually from net capital gain and net gains from foreign currency transactions, if any.

Reinvestment:                  Dividends and other distributions may be reinvested  automatically in  Advisor Class  shares of the  distributing Fund  or in Advisor
                               Class shares of other GT Global Mutual Funds.

Net Asset Values:              Advisor Class shares of the Funds are expected to be quoted  daily in the financial section of most newspapers.

                               Prospectus Page 5

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Funds are reflected in the following tables (1):

                                                              GT GLOBAL           GT GLOBAL             GT GLOBAL
                                                             HEALTH CARE     TELECOMMUNICATIONS    FINANCIAL SERVICES
                                                                FUND                FUND                  FUND
                                                           ---------------  ---------------------  -------------------
                                                            ADVISOR CLASS       ADVISOR CLASS         ADVISOR CLASS
                                                           ---------------  ---------------------  -------------------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases of shares
    (as a % of offering price)...........................          None                None                  None
  Sales charges on reinvested distributions to
    shareholders.........................................          None                None                  None
  Maximum deferred sales charge (as a % of net asset
    value at time of purchase or sale, whichever is
    less)................................................          None                None                  None
  Redemption charges.....................................          None                None                  None
  Exchange fees:
      -- On first four exchanges each year...............          None                None                  None
      -- On each additional exchange.....................         $7.50               $7.50                 $7.50
ANNUAL FUND OPERATING EXPENSES (2):
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees..........         0.97%               0.93%                 0.98%
  12b-1 distribution and service fees....................          None                None                  None
  Other expenses (after reimbursements)..................         0.37%               0.36%                 0.92%
                                                                -------             -------               -------
  Total Fund Operating Expenses..........................         1.34%               1.29%                 1.90%
                                                                -------             -------               -------
                                                                -------             -------               -------


                                                                                                        GT GLOBAL
                                                              GT GLOBAL           GT GLOBAL         CONSUMER PRODUCTS
                                                           INFRASTRUCTURE          NATURAL                 AND
                                                                FUND           RESOURCES FUND         SERVICES FUND
                                                           ---------------  ---------------------  -------------------
                                                            ADVISOR CLASS       ADVISOR CLASS         ADVISOR CLASS
                                                           ---------------  ---------------------  -------------------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases of shares
    (as a % of offering price)...........................          None                None                  None
  Sales charges on reinvested distributions to
    shareholders.........................................          None                None                  None
  Maximum deferred sales charge (as a % of net asset
    value at time of purchase or sale, whichever is
    less)................................................          None                None                  None
  Redemption charges.....................................          None                None                  None
  Exchange fees:
      -- On first four exchanges each year...............          None                None                  None
      -- On each additional exchange.....................         $7.50               $7.50                 $7.50
ANNUAL FUND OPERATING EXPENSES (2):
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees..........         0.98%               0.98%                 0.98%
  12b-1 distribution and service fees....................          None                None                  None
  Other expenses.........................................         0.77%               0.82%                 0.86%
                                                                -------             -------               -------
  Total Fund Operating Expenses..........................         1.75%               1.80%                 1.84%
                                                                -------             -------               -------
                                                                -------             -------               -------

                               Prospectus Page 6

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:
An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Funds, assuming a 5% annual return:

                                              GT GLOBAL                     GT GLOBAL                       GT GLOBAL
                                             HEALTH CARE                TELECOMMUNICATIONS             FINANCIAL SERVICES
                                                FUND                           FUND                           FUND
                                     ---------------------------   ----------------------------   -----------------------------
                                     ONE    THREE  FIVE     TEN    ONE    THREE   FIVE     TEN     ONE    THREE   FIVE     TEN
                                     YEAR   YEARS  YEARS   YEARS   YEAR   YEARS   YEARS   YEARS   YEAR    YEARS   YEARS   YEARS
                                     ----   ----   -----   -----   ----   -----   -----   -----   -----   -----   -----   -----
Advisor Class Shares...............  $13    $43    $ 75    $164    $13    $ 42    $ 72    $158    $ 19    $ 61    $104    $226

                                                                                                            GT GLOBAL
                                              GT GLOBAL                     GT GLOBAL                   CONSUMER PRODUCTS
                                           INFRASTRUCTURE               NATURAL RESOURCES                      AND
                                                FUND                           FUND                       SERVICES FUND
                                     ---------------------------   ----------------------------   -----------------------------
                                     ONE    THREE  FIVE     TEN    ONE    THREE   FIVE     TEN     ONE    THREE   FIVE     TEN
                                     YEAR   YEARS  YEARS   YEARS   YEAR   YEARS   YEARS   YEARS   YEAR    YEARS   YEARS   YEARS
                                     ----   ----   -----   -----   ----   -----   -----   -----   -----   -----   -----   -----
Advisor Class Shares...............  $18    $56    $ 96    $210    $18    $ 58    $ 99    $215    $ 18    $ 59    $101    $219

--------------

(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUNDS. THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUNDS' AND THE PORTFOLIOS' ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds' or the Portfolios' projected or actual performance.

(2) Expenses are based on the Funds' fiscal year ended October 31, 1996. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Without reimbursements, "Other expenses" and "Total Fund Operating Expenses" would have been 1.91% and 2.89%, respectively, for the Financial Services Fund and its Portfolio. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with Liechtenstein Global Trust invests in Advisor Class shares of a Fund, such account shall not be subject to duplicative advisory fees.

    The Board of Directors of the Company believes that the aggregate per share expenses of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund and each of their corresponding Portfolios will be approximately equal to the expenses each such Fund would incur if its assets were invested directly in the type of securities being held by its corresponding Portfolio.

                               Prospectus Page 7

                             GT GLOBAL THEME FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The tables below provide condensed financial information concerning income and capital changes for one share of each class of shares of each Fund for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended October 31, 1996, have been audited by Coopers & Lybrand, L.L.P., independent accountants, whose report thereon is also included in the Statement of Additional Information.

                           GT GLOBAL HEALTH CARE FUND

                                                                       CLASS A+
                                --------------------------------------------------------------------------------------
                                                                YEAR ENDED OCTOBER 31,
                                --------------------------------------------------------------------------------------
                                  1996*       1995*       1994*        1993*         1992         1991         1990
                                ---------   ---------   ----------   ----------   ----------   ----------   ----------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $   21.84   $   19.60   $    17.86   $    17.44   $    19.29   $    12.83   $    11.83
                                ---------   ---------   ----------   ----------   ----------   ----------   ----------
Income from investment
 operations:
  Net investment income
   (loss).....................      (0.17)      (0.15)       (0.22)       (0.15)       (0.18)        0.03         0.06
  Net realized and unrealized
   gain (loss) on
   investments................       4.79        3.73         2.02         0.57        (1.53)        6.78         0.97
                                ---------   ---------   ----------   ----------   ----------   ----------   ----------
  Net increase (decrease) from
   investment operations......       4.62        3.58         1.80         0.42        (1.71)        6.81         1.03
                                ---------   ---------   ----------   ----------   ----------   ----------   ----------
Distributions:
  From net investment
   income.....................      (0.00)      (0.00)       (0.00)       (0.00)       (0.00)       (0.07)       (0.03)
  From net realized gain on
   investments................      (2.86)      (1.34)       (0.00)       (0.00)       (0.14)       (0.28)       (0.00)
  In excess of net realized
   gain on investments........      (0.00)      (0.00)       (0.06)       (0.00)       (0.00)       (0.00)       (0.00)
                                ---------   ---------   ----------   ----------   ----------   ----------   ----------
    Total distributions.......      (2.86)      (1.34)       (0.06)       (0.00)       (0.14)       (0.35)       (0.03)
                                ---------   ---------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of
 period.......................  $   23.60   $   21.84   $    19.60   $    17.86   $    17.44   $    19.29   $    12.83
                                ---------   ---------   ----------   ----------   ----------   ----------   ----------
                                ---------   ---------   ----------   ----------   ----------   ----------   ----------
Total investment return (c)...     23.14%      19.79%       10.11%         2.4%       (8.9)%        54.2%         8.7%
                                ---------   ---------   ----------   ----------   ----------   ----------   ----------
                                ---------   ---------   ----------   ----------   ----------   ----------   ----------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $ 467,861   $ 426,380   $  438,940   $  461,113   $  655,867   $  552,897   $  145,544
Ratio of net investment income
 (loss) to average net
 assets.......................    (0.71)%     (0.72)%      (1.23)%       (0.9)%      (0.97)%        0.19%        0.66%
Ratio of expenses to average
 net assets:
  With expense reduction......      1.80%       1.85%        1.98%         2.0%        2.05%        2.01%        2.39%
  Without expense reduction...      1.84%       1.91%           -%(d)         -%(d)         -%(d)         -%(d)         -%(d)
Portfolio turnover rate +++...       157%         99%          64%          61%          30%          23%          34%
Average commission rate per
 share paid on portfolio
 transactions+++..............  $  0.0548         N/A          N/A          N/A          N/A          N/A          N/A


                                 AUGUST 7,
                                    1989
                                (COMMENCEMENT
                                     OF
                                OPERATIONS)
                                 TO OCTOBER
                                  31, 1989
                                ------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $    11.43
                                ------------
Income from investment
 operations:
  Net investment income
   (loss).....................        0.01
  Net realized and unrealized
   gain (loss) on
   investments................        0.39
                                ------------
  Net increase (decrease) from
   investment operations......        0.40
                                ------------
Distributions:
  From net investment
   income.....................       (0.00)
  From net realized gain on
   investments................       (0.00)
  In excess of net realized
   gain on investments........       (0.00)
                                ------------
    Total distributions.......       (0.00)
                                ------------
Net asset value, end of
 period.......................  $    11.83
                                ------------
                                ------------
Total investment return (c)...        3.5%(a)
                                ------------
                                ------------
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $   49,903
Ratio of net investment income
 (loss) to average net
 assets.......................        3.2%(b)
Ratio of expenses to average
 net assets:
  With expense reduction......        2.5%(b)
  Without expense reduction...          -%(d)
Portfolio turnover rate +++...        183%(b)
Average commission rate per
 share paid on portfolio
 transactions+++..............         N/A

------------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* These selected per share data were calculated based upon weighted average shares outstanding during the period.

**  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

(a) Not annualized.

(b) Annualized.

(c) Total investment return does not include sales charges.

(d) Calculation of "Ratios of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A Not applicable.

                               Prospectus Page 8

                             GT GLOBAL THEME FUNDS

                           GT GLOBAL HEALTH CARE FUND
                                  (CONTINUED)

                                                                    CLASS B++
                                                    -----------------------------------------
                                                                                   APRIL 1,            ADVISOR CLASS**
                                                                                     1993       ------------------------------
                                                       YEAR ENDED OCTOBER 31,         TO        YEAR ENDED      JUNE 1, 1995
                                                    ----------------------------  OCTOBER 31,   OCTOBER 31,    TO OCTOBER 31,
                                                      1996*      1995*    1994*      1993*         1996*            1995
                                                    ----------  -------  -------  -----------   -----------   ----------------
Per Share Operating Performance:
Net asset value, beginning of period..............  $    21.56  $ 19.46  $ 17.80    $ 15.59       $ 21.88      $         18.66
                                                    ----------  -------  -------  -----------   -----------   ----------------
Income from investment operations:
  Net investment income (loss)....................       (0.27)   (0.25)   (0.32)     (0.14)        (0.05)               (0.02)
  Net realized and unrealized gain (loss) on
   investments....................................        4.72     3.69     2.02       2.35          4.80                 3.24
                                                    ----------  -------  -------  -----------   -----------   ----------------
  Net increase (decrease) from investment
   operations.....................................        4.45     3.44     1.70       2.21          4.75                 3.22
                                                    ----------  -------  -------  -----------   -----------   ----------------
Distributions:
  From net investment income......................       (0.00)   (0.00)   (0.00)     (0.00)        (0.00)               (0.00)
  From net realized gain on investments...........       (2.86)   (1.34)   (0.00)     (0.00)        (2.86)               (0.00)
  In excess of net realized gain on investments...       (0.00)   (0.00)   (0.04)     (0.00)        (0.00)               (0.00)
                                                    ----------  -------  -------  -----------   -----------   ----------------
    Total distributions...........................       (2.86)   (1.34)   (0.04)     (0.00)        (2.86)               (0.00)
                                                    ----------  -------  -------  -----------   -----------   ----------------
Net asset value, end of period....................  $    23.15  $ 21.56  $ 19.46    $ 17.80       $ 23.77      $         21.88
                                                    ----------  -------  -------  -----------   -----------   ----------------
                                                    ----------  -------  -------  -----------   -----------   ----------------
Total investment return (c).......................      22.59%   19.17%    9.55%      14.2%(a)     23.82%               17.10%(a)
                                                    ----------  -------  -------  -----------   -----------   ----------------
                                                    ----------  -------  -------  -----------   -----------   ----------------

Ratios and supplemental data:
Net assets, end of period (in 000's)..............  $  107,622  $70,740  $39,100    $ 8,604       $ 1,152      $           539
Ratio of net investment income (loss) to average
 net assets.......................................     (1.21)%  (1.22)%  (1.73)%    (1.40)%(b)    (0.21)%              (0.22)%(b)
Ratio of expenses to average net assets:
  With expense reduction..........................       2.30%    2.35%    2.48%      2.54%(b)      1.30%                1.35%(b)
  Without expense reduction.......................       2.34%    2.41%       -%(d)        -%(d)     1.34%               1.41%(b)
Portfolio turnover rate +++.......................        157%      99%      64%        61%          157%                  99%
Average commission rate per share paid on
 portfolio transactions+++........................  $   0.0548      N/A      N/A        N/A       $0.0548                  N/A

------------------
++  Commencing April 1, 1993, the Fund began offering Class B shares.

+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* These selected per share data were calculated based upon weighted average shares outstanding during the period.

**  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

(a) Not annualized.

(b) Annualized.

(c) Total investment return does not include sales charges.

(d) Calculation of "Ratios of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A Not applicable.

                               Prospectus Page 9

                             GT GLOBAL THEME FUNDS

                 GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

                                               CLASS A                       CLASS B                   ADVISOR CLASS+
                                     ---------------------------   ---------------------------   --------------------------
                                                   DECEMBER 30,                  DECEMBER 30,
                                                       1994                          1994
                                                   (COMMENCEMENT                 (COMMENCEMENT
                                                        OF                            OF                       JUNE 1, 1995
                                     YEAR ENDED     OPERATIONS)    YEAR ENDED     OPERATIONS)    YEAR ENDED         TO
                                     OCTOBER 31,    TO OCTOBER     OCTOBER 31,    TO OCTOBER     OCTOBER 31,   OCTOBER 31,
                                        1996*        31, 1995*        1996*        31, 1995*        1996*         1995*
                                     -----------   -------------   -----------   -------------   -----------   ------------
Per Share Operating Performance:
Net asset value, beginning of
 period............................    $ 14.59        $ 11.43        $ 14.53        $ 11.43        $   14.64     $ 11.84
                                     -----------   -------------   -----------   -------------   -----------   ------------
Income from investment operations:
  Net investment income (loss).....      (0.22)***       0.02**        (0.31)***      (0.04)**         (0.13)***      0.04**
  Net realized and unrealized gain
   on investments..................       7.13           3.14           7.09           3.14             7.16        2.76
                                     -----------   -------------   -----------   -------------   -----------   ------------
  Net increase from investment
   operations......................       6.91           3.16           6.78           3.10             7.03        2.80
                                     -----------   -------------   -----------   -------------   -----------   ------------
Distributions:
  From net realized gain on
   investments.....................      (0.52)         (0.00)         (0.52)         (0.00)           (0.52)      (0.00)
                                     -----------   -------------   -----------   -------------   -----------   ------------
    Total distributions............      (0.52)         (0.00)         (0.52)         (0.00)           (0.52)      (0.00)
                                     -----------   -------------   -----------   -------------   -----------   ------------
Net asset value, end of period.....    $ 20.98        $ 14.59        $ 20.79        $ 14.53        $   21.15     $ 14.64
                                     -----------   -------------   -----------   -------------   -----------   ------------
                                     -----------   -------------   -----------   -------------   -----------   ------------
Total investment return (c)........     48.82%         27.65%(b)      48.11%         27.12%(b)        49.50%      23.65%(b)

Ratios and supplemental data:
Net assets, end of period (in
 000's)............................    $76,900        $ 4,082        $87,904        $ 2,959        $   7,446     $   164
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions and
   reimbursement by the Manager....    (1.14)%          0.20%(a)     (1.64)%        (0.30)%(a)       (0.64)%       0.70%(a)
  Without expense reductions and
   reimbursement by the Manager....    (1.24)%       (11.11)%(a)     (1.74)%       (11.61)%(a)       (0.74)%    (10.61)%(a)
Ratio of expenses to average net
 assets:
  With expense reductions and
   reimbursement by the Manager....      2.24%          2.32%(a)       2.74%          2.82%(a)         1.74%       1.82%(a)
  Without expense reductions and
   reimbursement by the Manager....      2.34%         13.63%(a)       2.84%         14.13%(a)         1.84%      13.13%(a)
Portfolio Turnover Rate++..........       169%           240%(a)        169%           240%(a)          169%        240%(a)
Average commission rate per share
 paid on portfolio
 transactions++....................    $0.0545            N/A        $0.0545            N/A        $  0.0545         N/A

------------------
(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.

+   Commencing June 1, 1995, the Fund began offering Advisor Class shares.

++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The Fund invests only in the Consumer Products and Services Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the Consumer Products and Services Portfolio.

* These selected per share data were calculated based upon weighted average shares outstanding during the period.

** Before reimbursement by the Manager, net investment income per share would have been reduced by $1.12, $1.04 and $0.61, for Class A, Class B and Advisor Class, respectively.

*** Before reimbursement by the Manager, net investment income per share would have been reduced by $0.05 for each of the three classes.

N/A Not applicable.

                               Prospectus Page 10

                             GT GLOBAL THEME FUNDS

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                                                                          CLASS A+
                                                              ----------------------------------------------------------------
                                                                                                              JANUARY 27, 1992
                                                                          YEAR ENDED OCTOBER 31,              (COMMENCEMENT OF
                                                              ----------------------------------------------   OPERATIONS) TO
                                                               1996(C)       1995      1994(C)       1993     OCTOBER 31, 1992
                                                              ----------  ----------  ----------  ----------  ----------------
Per Share Operating Performance:
Net asset value, beginning of period........................  $    16.42  $    17.80  $    16.92  $    11.16     $    11.43
                                                              ----------  ----------  ----------  ----------  ----------------
Income from investment operations:
  Net investment income (loss)..............................       (0.13)      (0.09)      (0.01)       0.08           0.14*
  Net realized and unrealized gain (loss) on investments....        1.22       (0.43)       1.17        5.83          (0.41)
                                                              ----------  ----------  ----------  ----------  ----------------
  Net increase (decrease) from investment operations........        1.09       (0.52)       1.16        5.91          (0.27)
                                                              ----------  ----------  ----------  ----------  ----------------
Distributions:
  From net investment income................................       (0.00)      (0.00)      (0.01)      (0.15)         (0.00)
  From net realized gain on investments.....................       (0.82)      (0.86)      (0.27)      (0.00)         (0.00)
                                                              ----------  ----------  ----------  ----------  ----------------
    Total distributions.....................................       (0.82)      (0.86)      (0.28)      (0.15)         (0.00)
                                                              ----------  ----------  ----------  ----------  ----------------
Net asset value, end of period..............................  $    16.69  $    16.42  $    17.80  $    16.92     $    11.16
                                                              ----------  ----------  ----------  ----------  ----------------
                                                              ----------  ----------  ----------  ----------  ----------------
Total investment return (d).................................       7.00%     (2.88)%       7.02%       53.6%         (2.4)%(a)
                                                              ----------  ----------  ----------  ----------  ----------------
                                                              ----------  ----------  ----------  ----------  ----------------

Ratios and supplemental data:
Net assets, end of period (in 000's)........................  $1,204,428  $1,353,722  $1,644,402  $1,223,340     $  442,862
Ratio of net investment income to average net assets........     (0.84)%     (0.49)%     (0.02)%        0.8%           2.1%*(b)
Ratio of expenses to average net assets:
  With expense reductions...................................       1.74%       1.77%        1.8%        2.0%           2.3%*(b)
  Without expense reductions................................       1.79%       1.83%          -%(e)         -%(e)            -%(e)
Portfolio turnover rate++...................................         37%         62%         57%         41%             4%(b)
Average commission rate per share paid on portfolio
 transactions++.............................................  $   0.0165         N/A         N/A         N/A            N/A

------------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* Includes reimbursement by the Manager of Fund operating expenses of less than $0.01. Without such reimbursement, the annualized expense ratio would have been 2.30% and the annualized ratio of net investment income to average net assets would have been 2.04%.

(a) Not annualized.

(b) Annualized.

(c) These per share operating performance data were calculated based upon weighted average shares outstanding during the year.

(d) Total investment return does not include sales charges.

(e) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

N/A Not applicable.

                               Prospectus Page 11

                             GT GLOBAL THEME FUNDS

                       GT GLOBAL TELECOMMUNICATIONS FUND
                                  (CONTINUED)


                                                                      CLASS B++                           ADVISOR CLASS**
                                                    ---------------------------------------------   ---------------------------
                                                                                       APRIL 1,                   JUNE 1, 1995
                                                         YEAR ENDED OCTOBER 31,         1993 TO     YEAR ENDED         TO
                                                    --------------------------------  OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                                    1996(C)      1995      1994(C)       1993         1996(C)         1995
                                                    --------  ----------  ----------  -----------   -----------   -------------
Per Share Operating Performance:
Net asset value, beginning of period..............  $  16.20  $    17.66  $    16.87  $     12.68    $  16.46       $  15.24
                                                    --------  ----------  ----------  -----------   -----------   -------------
Income from investment operations:
  Net investment income (loss)....................     (0.23)      (0.17)      (0.10)        0.01       (0.05)          0.00
  Net realized and unrealized gain (loss) on
   investments....................................      1.22       (0.43)       1.17         4.18        1.22           1.22
                                                    --------  ----------  ----------  -----------   -----------   -------------
  Net increase (decrease) from investment
   operations.....................................      0.99       (0.60)       1.07         4.19        1.17           1.22
                                                    --------  ----------  ----------  -----------   -----------   -------------
Distributions:
  From net investment income......................     (0.00)      (0.00)      (0.01)       (0.00)      (0.00)         (0.00)
  From net realized gain on investments...........     (0.82)      (0.86)      (0.27)       (0.00)      (0.82)         (0.00)
                                                    --------  ----------  ----------  -----------   -----------   -------------
    Total distributions...........................     (0.82)      (0.86)      (0.28)       (0.00)      (0.82)         (0.00)
                                                    --------  ----------  ----------  -----------   -----------   -------------
Net asset value, end of period....................  $  16.37  $    16.20  $    17.66  $     16.87    $  16.81       $  16.46
                                                    --------  ----------  ----------  -----------   -----------   -------------
                                                    --------  ----------  ----------  -----------   -----------   -------------
Total investment return (d).......................     6.46%     (3.37)%       6.50%        33.0%(a)     7.49%         7.94%(a)

Ratios and supplemental data:
Net assets, end of period (in 000's)..............  $1,007,654 $1,111,520 $1,184,081  $   455,335    $    945       $    681
Ratio of net investment income to average net
 assets...........................................   (1.34)%     (0.99)%     (0.52)%         0.3%(b)     (0.34)%       0.01%(b)
Ratio of expenses to average net assets:
  With expense reductions.........................     2.24%       2.27%        2.3%         2.5%(b)     1.24%         1.27%(b)
  Without expense reductions......................     2.29%       2.33%          -%(e)          -%(e)     1.29%       1.33%(b)
Portfolio turnover rate+++........................       37%         62%         57%          41%         37%            62%
Average commission rate per share paid on
 portfolio transactions+++........................  $ 0.0165         N/A         N/A          N/A    $ 0.0165            N/A


--------------
++  Commencing April 1, 1993, the Fund began offering Class B shares.

+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

**  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

(a) Not annualized.

(b) Annualized.

(c) These per share operating performance data were calculated based upon weighted average shares outstanding during the year.

(d) Total investment return does not include sales charges.

(e) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

N/A Not applicable.

                               Prospectus Page 12

                             GT GLOBAL THEME FUNDS

                       GT GLOBAL FINANCIAL SERVICES FUND

                                                         CLASS A                                  CLASS B
                                          --------------------------------------   --------------------------------------
                                                                       MAY 31,                                  MAY 31,
                                                                         1994                                     1994
                                                                      (COMMENCEMENT                            (COMMENCEMENT
                                                                          OF                                       OF
                                                 YEAR ENDED           OPERATIONS)         YEAR ENDED           OPERATIONS)
                                                 OCTOBER 31,          TO                  OCTOBER 31,          TO
                                          -------------------------    OCTOBER     -------------------------    OCTOBER
                                            1996(D)       1995(D)      31, 1994      1996(D)       1995(D)      31, 1994
                                          -----------   -----------   ----------   -----------   -----------   ----------
Per Share Operating Performance:
Net asset value, beginning of
 period.................................   $    11.92    $    11.62    $  11.43     $    11.83    $    11.60    $  11.43
                                          -----------   -----------   ----------   -----------   -----------   ----------
Income from investment operations:
  Net investment income (loss)..........         0.05*         0.17*       0.02*         (0.01)*        0.11*       0.00*
  Net realized and unrealized gain
   (loss) on investments................         2.36          0.13        0.17           2.34          0.12        0.17
                                          -----------   -----------   ----------   -----------   -----------   ----------
Net increase (decrease) from investment
 operations.............................         2.41          0.30        0.19           2.33          0.23        0.17
                                          -----------   -----------   ----------   -----------   -----------   ----------
Distributions:
  From net investment income............        (0.12)        (0.00)      (0.00)         (0.09)        (0.00)      (0.00)
  From net realized gain on
   investments..........................        (0.01)        (0.00)      (0.00)         (0.01)        (0.00)      (0.00)
                                          -----------   -----------   ----------   -----------   -----------   ----------
    Total distributions.................        (0.13)        (0.00)      (0.00)         (0.10)        (0.00)      (0.00)
                                          -----------   -----------   ----------   -----------   -----------   ----------
Net asset value, end of period..........   $    14.20    $    11.92    $  11.62     $    14.06    $    11.83    $  11.60
                                          -----------   -----------   ----------   -----------   -----------   ----------
                                          -----------   -----------   ----------   -----------   -----------   ----------
Total investment return (b).............       20.21%         2.58%       1.66%(c)      19.81%         1.98%       1.49%(c)
                                          -----------   -----------   ----------   -----------   -----------   ----------
                                          -----------   -----------   ----------   -----------   -----------   ----------

Ratios and supplemental data:
Net assets, end of period
 (in 000's).............................   $    7,302    $    5,687    $  3,175     $    9,886    $    4,548    $  2,235
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement from the
   Manager..............................        0.41%         1.46%       0.66%(a)     (0.09)%         0.96%       0.16%(a)
  Without expense reductions and
   reimbursement from the
   Manager..............................      (0.66)%       (5.34)%     (7.26)%(a)     (1.16)%       (5.84)%     (7.76)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement from the
   Manager..............................        2.32%         2.34%       2.40%(a)       2.82%         2.84%       2.90%(a)
  Without expense reductions and
   reimbursement from the
   Manager..............................        3.39%         9.14%      10.32%(a)       3.89%         9.64%      10.82%(a)
Portfolio Turnover Rate++...............         103%          170%         53%(a)        103%          170%         53%(a)
Average commission rate per share paid
 on portfolio transaactions++...........   $   0.0080           N/A         N/A     $   0.0080           N/A         N/A


                                               ADVISOR CLASS+
                                          -------------------------
                                          YEAR ENDED   JUNE 1, 1995
                                           OCTOBER          TO
                                             31,       OCTOBER 31,
                                           1996(D)         1995
                                          ----------   ------------
Per Share Operating Performance:
Net asset value, beginning of
 period.................................   $  11.95      $ 11.09
                                          ----------   ------------
Income from investment operations:
  Net investment income (loss)..........       0.12*        0.09*
  Net realized and unrealized gain
   (loss) on investments................       2.36         0.77
                                          ----------   ------------
Net increase (decrease) from investment
 operations.............................       2.48         0.86
                                          ----------   ------------
Distributions:
  From net investment income............      (0.16)       (0.00)
  From net realized gain on
   investments..........................      (0.01)       (0.00)
                                          ----------   ------------
    Total distributions.................      (0.17)       (0.00)
                                          ----------   ------------
Net asset value, end of period..........   $  14.26      $ 11.95
                                          ----------   ------------
                                          ----------   ------------
Total investment return (b).............     20.87%        7.75%(c)
                                          ----------   ------------
                                          ----------   ------------
Ratios and supplemental data:
Net assets, end of period
 (in 000's).............................   $     72      $    31
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement from the
   Manager..............................      0.91%        1.96%(a)
  Without expense reductions and
   reimbursement from the
   Manager..............................    (0.16)%      (4.84)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement from the
   Manager..............................      1.82%        1.84%(a)
  Without expense reductions and
   reimbursement from the
   Manager..............................      2.89%        8.64%(a)
Portfolio Turnover Rate++...............       103%         170%
Average commission rate per share paid
 on portfolio transaactions++...........   $ 0.0080          N/A

------------------
(a) Annualized.

(b) Total investment return does not include sales charges.

(c) Not annualized.

(d) These selected per share data were calculated based upon weighted average shares outstanding during the period.

* Before reimbursement by the Manager, the net investment income per share would have been reduced by $0.13 for each of the three classes for the year ended October 31, 1996, $0.59, $0.59 and $0.30 for Class A, Class B and Advisor Class, respectively, for the period ended October 31, 1995, and $0.23 and $0.23 for Class A and Class B from May 31, 1994 to October 31, 1994.

+   Commencing June 1, 1995, the Fund began offering Advisor Class shares.

++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the class of shares issued. The Fund invests only in the Financial Services Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the Financial Services Portfolio.

N/A Not applicable.

                               Prospectus Page 13

                             GT GLOBAL THEME FUNDS

                         GT GLOBAL INFRASTRUCTURE FUND

                                                            CLASS A                                       CLASS B
                                          --------------------------------------------   ------------------------------------------
                                                                        MAY 31, 1994                                 MAY 31, 1994
                                                 YEAR ENDED            (COMMENCEMENT           YEAR ENDED           (COMMENCEMENT
                                                 OCTOBER 31,           OF OPERATIONS)          OCTOBER 31,          OF OPERATIONS)
                                          -------------------------          TO          -----------------------          TO
                                            1996(D)        1995       OCTOBER 31, 1994    1996(D)        1995      OCTOBER 31, 1994
                                          -----------   -----------   ----------------   ----------   ----------   ----------------
Per Share Operating Performance:
Net asset value, beginning of
 period.................................   $    12.11    $    12.47       $ 11.43         $   12.03    $   12.45       $ 11.43
                                          -----------   -----------      --------        ----------   ----------      --------
Income from investment operations:
  Net investment income (loss)..........        (0.03)        (0.03)*        0.01*            (0.09)       (0.09)*       (0.01)*
  Net realized and unrealized gain
   (loss) on investments................         2.34         (0.33)         1.03              2.30        (0.33)         1.03
                                          -----------   -----------      --------        ----------   ----------      --------
  Net increase (decrease) from
   investment operations................         2.31         (0.36)         1.04              2.21        (0.42)         1.02
                                          -----------   -----------      --------        ----------   ----------      --------
Net asset value, end of period..........   $    14.42    $    12.11       $ 12.47         $   14.24    $   12.03       $ 12.45
                                          -----------   -----------      --------        ----------   ----------      --------
                                          -----------   -----------      --------        ----------   ----------      --------
Total investment return (c).............       19.08%       (2.89)%         9.10%(b)         18.37%      (3.37)%         8.92%(b)
                                          -----------   -----------      --------        ----------   ----------      --------
                                          -----------   -----------      --------        ----------   ----------      --------

Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   38,397    $   36,241       $23,615         $  53,678    $  50,181       $30,954
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by the Manager.........      (0.19)%       (0.32)%         0.41%(a)        (0.69)%      (0.82)%       (0.09)%(a)
  Without expense reductions and
   reimbursement by the Manager.........      (0.30)%       (0.58)%       (0.47)%(a)        (0.80)%      (1.08)%       (0.97)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by the Manager.........        2.14%         2.36%         2.40%(a)          2.64%        2.86%         2.90%(a)
  Without expense reductions and
   reimbursement by the Manager.........        2.25%         2.62%         3.28%(a)          2.75%        3.12%         3.78%(a)
Portfolio Turnover Rate++...............          41%           45%           18%               41%          45%           18%
Average commission rate per share paid
 on portfolio transactions++............   $   0.0109           N/A           N/A         $  0.0109          N/A           N/A


                                                  ADVISOR CLASS+
                                          ------------------------------
                                                          JUNE 1, 1995
                                          YEAR ENDED           TO
                                          OCTOBER 31,     OCTOBER 31,
                                            1996(D)           1995
                                          -----------   ----------------
Per Share Operating Performance:
Net asset value, beginning of
 period.................................    $ 12.14         $ 12.00
                                          -----------      --------
Income from investment operations:
  Net investment income (loss)..........       0.04            0.02*
  Net realized and unrealized gain
   (loss) on investments................       2.34            0.12
                                          -----------      --------
  Net increase (decrease) from
   investment operations................       2.38            0.14
                                          -----------      --------
Net asset value, end of period..........    $ 14.52         $ 12.14
                                          -----------      --------
                                          -----------      --------
Total investment return (c).............     19.60%           1.17%(b)
                                          -----------      --------
                                          -----------      --------
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $   344         $   216
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by the Manager.........      0.31%           0.18%(a)
  Without expense reductions and
   reimbursement by the Manager.........      0.20%         (0.08)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by the Manager.........      1.64%           1.86%(a)
  Without expense reductions and
   reimbursement by the Manager.........      1.75%           2.12%(a)
Portfolio Turnover Rate++...............        41%             45%
Average commission rate per share paid
 on portfolio transactions++............    $0.0109             N/A

------------------
(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.

(d) These selected per share data were calculated based upon average shares outstanding during the period.

* Before reimbursement by the Manager, the net investment income per share would have been reduced by $0.03 for Class A shares, $0.03 for Class B shares, and $0.02 for Advisor Class for the year ended October 31, 1995. Net investment income per share would have been reduced by $0.02 for Class A and Class B from May 31, 1994 to October 31, 1994.

+   Commencing June 1, 1995, the Fund began offering Advisor Class shares.

++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the class of shares issued. The Fund invests only in the Infrastructure Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the Infrastructure Portfolio.

N/A Not applicable.

                               Prospectus Page 14

                             GT GLOBAL THEME FUNDS

                        GT GLOBAL NATURAL RESOURCES FUND

                                                              CLASS A                              CLASS B
                                                -----------------------------------   ----------------------------------
                                                                     MAY 31, 1994                         MAY 31, 1994
                                                   YEAR ENDED       (COMMENCEMENT        YEAR ENDED      (COMMENCEMENT
                                                   OCTOBER 31,      OF OPERATIONS)      OCTOBER 31,      OF OPERATIONS)
                                                -----------------         TO          ----------------         TO
                                                1996(D)    1995    OCTOBER 31, 1994   1996(D)   1995    OCTOBER 31, 1994
                                                --------  -------  ----------------   -------  -------  ----------------
Per Share Operating Performance:
Net asset value, beginning of
 period.......................................  $  11.44  $ 12.41      $ 11.43        $ 11.36  $ 12.38      $ 11.43
                                                --------  -------     --------        -------  -------     --------
Income from investment operations:
  Net investment income (loss)................     (0.24)    0.04*        0.06*         (0.31)   (0.02)*        0.03*
  Net realized and unrealized gain (loss) on
   investments................................      6.28    (0.98)        0.92           6.25    (0.98)        0.92
                                                --------  -------     --------        -------  -------     --------
Net increase (decrease) from investment
 operations...................................      6.04    (0.94)        0.98           5.94    (1.00)        0.95
                                                --------  -------     --------        -------  -------     --------
Distributions:
  From net investment income..................     (0.04)   (0.03)       (0.00)         (0.00)   (0.02)       (0.00)
  From net realized gain on investments.......     (0.01)   (0.00)       (0.00)         (0.01)   (0.00)       (0.00)
                                                --------  -------     --------        -------  -------     --------
    Total distributions.......................     (0.05)   (0.03)       (0.00)         (0.01)   (0.02)       (0.00)
                                                --------  -------     --------        -------  -------     --------
                                                --------  -------     --------        -------  -------     --------
Net asset value, end of period................  $  17.43  $ 11.44      $ 12.41        $ 17.29  $ 11.36      $ 12.38
                                                --------  -------     --------        -------  -------     --------
                                                --------  -------     --------        -------  -------     --------
Total investment return (c)...................    53.04%  (7.58)%        8.57%(b)      52.39%  (8.05)%        8.31%(b)
                                                --------  -------     --------        -------  -------     --------
                                                --------  -------     --------        -------  -------     --------

Ratios and supplemental data:
Net assets, end of period (in 000's)..........  $ 48,729  $12,598      $14,797        $57,749  $13,978      $13,404
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and reimbursement
   from the
   Manager....................................   (1.55)%    0.41%        2.63%(a)     (2.05)%  (0.09)%        2.13%(a)
  Without expense reductions and reimbursement
   from the
   Manager....................................   (1.65)%  (0.69)%        0.65%(a)     (2.15)%  (1.19)%        0.15%(a)
Ratio of expenses to average net assets:
  With expense reductions and reimbursement
   from the
   Manager....................................     2.20%    2.37%        2.40%(a)       2.70%    2.87%        2.90%(a)
  Without expense reductions and reimbursement
   from the
   Manager....................................     2.30%    3.47%        4.38%(a)       2.80%    3.97%        4.88%(a)
Portfolio Turnover Rate++.....................       94%      87%         137%            94%      87%         137%
Average commission rate per share paid on
 portfolio transactions++.....................  $ 0.0243      N/A          N/A        $0.0243      N/A          N/A


                                                      ADVISOR CLASS+
                                                --------------------------
                                                              JUNE 1, 1995
                                                YEAR ENDED         TO
                                                OCTOBER 31,   OCTOBER 31,
                                                  1996(D)         1995
                                                -----------   ------------
Per Share Operating Performance:
Net asset value, beginning of
 period.......................................    $ 11.47       $ 11.45
                                                -----------   ------------
Income from investment operations:
  Net investment income (loss)................      (0.17)         0.11*
  Net realized and unrealized gain (loss) on
   investments................................       6.28         (0.09)
                                                -----------   ------------
Net increase (decrease) from investment
 operations...................................       6.11          0.02
                                                -----------   ------------
Distributions:
  From net investment income..................      (0.10)        (0.00)
  From net realized gain on investments.......      (0.01)        (0.00)
                                                -----------   ------------
    Total distributions.......................      (0.11)        (0.00)
                                                -----------   ------------
                                                -----------   ------------
Net asset value, end of period................    $ 17.47       $ 11.47
                                                -----------   ------------
                                                -----------   ------------
Total investment return (c)...................     53.76%         0.17%(b)
                                                -----------   ------------
                                                -----------   ------------
Ratios and supplemental data:
Net assets, end of period (in 000's)..........    $ 5,502           $95
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and reimbursement
   from the
   Manager....................................    (1.05)%         0.91%(a)
  Without expense reductions and reimbursement
   from the
   Manager....................................    (1.15)%       (0.19)%(a)
Ratio of expenses to average net assets:
  With expense reductions and reimbursement
   from the
   Manager....................................      1.70%         1.87%(a)
  Without expense reductions and reimbursement
   from the
   Manager....................................      1.80%         2.97%(a)
Portfolio Turnover Rate++.....................        94%           87%
Average commission rate per share paid on
 portfolio transactions++.....................    $0.0243           N/A

------------------
(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.

(d) These selected per share data were calculated based upon average shares outstanding during the period.

* Before reimbursement by the Manager, the net investment income per share would have been reduced by $0.14, $0.13 and $0.12 for Class A, Class B, and Advisor Class, respectively, for the period ended October 31, 1995, and $0.04 and $0.04 for Class A and Class B, respectively from May 31, 1994 to October 31, 1994.

+   Commencing June 1, 1995, the Fund began offering Advisor Class shares.

++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The Fund invests only in the Natural Resources Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the Natural Resources Portfolio.

N/A Not applicable.

                               Prospectus Page 15

                             GT GLOBAL THEME FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND
The Financial Services Fund's investment objective is long-term capital growth. The Financial Services Fund seeks its objective by investing all of its investable assets in the Financial Services Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that operate in the financial services industries. The Financial Services Portfolio's investment objective is identical to that of the Financial Services Fund.

At least 65% of the Financial Services Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by financial services companies. A "financial services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from financial services activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Financial Services Portfolio's assets may be invested in debt securities issued by financial services companies and/or equity and debt securities of companies outside of the financial services industries, which, in the opinion of the Manager, stand to benefit from developments in the financial services industries.

GLOBAL FINANCIAL SERVICES INDUSTRIES INVESTMENT. Examples of financial services companies include commercial banks and savings institutions and loan associations and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; insurance brokerages; securities brokerage and investment advisory companies; real estate-related companies; leasing companies; and a variety of firms in all segments of the insurance field such as multi-line, property and casualty and life insurance and insurance holding companies.

The Manager believes an accelerating rate of global economic interdependence will lead to significant growth in the demand for financial services. In addition, in the Manager's view, as the industries evolve, opportunities will emerge for those companies positioned for the future. Thus, the Manager expects that banking and related financial institution consolidation in the developed countries, increased demand for retail borrowing in developing countries, a growing need for international trade-based financing, a rising demand for sophisticated risk management, the proliferating number of liquid securities markets around the world, and larger concentrations of investable assets should lead to growth in financial service companies that are positioned for the future.

INFRASTRUCTURE FUND
The Infrastructure Fund's investment objective is long-term capital growth. The Infrastructure Fund seeks its objective by investing all of its investable assets in the Infrastructure Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure. The Infrastructure Portfolio's investment objective is identical to that of the Infrastructure Fund.

At least 65% of the Infrastructure Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by infrastructure companies. An "infrastructure" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from infrastructure activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Infrastructure Portfolio's assets may be invested in debt securities issued by infrastructure companies and/or equity and debt securities of companies outside of the infrastructure industries, which, in the opinion of the Manager, stand to benefit from developments in the infrastructure industries.

GLOBAL INFRASTRUCTURE INDUSTRIES INVESTMENT. Examples of infrastructure companies include those engaged in designing, developing or providing the following products and services: electricity production; oil, gas, and coal exploration, development, production and distribution; water supply, including water treatment facilities; nuclear power and other alternative energy sources; transportation, including the construction or operation of transportation systems; steel, concrete, or similar types of products; communications equipment and services (including

                               Prospectus Page 16

                             GT GLOBAL THEME FUNDS
equipment and services for both data and voice transmission); mobile communications and cellular radio/paging; emerging technologies combining telephone, television and/or computer systems; and other products and services, which, in the Manager's judgment, constitute services significant to the development of a country's infrastructure.

The Manager believes that a country's infrastructure is one key to the long-term success of that country's economy. The Manager believes that adequate energy, transportation, water, and communications systems are essential elements for long-term economic growth. The Manager believes that many developing nations, especially in Asia and Latin America, plan to make significant expenditures to the development of their infrastructure in the coming years, which is expected to facilitate increased levels of services and manufactured goods.

In the developed countries of North America, Europe, Japan and the Pacific Rim, the Manager expects that the replacement and upgrade of transportation and communications systems should stimulate growth in the infrastructure industries of those countries. In addition, in the Manager's view, deregulation of telecommunications and electric and gas utilities in many countries is promoting significant changes in these industries.

The Manager believes that strong economic growth in developing countries and infrastructure replacement, upgrade, and deregulation in more developed countries provide an environment for favorable investment opportunities in infrastructure companies worldwide. In addition, the long-term growth rates of certain foreign countries' economies may be substantially higher than the long-term growth rate of the U.S. economy. An integral aspect of certain foreign countries' economies may be the development or improvement of their infrastructure.

NATURAL RESOURCES FUND
The Natural Resources Fund's investment objective is long-term capital growth. The Natural Resources Fund seeks its objective by investing all of its investable assets in the Natural Resources Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities, or supply goods and services to such companies. The Natural Resources Portfolio's investment objective is identical to that of the Natural Resources Fund.

At least 65% of the Natural Resources Portfolio's total assets will normally be invested in common stock and preferred stock, and warrants to acquire such securities, issued by natural resource companies. A "natural resource" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from natural resource activities, or (ii) at least 50% of the assets was devoted to such activities, based upon the company's most recent fiscal year. The remainder of the Natural Resources Portfolio's assets may be invested in debt securities issued by natural resource companies and/or equity and debt securities of companies outside of the natural resource industries, which, in the opinion of the Manager, stand to benefit from developments in the natural resource industries.

GLOBAL NATURAL RESOURCE INDUSTRIES INVESTMENT. Examples of natural resource companies include those which own, explore or develop: energy sources (such as oil, gas and coal); ferrous and non-ferrous metals (such as iron, aluminum, copper, nickel, zinc and lead), strategic metals (such as uranium and titanium) and precious metals (such as gold, silver and platinum); chemicals; forest products (such as timber, coated and uncoated tree sheet, pulp and newsprint); other basic commodities (such as foodstuffs); refined products (such as chemicals and steel) and service companies that sell to these producers and refiners; and other products and services, which, in the Manager's opinion are significant to the ownership and development of natural resources and other basic commodities.

The Manager believes that the liberalization of formerly socialist economies will bring about dramatic changes in both the supply and demand for natural resources. In addition, rapid industrialization in developing countries of Asia and Latin America is generating new demands for industrial materials that are affecting world commodities markets. The Manager believes these changes are likely to create investment opportunities that benefit from new sources of supply and/or from changes in commodities prices.

The Manager also believes that investments in natural resource industries offer an opportunity to protect wealth against the capital-eroding effects of inflation. During periods of accelerating inflation or currency uncertainty, worldwide investment demand for natural resources, particularly precious metals, tends to increase, and during periods of disinflation or currency stability, it tends to decrease. The Manager believes that rising commodity prices and increasing worldwide industrial production may favorably affect share prices of natural resource companies, and investments in

                               Prospectus Page 17

                             GT GLOBAL THEME FUNDS
such companies can offer excellent opportunities to offset the effects of inflation.

CONSUMER PRODUCTS AND SERVICES FUND
The Consumer Products and Services Fund's investment objective is long-term capital growth. The Consumer Products and Services Fund seeks its objective by investing all of its investable assets in the Consumer Products and Services Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services. The Consumer Products and Services Portfolio's investment objective is identical to that of the Consumer Products and Services Fund.

At least 65% of the Consumer Products and Services Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by consumer products and services companies. A "consumer products or services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from activities relating to consumer products or services, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Consumer Products and Services Portfolio's assets may be invested in debt securities issued by consumer products or services companies and/or equity and debt securities of companies outside the consumer products or services industries, which, in the opinion of the Manager, stand to benefit from developments in such industries.

GLOBAL CONSUMER PRODUCTS AND SERVICES INDUSTRIES INVESTMENT. Examples of consumer products and services companies include those that manufacture, market, retail, or distribute: durable goods (such as homes, household goods, automobiles, boats, furniture and appliances, and computers); non-durable goods (such as food and beverages and apparel); media, entertainment, broadcasting, publishing and sports-related goods and services (such as television and radio broadcast, motion pictures, wireless communications, gaming casinos, theme parks, restaurants and lodging); and goods and services to companies in the foregoing industries (such as advertisers, textile companies and distribution and shipping companies).

The Consumer Products and Services Portfolio expects that a significant portion of its assets may be invested in the securities of U.S. issuers from time to time, particularly those that market their products globally. However, consumer products and services companies of a particular nation or region of the world are often operated and owned in their local markets, close to their customers. These companies, the Manager believes, may offer superior opportunities for capital growth as compared to their larger, multinational counterparts. Certain global markets may be more attractive than others from time to time; companies dependent on U.S. markets, for example, may be outperformed by companies not dependent on U.S. markets.

The Manager also believes that the demand for consumer products and services worldwide will increase along with rising disposable incomes in both developed and developing nations. Emerging economies, such as those in China, Southeast Asia, Eastern Europe and Latin America, offer opportunities for the growth and expansion of consumer markets. These regions currently comprise a growing source of inexpensive consumer products for export and a growing source of demand for consumer products and services as the disposable incomes of their populations increase. In the Manager's view, these changes are likely to create investment opportunities in companies, both local and multinational, that are able to employ innovative manufacturing, marketing, retailing and distribution methods to open new markets and/or expand existing markets.

HEALTH CARE FUND
The Health Care Fund's investment objective is long-term capital appreciation. The Health Care Fund seeks its objective by investing primarily in equity securities of health care companies throughout the world.

At least 65% of the Health Care Fund's total assets normally will be invested in common and preferred stocks, and warrants to acquire such securities, issued by health care companies. A "health care" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from health care activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Health Care Fund's assets may be invested in debt securities issued by health care companies and/or equity and debt securities of companies outside of the health care industry, which, in the opinion of the Manager, stand to benefit from developments in the health care industries.

GLOBAL HEALTH CARE INDUSTRIES INVESTMENT. Examples of health care companies include those that are substantially engaged in the design, manufacture

                               Prospectus Page 18

                             GT GLOBAL THEME FUNDS
or sale of products or services used for or in connection with health care or medicine. Such firms may include pharmaceutical companies; firms that design, manufacture, sell or supply medical, dental and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development; and companies involved in the ownership and/or operation of health care facilities.

The Health Care Fund expects that, from time to time, a significant portion of its assets may be invested in the securities of U.S. issuers. Health care industries, however, are global industries with significant, growing markets outside of the United States. A sizeable portion of the companies which comprise the health care industries are headquartered outside of the United States, and many important pharmaceutical and biotechnology discoveries and technological breakthroughs have occurred outside of the United States, primarily in Japan, the United Kingdom and Western Europe.

The Manager believes that the global health care industries offer attractive long-term supply/demand dynamics. While the United States, Western Europe, and Japan presently account for a substantial portion of health care expenditures, this should change dramatically in the coming decade if the populations of developing countries devote an increasing percentage of income to health care. Additionally, the Manager believes demographics on aging point to a significant increase in demand from the industrialized nations, as the elderly account for a growing proportion of worldwide health care spending. Finally, in the Manager's view, technology will continue to expand the range of products and services offered, with new drugs, medical devices and surgical procedures addressing medical conditions previously considered untreatable.

In addition to these underlying trends, the United States is presently experiencing a period of rapid and profound change in its own health care system, marked by the rise of managed care, the formation of health care delivery networks, and widespread consolidation across all segments of the industry. The Manager believes that this transition offers investment opportunities in those companies acting as consolidators or otherwise gaining market share at the expense of less efficient competitors.

TELECOMMUNICATIONS FUND
The Telecommunications Fund's investment objective is long-term growth of capital. The Telecommunications Fund seeks its objective by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment.

At least 65% of the Telecommunications Fund's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by telecommunications companies. A "telecommunications" company is an entity in which (i) at least 50% of either its revenues or earnings was derived from telecommunications activities, or (ii) at least 50% of its assets was devoted to telecommunications activities, based on the company's most recent fiscal year. The remainder of the assets of the Telecommunications Fund may be invested in debt securities issued by telecommunications companies and/or equity and debt securities of companies outside of the telecommunications industry which, in the opinion of the Manager, stand to benefit from developments in the telecommunications industries.

GLOBAL TELECOMMUNICATIONS INDUSTRIES INVESTMENT. Telecommunications companies cover a variety of sectors, ranging from companies concentrating on established technologies to those primarily engaged in emerging or developing technologies. The characteristics of companies focusing on the same technology will vary among countries depending upon the extent to which the technology is established in the particular country. The Manager will allocate the Telecommunications Fund's investments among these sectors depending upon its assessment of their relative long-term growth potential.

Examples of telecommunications companies include those engaged in designing, developing or providing the following products and services: communications equipment and services (including equipment and services for both data and voice transmission); electronic components and equipment; broadcasting (including television and radio, satellite, microwave and cable television and narrowcasting); computer equipment, mobile communications and cellular radio/paging; electronic mail; local and wide area networking and linkage of word and data processing systems; publishing and information systems; videotext and teletext; and emerging technologies combining telephone, television and/or computer systems.

The Manager believes that there are opportunities for continued growth in demand for components, products, media and systems to collect, store,

                               Prospectus Page 19

                             GT GLOBAL THEME FUNDS
retrieve, transmit, process, distribute, record, reproduce and use information. The pervasive societal impact of communications and information technologies has been accelerated by the lower costs and higher efficiencies that result from the blending of computers with telecommunications systems. Accordingly, companies engaged in the production of methods for using electronic and, potentially, video technology to communicate information are expected to be important in the Telecommunications Fund's portfolio. Older technologies, such as photography and print also may be represented, however.

SELECTION OF INVESTMENTS AND ASSET ALLOCATION. Each Theme Portfolio expects that, from time to time, a significant portion of its assets may be invested in the securities of domestic issuers. Each industry represented in the Theme Portfolios, however, is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies which comprise such industries are headquartered outside of the United States.

For these reasons, the Manager believes that a portfolio composed only of securities of U.S. issuers does not provide the greatest potential for return from a Theme Portfolio investment. The Manager uses its financial expertise in markets located throughout the world and the substantial global resources of Liechtenstein Global Trust in attempting to identify those countries and companies then providing the greatest potential for long-term capital appreciation. In this fashion, the Manager seeks to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the global industries represented in the Theme Portfolios.

The Manager allocates each Theme Portfolio's assets among securities of countries and in currency denominations where opportunities for meeting each Theme Portfolio's investment objective are expected to be the most attractive. Each Theme Portfolio may invest substantially in securities denominated in one or more currencies. Under normal conditions, each Theme Portfolio invests in the securities of issuers located in at least three countries, including the United States; investments in securities of issuers in any one country, other than the United States, will represent no more than 40% of the Financial Services Portfolio's and the Telecommunication Fund's total assets, and no more than 50% of the Infrastructure Portfolio's, the Natural Resources Portfolio's, the Health Care Fund's and the Consumer Products and Services Portfolio's total assets.

In analyzing specific companies for possible investment, the Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.

In assessing companies for the Natural Resources Portfolio, the Manager will also evaluate, among other factors, their capabilities for expanded exploration and production, superior exploration programs and production techniques and facilities, current inventories, expected production and demand levels and the potential to accumulate new resources.

TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Manager may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, each Theme Portfolio may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of each Theme Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent any Theme Portfolio adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, each Theme Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments.

PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Manager believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Theme

                               Prospectus Page 20

                             GT GLOBAL THEME FUNDS
Portfolios in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Theme Portfolios to participate in privatizations may be limited by local law, or the terms on which the Theme Portfolios may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each Theme Portfolio may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, that Theme Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Theme Portfolio would continue to pay its own management fees and other expenses.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. A Theme Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of a Theme Portfolio's shares. A Theme Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. A Theme Portfolio may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if a Theme Portfolio's borrowings exceed 5% of its total assets. Any borrowing by a Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if a Theme Portfolio did not borrow.

A reverse repurchase agreement is a borrowing transaction in which a Theme Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves a Theme Portfolio's sale of securities together with its commitment (for which that Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.

SECURITIES LENDING. Each Theme Portfolio may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Theme Portfolios to retain ownership of the securities loaned and, at the same time, earn additional income that may be used to offset a Theme Portfolio's custody fees. Each Theme Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Theme Portfolio's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.

WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. The Theme Portfolios may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Theme Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Theme Portfolio. If the Theme Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Theme Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established and maintained with its custodian and will be marked to market daily. There is a risk that the securities may not be delivered and that the Theme Portfolio may incur a loss.

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Each Theme Portfolio may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the portfolio.

                               Prospectus Page 21

                             GT GLOBAL THEME FUNDS
These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Theme Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

To attempt to hedge against adverse movements in exchange rates between currencies, each Theme Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Theme Portfolios may enter into forward currency contracts either with respect to specific transactions or with respect to that Theme Portfolio's portfolio positions. Each Theme Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.

In addition, a Theme Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by that Theme Portfolio or that the Manager intends to include in the Theme Portfolio's portfolio. The Theme Portfolio also may purchase and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets generally or in a specific market sector.

Further, a Theme Portfolio may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could affect adversely a Theme Portfolio's holdings. A Theme Portfolio also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Theme Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

OTHER INFORMATION. The investment objective of each Fund may not be changed without the approval of a majority of that Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, each Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Funds' investment policies described in this Prospectus and in the Statement of Additional Information may be changed by vote of the Company's Board of Directors without shareholder approval. Each Fund's policies regarding concentration and lending, and the percentage of that Fund's assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval.

The approval of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund and of other investors in their corresponding Portfolio, if any, is not required to change the investment objective, policies or limitations of that Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of such Fund thirty days prior to any changes in its corresponding Portfolio's investment objective.

OTHER INFORMATION REGARDING THE PORTFOLIOS. As previously described, the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund, unlike mutual funds which directly acquire and manage their own portfolios of securities, seek to achieve their investment objective by investing all of their investable assets in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio, respectively, each of which is a separate investment company. Because its corresponding Fund will invest only in its corresponding Portfolio, that Fund's shareholders will acquire only an indirect interest in the investments of that Portfolio.

The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund may each redeem its investment in its corresponding Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of that Fund and its shareholders to do so. A change in a Portfolio's investment objective, policies or limitations which is

                               Prospectus Page 22

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not approved by the Board or the shareholders of the corresponding Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect the liquidity of the Fund. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of that Fund in another pooled investment entity having substantially the same investment objective as that Fund or the retention by that Fund of its own investment advisor to manage that Fund's assets in accordance with the investment objective, policies and limitations discussed herein with respect to each such Fund and its investment in its corresponding Portfolio.

In addition to selling its interest to its corresponding Fund, the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio may each sell its interests to other non-affiliated investment companies and/or other institutional investors. All institutional investors in a Portfolio will pay a proportionate share of that Portfolio's expenses and will invest in that Portfolio on the same terms and conditions. However, if another investment company invests all of its assets in a Portfolio, it would not be required to sell its shares at the same public offering price as the Portfolio's corresponding Fund and may charge different sales commissions. Therefore, investors in the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund may experience different returns from investors in another investment company which invests exclusively in its corresponding Portfolio. As of the date of this Prospectus, the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund are the only institutional investors in their corresponding Portfolios.

The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund may each be materially affected by the actions of large investors in its corresponding Portfolio, if any. For example, as with all open-end investment companies, if a large investor were to redeem its interest in a Portfolio, (1) that Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns; and (2) that Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in a Portfolio that have a greater pro rata ownership interest in that Portfolio than its corresponding Fund could have effective voting control over the operation of that Portfolio.

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                                  RISK FACTORS

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GENERAL. There is no assurance that any Fund or Portfolio will achieve its investment objective. The Funds' net asset values will fluctuate reflecting fluctuations in the market value of the Theme Portfolios' portfolio positions. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by a Theme Portfolio generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.

Because each Theme Portfolio focuses its investments on particular industries, an investment in each may be more volatile than that of other investment companies that do not concentrate their investments in such a manner. Moreover, the value of the shares of each Fund will be especially susceptible to factors affecting the industries in which it focuses. Accordingly, no Fund should be considered a complete investment program.

FINANCIAL SERVICES FUND AND FINANCIAL SERVICES PORTFOLIO. Financial services industries may be subject to greater governmental regulation than many other industries and changes in governmental policies and the need for regulatory approvals may have a material effect on the services offered by companies in the financial services industries. Governmental regulation may limit both the financial commitments banks can make, including the amounts and types of loans, and the interest rates and fees they can charge. In addition, governmental regulation in certain foreign countries may impose interest rate controls, credit controls and price controls.

Companies in the financial services sector are subject to rapid business changes, significant competition, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions (such as real estate or energy) and volatile performance dependent upon the availability and cost of capital and prevailing interest rates. In addition, general economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties potentially may have an adverse effect on companies in these industries. Foreign banks, particularly those of Japan, have reported financial difficulties attributed to increased competition, regulatory changes, and general economic difficulties.

The financial services area in the United States currently is changing relatively rapidly as existing distinctions between various financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance fields. Investment banking, securities brokerage and investment advisory companies are subject to government regulation and risk due to securities trading and underwriting activities.

Many of the investment considerations discussed in connection with banks, savings institutions and loan associations, and finance companies also apply to insurance companies. The performance of insurance company investments will be subject to risk from several factors. The earnings of insurance companies will be affected by interest rates, pricing (including severe pricing competition from time to time), claims activity, marketing competition and general economic conditions. Particular insurance lines also will be influenced by specific matters. Property and casualty insurer profits may be affected by certain weather catastrophes and other disasters. Life and health insurer profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks, including reserve inadequacy, problems in investment portfolios (due to real estate or "junk" bond holdings, for example), and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential anti-trust or tax law changes also may affect adversely insurance companies' policy sales, tax obligations and profitability.

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                             GT GLOBAL THEME FUNDS

INFRASTRUCTURE FUND AND INFRASTRUCTURE PORTFOLIO. Infrastructure industries may be subject to greater political, environmental and other governmental regulation than many other industries. The nature of such regulation continues to evolve in both the United States and foreign countries, and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the infrastructure industries. Electric, gas, water and most telecommunications companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Governmental regulation may also hamper the development of new technologies.

In addition, many infrastructure companies have historically been subject to the risks attendant to increases in fuel and other operating costs, high interest costs on borrowed funds, costs associated with compliance with environmental and other safety regulations and changes in the regulatory climate. Further, competition is intense for many infrastructure companies. As a result, many of these companies may be adversely affected in the future and such companies may be subject to increased share price volatility. In addition, many companies have diversified into oil and gas exploration and development, and therefore returns may be more sensitive to energy prices. Other infrastructure companies, such as water supply companies, are in a highly fragmented industry due to local ownership. Generally these companies are mature and are experiencing little or no growth. Changes in prevailing interest rates may also affect the Infrastructure Fund's share values because prices of equity and debt securities of infrastructure companies often tend to increase when interest rates decline and decrease when interest rates rise.

NATURAL RESOURCES FUND AND NATURAL RESOURCES PORTFOLIO. Natural resource industries may be subject to greater political, environmental and other governmental regulation than many other industries. The nature of such regulation continues to evolve in both the United States and foreign countries, and changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services offered by companies in the natural resource industries. For example, the exploration, development and distribution of coal, oil and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered. Governmental regulation may also hamper the development of new technologies.

In addition, many natural resource companies historically have been subject to significant costs associated with compliance with environmental and other safety regulations. Further, competition is intense for many natural resource companies. As a result, many of these companies may be adversely affected in the future and the value of the securities issued by such companies may be subject to increased share price volatility.

The value of the Natural Resources Portfolio's securities will fluctuate in response to stock market developments, as well as market conditions for the particular natural resources with which the issuer is involved. The price of the commodity will fluctuate due to changes in worldwide levels of inventory, and changes, perceived or actual, in production and consumption. The values of natural resources may fluctuate directly with respect to various stages of the inflationary cycle and perceived inflationary trends and are subject to numerous factors, including national and international politics. The Natural Resources Portfolio's investments in precious metals are subject to many risks, including substantial price fluctuations over short periods of time. Further, the Natural Resources Portfolio's investments in companies are expected to be subject to irregular fluctuations in earnings, because these companies are affected by changes in the availability of money, the level of interest rates, and other factors.

CONSUMER PRODUCTS AND SERVICES FUND AND CONSUMER PRODUCTS AND SERVICES PORTFOLIO. The performance of consumer products and services companies relates closely to the actual or perceived performance of the overall economy, interest rates and consumer confidence. In addition, changes in demographics and consumer tastes may also affect the demand for, and success of, particular consumer products and services. Many consumer products and services companies have unpredictable earnings, due in part to changes in consumer tastes and intense competition. As a result, such companies may be subject to increased share price volatility. The consumer products and services industries may also be subject to greater government regulation, including trade regulation, than many other industries. Changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the consumer products and services industries. Such governmental

                               Prospectus Page 25

                             GT GLOBAL THEME FUNDS
regulations may also hamper the development of new business opportunities.

HEALTH CARE FUND. Health care industries generally are subject to substantial governmental regulation. Changes in governmental policy or regulation could have a material effect on the demand for products and services offered by companies in the health care industries and therefore could affect the performance of the Health Care Fund. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers. In addition, the products and services offered by such companies may be subject to rapid obsolescence caused by technological and scientific advances.

TELECOMMUNICATIONS FUND. Telecommunications industries may be subject to greater governmental regulation than many other industries and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the telecommunications industries. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Certain types of companies in the telecommunications industries are engaged in fierce competition for market share that could result in increased share price volatility.

FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Theme Portfolios' interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Theme Portfolios' net investment income.

With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Theme Portfolios, political or social instability, or diplomatic developments which could affect the Theme Portfolios' investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

Each Theme Portfolio may invest in issuers domiciled in "emerging markets." Investing in emerging market countries involves risks in addition to those risks involved in foreign investing. Many emerging market countries have experienced high rates of inflation for many years. In addition, emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries.

The Theme Portfolios will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between foreign currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Funds' shares, and also may affect the value of dividends and interest earned by the Theme Portfolios and gains and losses realized by the Theme Portfolios.

LOWER QUALITY DEBT SECURITIES. The Financial Services Portfolio, the Health Care Fund and the Telecommunications Fund may each invest up to 5%, and the Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio may each invest up to 20%, of its total assets in below investment grade debt securities, that is, rated below BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, deemed to be of equivalent quality in the judgment of the Manager. Such investments involve a high degree of risk. However, no Theme Portfolio

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will invest in debt securities that are in default as to payment of principal and interest.

Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Description of Debt Ratings" in the Statement of Additional Information for a full discussion of Moody's and S&P's ratings.

The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Theme Portfolios. If an issuer exercises these provisions in a declining interest rate market, the Theme Portfolios may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Theme Portfolios may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and each of the Theme Portfolios anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Theme Portfolios to obtain accurate market quotations for purposes of valuing the Theme Portfolios portfolio investments. The Theme Portfolios may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Theme Portfolios may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. A Theme Portfolio may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Theme Portfolio may have limited legal recourse in the event of a default.

ILLIQUID SECURITIES. The Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio, Consumer Products and Services Portfolio and Telecommunications Fund each may invest up to 15% of its net assets, and the Health Care Fund

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up to 10% of its total assets, in securities for which no readily available market exists, so-called "illiquid securities." The Manager believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special Situations") could enable the Theme Portfolios to achieve capital appreciation substantially exceeding the appreciation the Theme Portfolios would realize if they did not make such investments. However, in order to attempt to limit investment risk, each Theme Portfolio will invest no more than 5% of its total assets in Special Situations.

Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although each Theme Portfolio is authorized to enter into options, futures and forward currency transactions, a Portfolio might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include:
(1) dependence on the Manager's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets;
(2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Theme Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; (6) the possible inability of a Theme Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Theme Portfolio to sell a security at a disadvantageous time, due to the need for the Theme Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions; and (7) the possible need to defer closing out certain options, futures contracts, forward currency contracts and/or foreign currency positions in order to continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended ("Code"). See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information.

INVESTING IN SMALLER COMPANIES. While each Theme Portfolio's portfolio normally will include securities of established suppliers of traditional products and services, each Theme Portfolio may invest in smaller companies which can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

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                                 HOW TO INVEST

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GENERAL. Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account ("Advisory Account"); (c) any account with assets of a least $10,000 if (i) such account is established under a "wrap fee" program, and
(ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by one of the companies composing or affiliated with Liechtenstein Global Trust; and (e) any of the companies composing or affiliated with Liechtenstein Global Trust. Financial planners, trust companies, bank trust companies and registered investment advisers referenced in subpart (b) and sponsors of "wrap fee" programs referenced in subpart (c) are collectively referred to as "Financial Advisors." Fiduciaries and Financial Advisors may be required to provide information satisfactory to GT Global concerning their eligibility to purchase Advisor Class shares. Investors in Wrap Fee Accounts and Advisory Accounts may only purchase Advisor Class shares through Financial Advisors who have entered into agreements with GT Global or certain of its affiliates. Investors may be charged a fee by their agents or brokers if they effect transactions other than through a dealer.

All purchase orders will be executed at the public offering price next determined after the purchase order is received. Orders received by GT Global before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. THE FUNDS AND GT GLOBAL RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME. In particular, the Funds and GT Global may reject purchase orders or exchanges by investors who appear to follow, in the Manager's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How to Make Exchanges -- Limitations on Purchase Orders and Exchanges."

Fiduciaries and Financial Advisors may be required to provide information satisfactory to GT Global concerning their eligibility to purchase Advisor Class shares. For specific information on opening an account, please contract your Financial Advisor or GT Global.

PURCHASES BY BANK WIRE. Shares of the Funds may also be purchased through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to a Fund. Prior telephonic or facsimile notice must be provided to the Transfer Agent that a bank wire is being sent. A bank may charge a service fee for wiring money to a Fund. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. For more information, please refer to the Shareholder Account Manual in this Prospectus.

CERTIFICATES. Physical certificates representing the Funds' shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of the Funds are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.

PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an

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allocation across a range of GT Global Mutual Funds. The Program automatically rebalances holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.

Rebalancing under the Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholder's Personal Portfolio for shares of the same class of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the Funds in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Fund(s) that have appreciated most during the period being exchanged for shares of Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and GT Global reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain broker/ dealers may charge a fee for establishing accounts relating to the Program. Investors should contact their broker/dealers or GT Global for more information.


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                             HOW TO MAKE EXCHANGES

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Advisor Class shares of any Fund may be exchanged for Advisor Class shares of any of the other GT Global Mutual Funds (including the other Funds), based on their respective net asset values, provided that the registration remains identical. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." In addition to the Funds, the GT Global Mutual Funds currently include:

      -- GT GLOBAL WORLDWIDE GROWTH FUND
      -- GT GLOBAL INTERNATIONAL GROWTH FUND
      -- GT GLOBAL EMERGING MARKETS FUND
      -- GT GLOBAL NEW PACIFIC GROWTH FUND
      -- GT GLOBAL EUROPE GROWTH FUND
      -- GT GLOBAL LATIN AMERICA GROWTH FUND
      -- GT GLOBAL AMERICA SMALL CAP
         GROWTH FUND
      -- GT GLOBAL AMERICA MID CAP GROWTH FUND
      -- GT GLOBAL AMERICA VALUE FUND
      -- GT GLOBAL JAPAN GROWTH FUND
      -- GT GLOBAL GROWTH & INCOME FUND
      -- GT GLOBAL GOVERNMENT INCOME FUND
      -- GT GLOBAL STRATEGIC INCOME FUND
      -- GT GLOBAL HIGH INCOME FUND
      -- GT GLOBAL DOLLAR FUND

Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.

EXCHANGES BY TELEPHONE. A shareholder may give exchange information to his or her Financial Advisor. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates have previously been deposited.

Shareholders automatically have telephone privileges to authorize exchanges. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.

Investors in Wrap Fee Accounts and Advisory Accounts interested in making an exchange should contact their Financial Advisors to request the prospectus of the other GT Global Mutual Fund(s) being considered. Other investors should contact GT Global. See the Shareholder Account Manual in this Prospectus for additional information.

LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The GT Global Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each GT Global Mutual Fund and GT Global reserve the right to refuse purchase orders and exchanges by any person or group, if, in the Manager's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.

In addition, each GT Global Mutual Fund and GT Global reserve the right to refuse purchase orders and exchanges by any person or group if, in the Manager's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although a GT Global Mutual Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.

Finally, as described above, each GT Global Mutual Fund and GT Global reserve the right to reject any purchase order.

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                              HOW TO REDEEM SHARES

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Fund shares may be redeemed at their net asset value and redemption proceeds will be sent within seven days of the execution of a redemption request. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request in good order and any required supporting documentation. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor.

Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

Shareholders automatically have telephone privileges to authorize redemptions. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.

OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt as to what documents are required should contact his or her Financial Advisor.

Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after

                               Prospectus Page 32

                             GT GLOBAL THEME FUNDS
the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which the Funds have not yet received good payment, the Funds may delay payment of redemption proceeds until they have assured themselves that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

GT Global reserves the right to redeem the shares of any Advisory Account or Wrap Fee Account if the amount invested in GT Global Mutual Funds through such account is reduced to less than $500 through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase the amount invested in GT Global Mutual Funds through such account to an aggregate amount of $500 or more.

For additional information on how to redeem shares, see the Shareholder Account Manual in this Prospectus, or contact your Financial Advisor.

                               Prospectus Page 33

                             GT GLOBAL THEME FUNDS

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------

Purchase, exchange and redemption orders should be placed in accordance with this Manual. It is recommended that investors in Wrap Fee Accounts and Advisory Accounts make such orders through their Financial Advisor. PLEASE BE CAREFUL TO REFERENCE "ADVISOR CLASS" IN ALL INSTRUCTIONS PROVIDED. See "How to Invest;" "How to Make Exchanges;" "How to Redeem Shares;" and "Dividends, Other Distributions and Federal Income Taxation -- Taxes" for more information.

Each Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send the completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345

INVESTMENTS BY BANK WIRE

A new account may be opened by calling 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE APPROPRIATE CERTIFIED TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: GT GLOBAL
    ACCOUNT NO. 4023-050701

EXCHANGES BY TELEPHONE

Call GT Global at 1-800-223-2138

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, CA 94120-7893

REDEMPTIONS BY TELEPHONE

Call GT Global at 1-800-223-2138

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, CA 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, follow the above instructions but send the instructions to the following address:

    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures should call GT Global at 1-800-223-2138.

                               Prospectus Page 34

                             GT GLOBAL THEME FUNDS

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

Each Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. Each Fund's net asset value per share is computed by determining the value of its total assets (which, in the case of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund is the value of each such Fund's proportionate share of total assets of its corresponding Portfolio), subtracting all of its liabilities, and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.

Equity securities held by the Theme Portfolios are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided such valuations represent fair value. When market quotations for futures and options positions held by a Fund are readily available, those positions are valued based upon such quotations.

Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Certain of the Theme Portfolios' securities from time to time may be listed primarily on foreign exchanges that trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a Fund's shares may be significantly affected by such trading on days when shareholders have no access to that Fund.

--------------------------------------------------------------------------------

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund annually declares and pays as a dividend all of its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. Each Fund also annually distributes substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.

Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Advisor Class shares of a Fund will be higher than the per share income dividends on shares of other classes of that Fund as a result of the service and distribution fees applicable to those other shares. SHAREHOLDERS MAY ELECT:

/ / to have all dividends and other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or

/ / to receive dividends in cash and have other distributions automatically reinvested in additional

                               Prospectus Page 35

                             GT GLOBAL THEME FUNDS
    Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or

/ / to receive other distributions in cash and have dividends automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or

/ / to receive dividends and other distributions in cash.

Automatic reinvestments in additional Advisor Class shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL ADVISOR CLASS SHARES OF THE DISTRIBUTING FUND. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX CONSEQUENCES OF DIVIDENDS AND OTHER DISTRIBUTIONS ARE THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.

Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent the distribution is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders. Each Portfolio expects that it also will not be liable for any federal income tax.

Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional shares.

Each Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes treated as paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.

A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. An exchange of Fund shares for shares of another GT Global Mutual Fund (including another Fund) generally will have similar tax consequences. In addition, if Fund shares are purchased within 30 days before or after redeeming other shares of the same Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.

The foregoing is only a summary of some of the important federal tax considerations generally affecting the Funds and their shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

                               Prospectus Page 36

                             GT GLOBAL THEME FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------

The Company's Board of Directors and the Portfolio's Board of Trustees have overall responsibility for the operation of the Funds and the Portfolios, respectively, and have approved contracts with various financial organizations to provide certain services required by each Fund. See "Directors, Trustees, and Executive Officers" in the Statement of Additional Information for a complete description of the Directors of the Funds and the Trustees of the Portfolios.

INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by Chancellor LGT Asset Management, Inc. (the "Manager") as the Theme Portfolios' investment manager and administrator include, but are not limited to, determining the composition of the investment portfolio of the Portfolios and placing orders to buy, sell or hold particular securities. In addition, the Manager provides the following administration services to the Portfolios and the Funds: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Portfolios' and the Funds' operation.

The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund each pays the Manager administration fees computed daily and payable monthly at the annualized rate of 0.25% of such Fund's average daily net assets. In addition, each such Fund bears its pro rata portion of the investment management and administration fees paid by its corresponding Portfolio to the Manager. The Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio each pays the Manager a fee, based on each such Portfolio's average daily net assets at the annualized rate of .725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million and .65% on all amounts thereafter. For investment management and administration services provided to the Health Care Fund and Telecommunications Fund, each such Fund pays the Manager a fee computed daily and paid monthly based on each such Fund's average daily net assets at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. These rates are higher than those paid by most mutual funds. Each Theme Portfolio pays all expenses not assumed by the Manager, GT Global or other agents. The Manager has undertaken to limit each Theme Portfolio's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.90% of the average daily net assets of each Fund's Advisor Class shares. This undertaking may be changed or eliminated in the future.

The Manager also serves as each Theme Portfolio's pricing and accounting agent. For these services the Manager receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion, and allocating the result according to each Fund's average daily net assets.

The Manager provides investment management and/or administration services to the GT Global Mutual Funds. The Manager and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of the Manager are located at 50 California Street, 27th Floor, San Francisco, CA 94111 and 1166 Avenue of the Americas, New York, NY 10036.

The Manager and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, compose Liechtenstein Global Trust, formerly BIL GT Group Limited. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as a parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.

As of December 31, 1996, the Manager and its worldwide asset management affiliates manage

                               Prospectus Page 37

                             GT GLOBAL THEME FUNDS
approximately $62 billion. In the United States, as of December 31, 1996, the Manager manages or administers approximately $10 billion of GT Global Mutual Funds. As of December 31, 1996, assets entrusted to Liechtenstein Global Trust total approximately $84 billion.

On October 31, 1996, Chancellor Capital Management, Inc. ("Chancellor Capital") merged with LGT Asset Management, Inc. and the resulting entity was named Chancellor LGT Asset Management, Inc. As of September 30, 1996, Chancellor Capital and its affiliates, based in New York, were the 15th largest independent investment manager in the United States with approximately $33 billion in assets under management. Chancellor Capital specialized in public and private U.S. equity and bond portfolio management for over 300 U.S. institutional clients.

In addition to the investment resources of its San Francisco and New York offices, the Manager draws upon the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo, and Toronto. In managing the GT Global Mutual Funds, the Manager employs a team approach, taking advantage of its investment resources around the world in seeking to achieve each Fund's investment objective. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.

The investment professionals primarily responsible for the portfolio management of the Theme Portfolios are as follows:
                      GLOBAL FINANCIAL SERVICES PORTFOLIO

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
A. James Ellman                         Portfolio Manager since 1995            Portfolio Manager for the Manager
 San Francisco                                                                   since 1995. Analyst for the Manager
                                                                                 from 1994 to 1995. From 1992 to 1994,
                                                                                 Mr. Ellman was a student at the
                                                                                 Harvard Graduate School of Business
                                                                                 Administration (where he received a
                                                                                 Master of Business Administration).

                                           GLOBAL INFRASTRUCTURE PORTFOLIO


                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
David L. Sherry                         Portfolio Manager since Portfolio       Portfolio Manager for the Manager
 San Francisco                           inception in 1994                       since 1993. From 1992 to 1993, Mr.
                                                                                 Sherry was Senior Securities Analyst
                                                                                 for Franklin Resources, Inc. (San
                                                                                 Mateo, CA).
Michael Mahoney                         Portfolio Manager since Portfolio       Portfolio Manager for the Manager
 San Francisco                           inception in 1994                       since 1993. From 1991 to 1993, Mr.
                                                                                 Mahoney was an Investment Analyst for
                                                                                 the Manager.

                               Prospectus Page 38

                             GT GLOBAL THEME FUNDS

                                          GLOBAL NATURAL RESOURCES PORTFOLIO

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Derek H. Webb                           Portfolio Manager since Portfolio       Portfolio Manager for the Manager
 San Francisco                           inception in 1994                       since 1994. Analyst for the Manager
                                                                                 from 1992 to 1994.

                                   GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Derek H. Webb                           Portfolio Manager since Portfolio       Portfolio Manager for the Manager
 San Francisco                           inception in 1994                       since 1994. Analyst for the Manager
                                                                                 from 1992 to 1994.

                                               GLOBAL HEALTH CARE FUND

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Michael Yellen                          Portfolio Manager since 1996            Portfolio Manager for the Manager
 San Francisco                                                                   since 1996. Research analyst for the
                                                                                 Manager from 1994 to 1996. From 1991
                                                                                 to 1994, Mr. Yellen was a securities
                                                                                 analyst and co-portfolio manager for
                                                                                 Franklin Resources, Inc. (San Mateo,
                                                                                 CA).

                                            GLOBAL TELECOMMUNICATIONS FUND

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Michael Mahoney                         Portfolio Manager since 1993            Portfolio Manager for the Manager
 San Francisco                                                                   since 1993. From 1991 to 1993, Mr.
                                                                                 Mahoney was an Investment Analyst for
                                                                                 the Manager.
David L. Sherry                         Portfolio Manager since 1993            Portfolio Manager for the Manager
 San Francisco                                                                   since 1993. From 1992 to 1993, Mr.
                                                                                 Sherry was Senior Securities Analyst
                                                                                 for Franklin Resources, Inc. (San
                                                                                 Mateo, CA).
A. James Ellman                         Portfolio Manager since 1995            Portfolio Manager for the Manager
 San Francisco                                                                   since 1995. Analyst for the Manager
                                                                                 from 1994 to 1995. From 1992 to 1994,
                                                                                 Mr. Ellman was a student at the
                                                                                 Harvard Graduate School of Business
                                                                                 Administration (where he received a
                                                                                 Master of Business Administration).

                               Prospectus Page 39

                             GT GLOBAL THEME FUNDS

In placing orders for the Theme Portfolios' securities transactions, the Manager seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Manager may consider a broker/dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of Liechtenstein Global Trust. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders.

DISTRIBUTION OF FUND SHARES. GT Global is the distributor of the Funds' Advisor Class shares. Like the Manager, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, CA 94111.

The Manager or an affiliate thereof may make ongoing payments to Financial Advisors and others that facilitate the administration and servicing of Advisor Class shareholder accounts.

GT Global, at its own expense, may provide promotional incentives to broker/dealers that sell shares of a Fund and/or shares of the other GT Global Mutual Funds. In some instances compensation or promotional incentives may be offered to broker/ dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to broker/dealers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/or other events sponsored by the broker/dealers.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                               Prospectus Page 40

                             GT GLOBAL THEME FUNDS

                               OTHER INFORMATION

--------------------------------------------------------------------------------

CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's automatic dividend reinvestment program may be provided quarterly. Shortly after the end of each Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and semiannual report, respectively. In addition, the federal income status of distributions made by a Fund to shareholders will be reported after the end of the fiscal year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.

ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. From time to time, the Company has established and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.

On any matter submitted to a vote of shareholders, shares of a Fund will be voted by a Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of its investment management arrangements. In addition, each class of shares of a Fund has exclusive voting rights with respect to its distribution plan. The shares of each Fund and of all the Company's funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the selection by the Board of Directors of the Company's independent accountants.

Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Each Fund would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of each Fund and of the Company's other funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting shares may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

Each Fund offers Advisor Class shares through this Prospectus to certain investors. Each Fund also offers Class A shares and Class B shares to investors through a separate prospectus. Each class of shares will experience different net asset values and dividends as a result of different expenses borne by each class of shares. The per share net asset value and dividends of the Advisor Class shares of a Fund generally will be higher than that of the Class A and B shares of that Fund because of the higher expenses borne by the Class A and B shares. Consequently, during comparable periods, the Funds expect that the total return on an investment in shares of the Advisor Class will be higher than the total return on Class A or Class B shares.

Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of each Fund (500 million shares in the case of Telecommunications Fund), 100 million shares as Class A shares and 100 million shares as Class B shares, except for the Telecommunications Fund, of which 200 million shares have each been classified as Class A shares and Class B shares, respectively. One hundred million shares have been classified as Advisor Class shares for each Fund. These amounts may be increased from time to time in the discretion of the Board of Directors. Each share of each Fund represents an interest in that Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in that Fund with other shares of that Fund and is entitled to such dividends and other distributions out of the

                               Prospectus Page 41

                             GT GLOBAL THEME FUNDS
income earned and gain realized on the assets belonging to that Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of each Fund is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of each Fund when issued are fully paid and nonassessable.

ORGANIZATION OF THE PORTFOLIOS. Each Portfolio is organized as a subtrust of a New York common law trust. The Declaration of Trust provides that the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund and other entities investing in its corresponding Portfolio (E.G., other investment companies, insurance company separate accounts and common and commingled trust funds), if any, will each be liable for all obligations of that Portfolio. However, the Directors of the Company believe that the risk of such Funds' incurring financial loss because of such liability is limited to circumstances in which both inadequate insurance existed and each of the Portfolios itself was unable to meet its obligations, and that neither the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund nor their shareholders will be exposed to a material risk of liability by reason of the Funds' investing in their corresponding Portfolios.

Whenever the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund is requested to vote on any proposal of its corresponding Portfolio, such Fund will hold a meeting of such Fund's shareholders and will cast its vote as instructed by its shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.

SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll-free at (800) 223-2138 or by writing to the Funds at P.O. Box 7893, San Francisco, CA 94120-7893.

PERFORMANCE INFORMATION. The Funds, from time to time, may include information on their investment results and/or comparisons of their investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, the Funds may quote their average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in a Fund at the end of one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of a Fund. Standardized Return assumes reinvestment of all dividends and other distributions.

In addition, in order to more completely represent the Funds' performance or more accurately compare such performance to other measures of investment return, the Funds also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation) and assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

The Funds' performance data will reflect past performance and will not necessarily be indicative of future results. The Funds' investment results will vary from time to time depending upon market conditions, the composition of their portfolios and their operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. Each Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.

                               Prospectus Page 42

                             GT GLOBAL THEME FUNDS

TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Manager and GT Global, a subsidiary of Liechtenstein Global Trust and maintains offices at California Plaza, 2121 N. California Boulevard, Suite 450, Walnut Creek, CA 94596.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of the assets of the Theme Portfolios.

COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company and to the Theme Portfolios. Kirkpatrick & Lockhart LLP also acts as counsel to the Manager, GT Global and the Transfer Agent in connection with other matters.

INDEPENDENT ACCOUNTANTS. The Theme Portfolios' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Funds and Portfolios, assists in the preparation of the Funds' and Portfolios' federal and state income tax returns and consults with the Company and the Funds and the Portfolios as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 43

                             GT GLOBAL THEME FUNDS

                                     NOTES

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                               Prospectus Page 44

                             GT GLOBAL THEME FUNDS

                                     NOTES

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                               Prospectus Page 45

                             GT GLOBAL THEME FUNDS

                                     NOTES

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                               Prospectus Page 46

                             GT GLOBAL THEME FUNDS

                                     NOTES

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                               Prospectus Page 47

[LOGO]
  GT GLOBAL MUTUAL FUNDS
P.O. Box 7345
SAN FRANCISCO, CA 94120-7345                                                                                           ADVISOR CLASS
800/223-2138                                                                                                     ACCOUNT APPLICATION

/ / INDIVIDUAL  / / JOINT TENANT  / / GIFT/TRANSFER FOR MINOR  / / TRUST  / / CORP.
ACCOUNT REGISTRATION        / / NEW ACCOUNT  / / ACCOUNT REVISION (Account No.: -------------------------------------)
NOTE: Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform
Gifts/Transfers  to Minors accounts  should be in  the name of  one custodian and  one minor and  include the state  under which the custodianship is created.
                                                                  ----------------------------------------------------------------
------------------------------------------------------------      Social Security Number / / or Tax I.D. Number / / (Check
Owner                                                             applicable box)
------------------------------------------------------------      If more than one owner, social security number or taxpayer
Co-owner 1                                                        identification number should be provided for first owner listed.
------------------------------------------------------------      If a purchase is made under Uniform Gift/Transfer to Minors Act,
Co-owner 2                                                        social security number of the minor must be provided.
                                                                  Resident of / / U.S.  / / Other (specify) ----------------
--------------------------------------------------------------------------------------      ( )
Street Address                                                                              ---------------------------
--------------------------------------------------------------------------------------      Home Telephone
City, State, Zip Code                                                                       ( )
                                                                                            ---------------------------
                                                                                            Business Telephone
FUND SELECTION $500 minimum initial investment for each Fund is required. Checks should be made payable to "GT GLOBAL."

                                                     INITIAL                                                         INITIAL
                                                     INVESTMENT                                                      INVESTMENT
407 / / GT GLOBAL WORLDWIDE GROWTH FUND              $               413 / / GT GLOBAL LATIN AMERICA GROWTH FUND     $
                                                     ----------                                                      ----------
405 / / GT GLOBAL INTERNATIONAL GROWTH FUND          $               424 / / GT GLOBAL AMERICA SMALL CAP GROWTH      $
                                                     ----------              FUND                                    ----------
416 / / GT GLOBAL EMERGING MARKETS FUND              $               406 / / GT GLOBAL AMERICA MID CAP GROWTH FUND   $
                                                     ----------                                                      ----------
411 / / GT GLOBAL HEALTH CARE FUND                   $               423 / / GT GLOBAL AMERICA VALUE FUND            $
                                                     ----------                                                      ----------
415 / / GT GLOBAL TELECOMMUNICATIONS FUND            $               404 / / GT GLOBAL JAPAN GROWTH FUND             $
                                                     ----------                                                      ----------
419 / / GT GLOBAL INFRASTRUCTURE FUND                $               410 / / GT GLOBAL GROWTH & INCOME FUND          $
                                                     ----------                                                      ----------
417 / / GT GLOBAL FINANCIAL SERVICES FUND            $               409 / / GT GLOBAL GOVERNMENT INCOME FUND        $
                                                     ----------                                                      ----------
421 / / GT GLOBAL NATURAL RESOURCES FUND             $               408 / / GT GLOBAL STRATEGIC INCOME FUND         $
                                                     ----------                                                      ----------
422 / / GT GLOBAL CONSUMER PRODUCTS                  $               418 / / GT GLOBAL HIGH INCOME FUND              $
         AND SERVICES FUND                           ----------                                                      ----------
402 / / GT GLOBAL NEW PACIFIC GROWTH FUND            $               401 / / GT GLOBAL DOLLAR FUND                   $
                                                     ----------                                                      ----------
403 / / GT GLOBAL EUROPE GROWTH FUND                 $
                                                     ----------
                                                                     TOTAL INITIAL INVESTMENT:                       $
                                                                                                                     ----------

AGREEMENTS & SIGNATURES

 By the execution of this Account Application, I/we represent and warrant that I/we have full right power and authority and am/are of legal age in my/our state of residence to make the investment applied for pursuant to this Application. The person(s), if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase, redeem or exchange shares of the Fund(s) on behalf of the investor. I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT ADVISOR CLASS PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S) IN WHICH I/WE AM/ARE INVESTING AND I/WE AGREE TO ITS TERMS AND CONDITIONS.

 I/WE AND MY/OUR AGENTS, ASSIGNS AND SUCCESSORS UNDERSTAND AND AGREE THAT THE ACCOUNT WILL BE SUBJECT TO THE TELEPHONE EXCHANGE AND TELEPHONE REDEMPTION PRIVILEGES DESCRIBED IN THE CURRENT PROSPECTUS TO WHICH THIS APPLICATION IS ATTACHED AND AGREE THAT GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. AND THE FUNDS' TRANSFER AGENT, THEIR OFFICERS AND EMPLOYEES, WILL NOT BE LIABLE FOR ANY LOSS OR DAMAGES ARISING OUT OF ANY SUCH TELEPHONE, TELEX OR TELEGRAPHIC INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE, INCLUDING ANY SUCH LOSS OR DAMAGES DUE TO NEGLIGENCE ON THE PART OF SUCH ENTITIES. THE INVESTOR(S) CERTIFY(IES) AND AGREE(S) THAT THE CERTIFICATIONS, AUTHORIZATIONS, DIRECTIONS AND RESTRICTIONS CONTAINED HEREIN WILL CONTINUE UNTIL GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. OR THE FUNDS' TRANSFER AGENT RECEIVES WRITTEN NOTICE OF ANY CHANGE OR REVOCATION. ANY CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING AND IN SOME CASES, AS DESCRIBED IN THE PROSPECTUS, REQUIRES THAT ALL SIGNATURES BE GUARANTEED.

     PLEASE INDICATE THE NUMBER OF SIGNATURES REQUIRED TO PROCESS CHECKS OR
 WRITTEN REDEMPTION REQUESTS:  / / ONE   / / TWO   / / THREE   / / FOUR.

     (If you do not indicate the number of required signatures, ALL account owners must sign checks and/or written redemption requests.)

     UNDER PENALTIES OF PERJURY, I CERTIFY THAT THE TAXPAYER IDENTIFICATION NUMBER ("NUMBER") PROVIDED ON THIS FORM IS MY (OR MY EMPLOYER'S, TRUST'S, MINOR'S OR OTHER PAYEE'S) TRUE, CORRECT AND COMPLETE NUMBER AND MAY BE ASSIGNED TO ANY NEW ACCOUNT OPENED UNDER THE EXCHANGE PRIVILEGE. I FURTHER CERTIFY THAT I AM (OR THE PAYEE WHOSE NUMBER IS GIVEN IS) NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE: (A) I AM (OR THE PAYEE IS) EXEMPT FROM BACKUP WITHHOLDING; (B) THE INTERNAL REVENUE SERVICE (THE "I.R.S.") HAS NOT NOTIFIED ME THAT I AM (OR THE PAYEE IS) SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE I.R.S. HAS NOTIFIED ME THAT I AM (THE PAYEE IS) NO LONGER SUBJECT TO BACKUP WITHHOLDING;

    OR, / / I AM (THE PAYEE IS) SUBJECT TO BACKUP WITHHOLDING.

     ALL ACCOUNT OWNERS MUST SIGN BELOW (Minors are not authorized signers) Account revisions may require that signatures be guaranteed. Please see the
                                  Prospectus.

 THE I.R.S. DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION REQUIRED TO AVOID BACKUP WITHHOLDING.


 ----------------------------------------------------------
 Date
 X                                                           X
 ----------------------------------------------------------  ----------------------------------------------------------
 X                                                           X
 ----------------------------------------------------------  ----------------------------------------------------------

ACCOUNT PRIVILEGES

CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS
All capital gains and dividend distributions will be reinvested in additional shares of Advisor class unless appropriate boxes below are checked:
/ / Pay capital gain distributions only in cash   / / Pay dividends only in
cash   / / Pay capital gain distributions AND dividends in cash.

SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
Pay distributions noted above to another GT Global Mutual Fund:
Fund Name  --------------------------------------------------------------------

TELEPHONE EXCHANGE AND REDEMPTION                                         AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO
                                                                          PRE-DESIGNATED ACCOUNT

I/We, either directly or through the Authorized Agent, if any, named      By completing the following section, redemptions that
below, hereby authorize the Transfer Agent of the GT Global Mutual        exceed $1,000 may be wired or mailed to a Pre-Designated
Funds, to honor any telephone, telex or telegraphic instructions          Account at your bank. (Wiring instructions may be obtained
reasonably believed to be authentic for redemption and/or exchange        from your bank.) A bank wire service fee may be charged.
between a similar class of shares of any of the Funds distributed by      ----------------------------------------------------------
GT Global, Inc.                                                           Name of Bank
                                                                          ----------------------------------------------------------
                                                                          Bank Address
                                                                          ----------------------------------------------------------
                                                                          Bank A.B.A Number                        Account Number
                                                                          ----------------------------------------------------------
                                                                          Names(s) in which Bank Account is Established

                                                                          A corporation (or partnership) must also submit a
                                                                          "Corporate Resolution" (or "Certificate of Partnership")
                                                                          indicating the names and titles of Officers authorized to
                                                                          act on its behalf.

FOR USE BY AUTHORIZED AGENT ONLY

We hereby submit this Account Application for the purchase of Advisor Class shares in accordance with the terms of our Advisor Class
Agreement with GT Global, Inc. and with the Prospectus and Statement of Additional Information of each Fund purchased.

------------------------------------------------------------------------------------------------------------------------------------
Advisor's Name
------------------------------------------------------------------------------------------------------------------------------------
Main Office Address      Branch Number (if applicable)      Representative's Number      Representative's Name
                                                               (     )
-------------------------------------------------------------------------------------------------------------------------
Branch Address                                                              Telephone

-------------------------------------------------------------------------------------------------------------------------
Advisor's Authorized Signature                                              Title

                             GT GLOBAL THEME FUNDS

                             GT GLOBAL MUTUAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL FINANCIAL SERVICES FUND, GLOBAL FINANCIAL SERVICES PORTFOLIO, GT GLOBAL INFRASTRUCTURE FUND, GLOBAL INFRASTRUCTURE PORTFOLIO, GT GLOBAL NATURAL RESOURCES FUND, GLOBAL NATURAL RESOURCES PORTFOLIO, GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO, GT GLOBAL HEALTH CARE FUND, GT GLOBAL TELECOMMUNICATIONS FUND, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON IN SUCH JURISDICTION TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.

                                                                   THEPV703   MC

                      GT GLOBAL THEME FUNDS: ADVISOR CLASS

                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580

                      Statement of Additional Information

                                 March 1, 1997
--------------------------------------------------------------------------------

This Statement of Additional Information relates to the Advisor Class shares of GT Global Financial Services Fund ("Financial Services Fund"), GT Global Infrastructure Fund ("Infrastructure Fund"), GT Global Natural Resources Fund ("Natural Resources Fund"), GT Global Consumer Products and Services Fund ("Consumer Products and Services Fund"), GT Global Health Care Fund ("Health Care Fund") and GT Global Telecommunications Fund ("Telecommunications Fund") (each , a "Fund" or "Theme Fund," and collectively, the "Funds," "Theme Funds"). Each Fund is a diversified series of G.T. Investment Funds, Inc. (the "Company"), a registered open-end management investment company. The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund (each a "Feeder Fund," and, collectively the "Feeder Funds,") invest all of their investable assets in the Global Financial Services Portfolio, Global Infrastructure Portfolio, Global Natural Resources Portfolio and Global Consumer Products and Services Portfolio (each, a "Portfolio," and, collectively, the "Portfolios"), respectively. This Statement of Additional
Information, which is not a prospectus, supplements and should be read in conjunction with the Theme Funds' current Advisor Class Prospectus dated March 1, 1997, a copy of which is available without charge by writing to the above address or calling the Funds at the toll-free telephone number printed above.

Chancellor LGT Asset Management, Inc. (the "Manager") serves as the investment manager of and administrator for the Health Care Fund, Telecommunications Fund and the Portfolios (each a "Theme Portfolio," and collectively the "Theme Portfolios"), and also serves as the administrator for each Feeder Fund. The distributor of the Funds' shares is GT Global, Inc. ("GT Global"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

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                                                                                                                           Page No.
                                                                                                                           --------
Investment Objectives and Policies.......................................................................................      2
Options, Futures and Currency Strategies.................................................................................      6
Risk Factors.............................................................................................................     14
Investment Limitations...................................................................................................     19
Execution of Portfolio Transactions......................................................................................     23
Directors and Executive Officers.........................................................................................     25
Management...............................................................................................................     27
Valuation of Fund Shares.................................................................................................     29
Information Relating to Sales and Redemptions............................................................................     31
Taxes....................................................................................................................     32
Additional Information...................................................................................................     35
Investment Results.......................................................................................................     36
Description of Debt Ratings..............................................................................................     45
Financial Statements.....................................................................................................     48

[LOGO]

                   Statement of Additional Information Page 1

                             GT GLOBAL THEME FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES
The investment objective of each Feeder Fund is long-term capital growth. The investment objective of the GT Global Health Care Fund and Telecommunications Fund is long-term capital appreciation and long-term growth of capital, respectively.

The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund each seeks to achieve its investment objective by investing all of its investable assets in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio, respectively, each of which is a subtrust (a "series") of Global Investment Portfolio (an open-end management investment company) with an investment objective that is identical to that of its corresponding Fund. Whenever the phrase "all of a Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities held by a Feeder Fund will be its interest in its corresponding Portfolio. A Feeder Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, a Feeder Fund's assets would be invested in accordance with the investment policies of its corresponding Portfolio described below and in the Prospectus.

SELECTION OF EQUITY INVESTMENTS
With respect to the Natural Resource Portfolio, the Manager has identified four areas that it expects will create investment opportunities: (i) improving supply/demand fundamentals, which may result in higher commodity prices; (ii) privatization of state-owned natural resource businesses; (iii) management which can improve production efficiencies without correspondingly increasing commodity prices; and (iv) service companies with emerging technologies that can enhance productivity or reduce production costs. Of course, there is no certainty that these factors will produce the anticipated results.

With respect to the Telecommunications Fund, the Manager has identified four areas that it expects will create investment opportunities: (i) deregulation of companies in the industry, which will allow competition to promote greater efficiencies; (ii) privatization of state-owned telecommunications businesses;
(iii) development of infrastructure in underdeveloped countries and upgrading of services in other countries; and (iv) emerging technologies that will enhance productivity and reduce costs in the telecommunications industry. Of course, there is no certainty that these factors will produce the anticipated results.

There may be times when, in the opinion of the Manager, prevailing market, economic or political conditions warrant reducing the proportion of the Theme Portfolios' assets invested in equity securities and increasing the proportion held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in debt securities or high quality money market instruments issued by corporations or the U.S., or a foreign government. A portion of each Theme Portfolio's assets normally will be held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in foreign or domestic high quality money market instruments pending investment of proceeds from new sales of fund shares to provide for ongoing expenses and to satisfy redemptions.

For each Theme Portfolio's investment purposes, an issuer is typically considered as located in a particular country if it (a) is organized under the laws of or has its principal office in a particular country, or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Manager's view, the value of such issuer's securities will tend to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Manager to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

In certain countries, governmental restrictions and other limitations on investment may affect a Theme Portfolio's ability to invest in such countries. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals. The Manager is not aware at this time of the existence of any investment or exchange control regulations which might

                   Statement of Additional Information Page 2

                             GT GLOBAL THEME FUNDS
substantially impair the operations of the Theme Portfolios as described in the Prospectus and this Statement of Additional Information. Restrictions may in the future, however, make it undesirable to invest in certain countries. None of the Theme Portfolios has a present intention of making any significant investment in any country or stock market in which the Manager considers the political or economic situation to threaten a Theme Portfolio with substantial or total loss of its investment in such country or market.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
Each Theme Portfolio may invest in the securities of investment companies within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, a Theme Portfolio may purchase shares of an investment company unless (a) such a purchase would cause a Theme Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Theme Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. The foregoing restrictions do not apply to the investment of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund in their corresponding Portfolios. Investment in closed-end investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. Each Theme Portfolio does not intend to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies, including payments to the investment managers of those investment companies.

DEPOSITORY RECEIPTS
A Theme Portfolio may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of each Theme Portfolio's investment policies, a Theme Portfolio's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Theme Portfolios may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by a Theme Portfolio in connection with other securities or separately and provide the Theme Portfolio with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, each Theme Portfolio may make secured loans of its securities holdings amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors

                   Statement of Additional Information Page 3

                             GT GLOBAL THEME FUNDS
pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Theme Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loan is outstanding, a Theme Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Theme Portfolio will have a right to call each loan and obtain the securities on five business days' notice. A Theme Portfolio will not have the right to vote equity securities while they are being lent, but it may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.

COMMERCIAL BANK OBLIGATIONS
For the purposes of each Theme Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject each Theme Portfolio to investment risks that are different in some respects from those of investments in obligations of U.S. issuers. Although each Theme Portfolio will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of each Theme Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS
A repurchase agreement is a transaction in which a Theme Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Theme Portfolio if the other party to the repurchase agreement becomes bankrupt, the Theme Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Manager to present minimal credit risks in accordance with guidelines established by the Company's Board of Directors, or the Portfolios' Board of Trustees, as applicable. The Manager will review and monitor the creditworthiness of such institutions under the applicable Board's general supervision.

Each Theme Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, a Theme Portfolio would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on a Theme Portfolio's ability to sell the collateral and a Theme Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Theme Portfolio intends to comply with provisions under such Code that would allow the immediate resale of such collateral. Each Theme Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets (except for Health Care Fund, more than 10% of the value of its total assets) would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
Each Theme Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., the Theme Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Theme Portfolio's securities holdings or other factors cause the ratio of a Theme Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event that Theme Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Theme Portfolio may also borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if that Theme Portfolio did not borrow.

Each Theme Portfolio's fundamental investment limitations permit the Theme Portfolio to borrow money for leveraging purposes. However, each Theme Portfolio (except the Health Care Fund) is currently prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable. In the event

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that a Theme Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the net asset value of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund, Consumer Products and Services Fund or a Theme Portfolio. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Theme Portfolio's earnings or a Fund's net asset value will increase faster than otherwise would be the case;
conversely, if such income and gains fail to exceed such costs, a Theme Portfolio's earnings or a Fund's net asset value would decline faster than would otherwise be the case.

Each Theme Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Theme Portfolio may also engage in "roll" borrowing transactions, which involve the sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Theme Portfolio will maintain, in a segregated account with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

SHORT SALES
Each Theme Portfolio (except the Health Care Fund) is authorized to make short sales of securities. A short sale is a transaction in which a Theme Portfolio sells a security in anticipation that the market price of that security will decline. A Theme Portfolio may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, or in similar securities, and (ii) in order to maintain flexibility in its securities holdings.

When a Theme Portfolio makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Theme Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

A Theme Portfolio's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Theme Portfolio will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by that Theme Portfolio on such security, a Theme Portfolio may not receive any payments (including interest) on its collateral deposited with such intermediary.

If the price of the security sold short increases between the time of the short sale and the time a Theme Portfolio replaces the borrowed security, that Theme Portfolio will incur a loss; conversely, if the price declines, the Theme Portfolio will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although a Theme Portfolio's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

No Theme Portfolio will make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Theme Portfolio's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Theme Portfolio's net assets or 2% of the securities of any class of the issuer. Moreover, a Theme Portfolio may engage in short sales only with respect to securities listed on a national securities exchange. A Theme Portfolio may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Theme Portfolio owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.

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                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Theme Portfolio entered into a short hedge because the Manager projected a decline in the price of a security in the Theme Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Theme Portfolio could suffer a loss. In either such case, the Theme Portfolio would have been in a better position had it not hedged at all.

        (4) As described below, a Theme Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Theme Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Theme Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Theme Portfolio sell a portfolio security at a disadvantageous time. The Theme Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Theme Portfolio.

WRITING CALL OPTIONS
Each Theme Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Manager are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Theme Portfolios.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or an (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

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Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Theme Portfolio's investment objective. When writing a call option, a Theme Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Theme Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Theme Portfolio has written expires, the Theme Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Theme Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. Each Theme Portfolio does not consider a security or currency covered by a call option to be "pledged" as that term is used in that Theme Portfolio's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Theme Portfolio will be obligated to sell the security or currency at less than its market value.

The premium that a Theme Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium the Theme Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Theme Portfolio to write another call option on the underlying security or currency with either a different exercise price or expiration date, or both.

Each Theme Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, a Theme Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

A Theme Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Theme Portfolio.

WRITING PUT OPTIONS
Each Theme Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Theme Portfolio generally would write put options in circumstances where the Manager wishes to purchase the underlying security or currency for a Theme Portfolio's holdings at a price lower than the current market price of the security or currency. In such event, a Theme Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Theme Portfolio would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

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Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Theme Portfolio will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS
Each Theme Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, a Theme Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.

Each Theme Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Theme Portfolio in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Theme Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

A Theme Portfolio may also purchase put options at a time when it does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, that Theme Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Theme Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
Each Theme Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, the Theme Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

Call options may be purchased by a Theme Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Theme Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to a Theme Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Theme Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

A Theme Portfolio may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Theme Portfolio's current return. For example, where a Theme Portfolio has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by that Theme Portfolio, an increase in the market price could result in the exercise of the call option written by the Theme Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Theme Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Theme Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Theme Portfolio to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Theme Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of each Theme Portfolio's total assets at the time of each purchase.

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A Theme Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives the Theme Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives the Theme Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Theme Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to a Theme Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which a Theme Portfolio anticipates purchasing securities.

Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Theme Portfolio will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. A Theme Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Theme Portfolio. The assets used as cover for OTC options written by a Theme Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Theme Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Theme Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Theme Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Theme Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Theme Portfolio, there is no assurance that the Theme Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Theme Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Theme Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Theme Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Theme Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Theme Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Theme Portfolio's exercise of the put, to deliver to the Theme Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Theme Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Theme Portfolio to deliver to it an amount of cash

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equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Theme Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Theme Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Theme Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Theme Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Theme Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Theme Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Theme Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
Each Theme Portfolio may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Theme Portfolio. A Theme Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

Each Theme Portfolio only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument thereon in the United States. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Theme Portfolio's exposure to interest rate, currency exchange rate and stock market fluctuations, that Theme Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is

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effected by  entering into  an  offsetting Futures  Contract purchase  or  sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Theme Portfolio realizes a gain; if it is more, the Theme Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Theme Portfolio realizes a gain; if it is less, the Theme Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Theme Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Theme Portfolio is not able to enter into an offsetting transaction, that Theme Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Theme Portfolio.

Each Theme Portfolio's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Theme Portfolio owns, or Futures Contracts will be purchased to protect the Theme Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Theme Portfolio in order to initiate Futures trading and maintain the Theme Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Theme Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin" to and from the futures commission merchant through which the Theme Portfolio entered in the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Theme Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

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If a Theme Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Theme Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Theme Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Theme Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing on an option on a Futures Contract are included in the initial margin deposit.

A Theme Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that a Theme Portfolio enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Theme Portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Theme Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors and the Portfolios' Board of Trustees, as applicable, without a shareholder vote. This limitation does not limit the percentage of a Theme Portfolio's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Theme Portfolio either may

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accept or make delivery of the currency at the maturity of the Forward Contract. A Theme Portfolio may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

A Theme Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Theme Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Theme Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Theme Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Theme Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable.

A Theme Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to overall investments of that Theme Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for that Theme Portfolio to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Theme Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Theme Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Theme Portfolio to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring a Theme Portfolio to sell a currency, that Theme Portfolio either may sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Theme Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Theme Portfolio may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Theme Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Theme Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Theme Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Theme Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts, to hedge against movements in the values of the foreign currencies in which the Theme Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that the Theme Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Theme Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Theme Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Manager believes will have a positive

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correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Theme Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Theme Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options that a Theme Portfolio has purchased) expose the Theme Portfolio to an obligation to another party. A Theme Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Future Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Theme Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Theme Portfolio's assets is used for cover or otherwise set aside, it could affect portfolio management or the Theme Portfolio's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

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ILLIQUID SECURITIES
Each Theme Portfolio may invest up to 15% of its net assets (except for the Health Care Fund, which may invest up to 10% of its total assets) in illiquid securities. Securities may be considered illiquid if a Theme Portfolio cannot reasonably expect within seven days to sell the security for approximately the amount at which that Theme Portfolio values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Theme Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell

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and the time the Theme Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Theme Portfolio might obtain a less favorable price than prevailed when it decided to sell.

Not   all  restricted  securities   are  illiquid.  In   recent  years  a  large
institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Theme Portfolio, however, could affect adversely the marketability of such portfolio securities and the Theme Portfolio might be unable to dispose of such securities promptly or at favorable prices.

With respect to liquidity determinations generally, the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable, has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. Each Board has delegated the function of making day-to-day determinations of liquidity to the Manager, in accordance with procedures approved by that Board. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security;
(iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Manager monitors the liquidity of securities held by each Theme Portfolio and periodically reports such determinations to the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable.

FOREIGN SECURITIES
    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Theme Portfolio could lose its entire investment in any such country.

    RELIGIOUS, POLITICAL AND ETHNIC INSTABILITY. Certain countries in which a Theme Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Theme Portfolio's investment in those countries. Instability may also result from, among other things; (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Theme Portfolio invests and adversely affect the value of a Theme Portfolio's assets.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Theme Portfolio. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a Theme Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by

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foreign investors. In addition, if there is a deteriation in a country's balance of payments of for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Theme Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by a Theme Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Theme Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

    CURRENCY FLUCTUATIONS. Because each Theme Portfolio, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of a Theme Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of that Theme Portfolio's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the appropriate Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of that Fund. Moreover, if the value of the foreign currencies in which a Theme Portfolio receives its income falls relative to the U.S. dollar between receipt of the income and the making of Theme Portfolio distributions, the Theme Portfolio may be required to liquidate securities in order to make distributions if the Theme Portfolio has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and the pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although each Theme Portfolio values its assets daily in terms of U.S. dollars, the Portfolios do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Portfolio will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to sell the currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Theme Portfolio are uninvested and no return is earned thereon. The inability of a Theme Portfolio to make intended security purchases due to settlement problems could cause that Theme Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to that Theme Portfolio due to subsequent declines in value of the portfolio security or, if that Theme Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when determining the allocation of a Theme Portfolio's assets, although the Manager does not believe that such difficulties will have a material adverse effect on a Theme Portfolio's portfolio trading activities.

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Each Theme Portfolio may use foreign custodians, which may involve risks in addition to those related to its use of U.S. custodians. Such risks include uncertainties relating to determining and monitoring the foreign custodian's financial strength, reputation and standing; maintaining appropriate safeguards concerning that Theme Portfolio's investments; and possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. Each Theme Portfolio's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that Theme Portfolio's net investment income or delaying the receipt of income when those taxes may be recaptured. See "Taxes."

    CONCENTRATION. To the extent a Theme Portfolio invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, such Portfolio may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

    SPECIAL CONSIDERATIONS AFFECTING WESTERN EUROPEAN COUNTRIES. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Manager believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Theme Portfolio.

    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

    SPECIAL CONSIDERATIONS AFFECTING JAPAN. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.

The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the U.S.

The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally

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enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Theme Portfolios intend to invest in Hong Kong, which will revert to Chinese Administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, national, nationalization or confiscation, in which case a Theme Portfolio could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.

    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Theme Portfolio could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economics and securities markets of certain emerging market countries.

                  Statement of Additional Information Page 18

                             GT GLOBAL THEME FUNDS

                             INVESTMENT LIMITATIONS

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FEEDER FUNDS

The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund each has the following fundamental investment policy to enable it to invest in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio, respectively:

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

All other fundamental investment policies, and the non-fundamental policies, of each Feeder Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and its Board of Trustees, it applies equally to each Feeder Fund and its Board of Directors.

Each Portfolio has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of that Portfolio's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. Whenever a Feeder Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, that Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

Each Portfolio may not:

        (1) Buy or sell real estate (including real estate limited partnerships); however, each Portfolio may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

        (2) Buy or sell commodities or commodity contracts, except that each Portfolio may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

        (3) Underwrite securities of other issuers, except to the extent that the disposition of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;

        (4) Make loans, except that each Portfolio may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

        (5) Purchase securities on margin, provided that each Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

        (6) Borrow money except from banks not in excess of 33 1/3 of the value of each Portfolio's total assets, (including the amount borrowed), less all liabilities and indebtedness (other than the borrowing). This restriction shall not prevent any Portfolio from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by a Portfolio may not exceed one-third of that Portfolio's total assets. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, as described in the Prospectus and this Statement of Additional Information, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

        (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, each Portfolio may invest in the securities of companies that engage in these activities.

                  Statement of Additional Information Page 19

                             GT GLOBAL THEME FUNDS

In addition, each Portfolio has adopted as a fundamental investment policy a classification as a "diversified" portfolio under the 1940 Act. This means that, with respect to 75% of the Portfolio's total assets, no more than 5% will be invested in the securities of any one issuer, and the Portfolio will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Portfolios' outstanding voting securities as defined above and in the Prospectus.

The following investment policies of each Portfolio are not fundamental policies and may be changed by vote of the Portfolios' Board of Trustees without shareholder approval. No Portfolio may:

        (1) Invest in securities of an issuer if the investment would cause the Portfolio to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

        (5) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Portfolio, the Portfolio's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

        (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contract the Portfolio has entered into;

        (7) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Portfolio's total assets (while borrowings exceed 5% of the Infrastructure Portfolio's and Natural Resources Portfolio's total assets, such Portfolio will not make any additional investments); and

        (8) Invest more than 10% of its total assets in shares of other investment companies and may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

Investors should refer to the Prospectus for further information with respect to the investment objective of each Feeder Fund, which may not be changed without the approval of Fund shareholders, and its corresponding Portfolio's investment objective, which may be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may or may not be changed without shareholder approval.

HEALTH CARE FUND

The Health Care Fund has adopted the following investment limitations as fundamental policies, which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares.

The Health Care Fund may not:

        (1) Invest more than 10% of its total assets in securities which cannot be readily resold to the public because of legal or contractual restrictions or for which no readily available market exists, which for this purpose includes repurchase agreements maturing in more than seven days;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Purchase or sell real estate; provided that the Health Care Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (4) Purchase securities on margin or make short sales, except for short-term credits necessary for clearance of portfolio transactions, and except that the Health Care Fund may make short sales and maintain short positions and may make margin deposits in connection with its use of options, futures contracts and options on futures contracts;

                  Statement of Additional Information Page 20

                             GT GLOBAL THEME FUNDS

        (5) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Health Care Fund may be deemed to be an underwriter under federal securities laws;

        (6) Make loans, except through loans of portfolio securities as authorized by the Prospectus and except through repurchase agreements, provided that for purposes of this limitation the acquisition of portfolio securities consistent with the Health Care Fund's investment objective and policies shall not be deemed to be the making of a loan;

        (7) Purchase or sell commodities or commodity contracts, except that consistent with the Health Care Fund's investment objective and policies it may use financial and currency futures instruments and options thereon for hedging purposes;

        (8) Issue senior securities, except that for purposes of this limitation the Health Care Fund may borrow money in such amounts and in such fashion as is permitted under the 1940 Act and the rules thereunder;

        (9) Mortgage, pledge or hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Health Care Fund, except as may be necessary in connection with permitted borrowings; provided, however, that this does not prohibit escrow, collateral or margin arrangements in connection with its use of options, futures contracts and options on futures contracts;

       (10) Invest in oil, gas or mineral-related programs or leases; or

       (11) Purchase any security if as a result more than 5% of the Health Care Fund's total assets would be invested in securities of companies which together with any predecessors have been in operation for less than three years.

In addition, the Health Care Fund has adopted as a fundamental investment policy the classification as a "diversified" fund under the 1940 Act, which means that, with respect to 75% of its total assets, no more than 5% will be invested in the securities of any one issuer, and the it will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Health Care Fund's outstanding voting securities as defined above and in the Prospectus.

Investors should refer to the Prospectus for further information with respect to the Health Care Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

TELECOMMUNICATIONS FUND

The Telecommunications Fund has adopted the following investment limitations as fundamental policies, which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares.

The Telecommunications Fund may not:

        (1) Buy or sell real estate (including real estate limited partnerships); however, the Telecommunications Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

        (2) Purchase or sell commodities or commodity contracts, except that the Telecommunications Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the disposition of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;

        (4) Make loans, except that the Telecommunications Fund may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

        (5) Purchase securities on margin, provided that the Telecommunications Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

                  Statement of Additional Information Page 21

                             GT GLOBAL THEME FUNDS

        (6) Borrow money except from banks not in excess of 33 1/3% of the value of the Telecommunications Fund's total assets, including the amount borrowed, less all liabilities and indebtedness (other than the borrowing). This restriction shall not prevent the Telecommunications Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by it may not exceed one-third of its total assets. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, as described in the Prospectus and this Statement of Additional Information, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

        (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, the Telecommunications Fund may invest in the securities of companies that engage in these activities.

In addition, the Telecommunications Fund has adopted as a fundamental investment policy the classification as a "diversified" fund under the 1940 Act, which means that, with respect to 75% of its total assets, no more than 5% will be invested in the securities of any one issuer, and it will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Telecommunications Fund's outstanding voting securities as defined above and in the Prospectus.

The following operating policies of the Telecommunications Fund are not fundamental policies and may be changed by vote of the Company's Board of Directors without shareholder approval. The Telecommunications Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Telecommunications Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

        (5) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Telecommunications Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

        (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into; or

        (7) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Telecommunications Fund's total assets. While borrowings exceed 5% of the Telecommunications
    Fund's total assets, the Telecommunications Fund will not make any additional investments.

The Telecommunications Fund has the authority to invest up to 10% of its total assets in shares of other investment companies, and in real estate investment trusts. The Telecommunications Fund may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

Investors should refer to the Prospectus for further information with respect to the Telecommunications Fund's investment objective, which may not be changed without the approval of shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's or Portfolio's investment policies or restrictions. A Fund or Portfolio may exchange securities, exercise conversion or subscription rights, warrants or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940

                  Statement of Additional Information Page 22

                             GT GLOBAL THEME FUNDS
Act, any such securities so acquired without regard to the Fund's or Portfolio's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's or Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

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                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

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Subject to policies established by the Company's Board of Directors and the Portfolios' Board of Trustees, the Manager is responsible for the execution of each Theme Portfolio's securities transactions and the selection of broker/dealers who execute such transactions on behalf of each Theme Portfolio. In executing portfolio transactions, the Manager seeks the best net results for each Theme Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While each Theme Portfolio may engage in soft dollar arrangements for research services, as described below, each Theme Portfolio has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

Consistent with the interests of each Theme Portfolio, the Manager may select broker/dealers to execute that Theme Portfolio's portfolio transaction on the basis of the research and brokerage services they provide to the Manager for its use in managing that Theme Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker is in addition to, and not in lieu of, the services required to be performed by the Manager under the applicable Investment Management and Administration Contract (defined below). A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to that Theme Portfolio and its other clients and that the total commissions paid by the Theme Portfolio will be reasonable in relation to the benefits received by that Theme Portfolio over the long term. Research services may also be received from dealers who execute Theme Portfolio transactions in OTC markets.

The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by a Theme Portfolio toward payment of that Theme Portfolio's expenses, such as custodian fees.

Investment decisions for a Theme Portfolio and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including a Theme Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Theme Portfolio is concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to that Theme Portfolio.

Under a policy adopted by the Company's Board of Directors and the Portfolios' Board of Trustees, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Funds and the other portfolios for which the Manager serves as investment manager or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other portfolios.

Each Theme Portfolio contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation

                  Statement of Additional Information Page 23

                             GT GLOBAL THEME FUNDS
of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by a Theme Portfolio in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which a Theme Portfolio may invest are generally traded in the OTC markets.

A Theme Portfolio does not have any obligation to deal with any broker/dealer or group of broker/dealers in the execution of securities transactions. Each Theme Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. The Company's Board of Directors or the Portfolios' Board of Trustees, as applicable, has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

For the fiscal years ended October 31, 1996, 1995 and 1994, the Health Care Fund paid aggregate brokerage commissions of $1,619,500, $545,743 and $480,241, respectively. For the fiscal years ended October 31, 1996, 1995 and 1994, the Telecommunications Fund paid aggregate brokerage commissions of $2,848,733, $2,253,982 and $5,674,965, respectively. For the fiscal years ended October 31, 1996 and 1995, the Financial Services Portfolio, Infrastructure Portfolio and Natural Resources Portfolio paid aggregate brokerage commissions of $77,822 and $38,814, $124,164 and $122,399, and $496,370 and $98,462, respectively. For the fiscal period May 31, 1994 (commencement of operations) to October 31, 1994, the Financial Services Portfolio, Infrastructure Portfolio and Natural Resources Portfolio paid aggregate brokerage commissions of $18,145, $111,512 and
$132,572, respectively. For the fiscal year ended October 31, 1996 and for the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, the Consumer Products and Services Portfolio paid aggregate brokerage commissions of $356,459 and $17,605, respectively. For the fiscal year ended October 31, 1996, the Health Care Fund paid to LGT Bank in Liechtenstein AG, an "affiliated" broker, aggregate brokerage commissions of $32,898 for transactions involving purchases and sales of portfolio securities which represented 2.03% of the total brokerage commissions paid by the Health Care Fund and 0% of the aggregate dollar amount of transactions involving payment of commissions by the Health Care Fund.

THEME PORTFOLIO TRADING AND TURNOVER
Although each Theme Portfolio does not intend generally to trade for short-term profits, the securities held by that Theme Portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Theme Portfolio's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Theme Portfolio will bear directly, and may result in the realization of net capital gains that are taxable when distributed to each Fund's shareholders. For the fiscal years ended October 31, 1996 and 1995, the Telecommunications Fund's portfolio turnover rates were 37% and 62%, respectively. For the fiscal years ended October 31, 1996 and 1995, the Health Care Fund's portfolio turnover rates were 157% and 99%, respectively. For the fiscal years ended October 31, 1996 and 1995, the portfolio turnover rates for the Financial Services Portfolio, Infrastructure Portfolio and Natural Resources Portfolio were 103% and 170%, 41% and 45%, and 94% and 87%, respectively. For the fiscal year ended October 31, 1996 and for the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, the portfolio turnover rates for the Consumer Products and Services Portfolio were 169% and 240%, respectively.

                  Statement of Additional Information Page 24

                             GT GLOBAL THEME FUNDS

                        DIRECTORS AND EXECUTIVE OFFICERS

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The Company's Directors and Executive Officers and the Portfolios' Trustees and Executive Officers are listed below. The term "Directors" as used below refers to the Company's Directors and the Portfolios' Trustees collectively.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 38                Director, LGT Asset Management, Inc. since 1996; Director, G.T. Insurance Agency ("G.T.
Director, Chairman of the Board and      Insurance") since 1996; Director, Liechtenstein Global Trust AG (holding company of the
President                                various international LGT companies) Advisory Board since January 1996; President, GT
50 California Street                     Global since 1995; President and Chief Executive Officer, G.T. Insurance since 1995;
San Francisco, CA 94111                  Director, Liechtenstein Global Trust AG from 1995 to January 1996; Senior Vice President and Director, Sales and Marketing, G.T. Insurance from April 1995 to November 1995; Vice
                                         President and Director of Marketing, GT Global from 1987 to 1995; Senior Vice President,
                                         Retail Marketing, G.T. Insurance from 1993 to 1995; Vice President, G.T. Insurance from
                                         1992 to 1993; and Director, Mutual Fund Forum (an industry group of mutual fund and broker/dealer firms). Mr. Guilfoyle also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the
                                         Manager.

C. Derek Anderson, 55                    Chief Executive Officer, Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer, Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.; and
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by the Manager.

Frank S. Bayley, 57                      Partner with Baker & McKenzie (a law firm); Director and Chairman, C.D. Stimson Company (a
Director                                 private investment company). Mr. Bayley also is a director or trustee of each of the other
Two Embarcadero Center                   investment companies registered under the 1940 Act that is managed or administered by the
Suite 2400                               Manager.
San Francisco, CA 94111

Arthur C. Patterson, 53                  Managing Partner, Accel Partners (a venture capital firm). He also serves as a director of
Director                                 various computing and software companies. Mr. Patterson also is a director or trustee of
One Embarcadero Center                   each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by the Manager.
San Francisco, CA 94111

Ruth H. Quigley, 61                      Private investor; and President, Quigley Friedlander & Co., Inc. (a financial advisory
Director                                 services firm) from 1984 to 1986. Ms. Quigley also is a director or trustee of each of the
1055 California Street                   other investment companies registered under the 1940 Act that is managed or administered
San Francisco, CA 94108                  by the Manager.

Robert G. Wade, Jr.*, 69                 Consultant to the Manager; Chairman of the Board of Chancellor Capital Management, Inc.
Director                                 from January 1995 to October 1996; President, Chief Executive Officer and Chairman of the
1166 Avenue of the Americas              Board of Chancellor Capital Management, Inc. from 1988 to January 1995.
New York, NY 10036


--------------
* Mr. Guilfoyle and Mr. Wade are "interested persons" of the Company as defined by the 1940 Act due to their affiliation with the LGT companies.

                  Statement of Additional Information Page 25

                             GT GLOBAL THEME FUNDS

NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
James R. Tufts, 38                Chief Information Officer for the Manager since October 1996; President,
Vice President and Chief          GT Services since 1995; Senior Vice President -- Finance and
Financial Officer                 Administration, GT Global, GT Services and G.T. Insurance, from 1994 to
50 California Street              1995; Senior Vice President -- Finance and Administration, LGT Asset
San Francisco, CA 94111           Management from 1994 to October 1996; Vice President -- Finance, LGT
                                  Asset Management, GT Global and GT Services from 1990 to 1994; Vice
                                  President -- Finance, G.T. Insurance from 1992 to 1994; and Director of
                                  LGT Asset Management, GT Global and GT Services since 1991.

Kenneth W. Chancey, 51            Vice President -- Mutual Fund Accounting, the Manager since 1992; and
Vice President and                Vice President, Putnam Fiduciary Trust Company from 1989 to 1992.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 50                  Executive Vice President, Asset Management Division, Liechtenstein
Vice President and Secretary      Global Trust since October 1996; Senior Vice President, LGT Asset
1166 Avenue of the Americas       Management, GT Global, GT Services and G.T. Insurance from February 1996
New York, NY 10036                to October 1996; Vice President, the Manager, LGT Asset Management, GT
                                  Global, GT Services and G.T. Insurance from May 1994 to February 1996;
                                  General Counsel, the Manager, LGT Asset Management, GT Global, GT
                                  Services and G.T. Insurance from May 1994 to October 1996; Secretary, the Manager, LGT Asset Management, GT Global, GT Services and G.T.
                                  Insurance from May 1994 to October 1996; Senior Vice President, General
                                  Counsel and Secretary, Strong/ Corneliuson Management, Inc.; and
                                  Secretary, each of the Strong Funds from October 1991 to May 1994.

                            ------------------------

The Board of Directors has a Nominating and Audit Committee, comprised of Ms. Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors of the Company. Each of the Directors and Officers of the Company is also a Director and Officer of G.T. Investment Portfolios, Inc., G.T. Global Developing Markets Fund, Inc. and GT Global Floating Rate Fund, Inc., and a Trustee and Officer of G.T. Global Growth Series, G.T. Global Eastern Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global Investment Portfolio (of which the Portfolios are subtrusts), Growth Portfolio and Global High Income Portfolio, which also are registered investment companies managed by the Manager. Each Director and Officer serves in total as a Director and or Trustee and officer, respectively of 11 registered investment companies with 41 series managed or administrated by the Manager. The Company pays each Director who is not a director, officer or employee of the Manager or any affiliated company $5,000 a year, plus $300 per Fund for each meeting of the Board attended by the Director, and reimburses travel and other expenses incurred in connection with attending Board meetings. Other Directors and Officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of the Manager or any affiliated company, received total compensation of $30,200, $30,200, $26,600 and $30,200, respectively, from the Company for their services as Directors. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley who are not directors, officers or employees of the Manager or any affiliated company, received total compensation of $80,100, $80,100, $72,600 and $80,100, respectively, from the investment companies managed or administered by the Manager for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no exercised or payable pension or retirement benefits. As of February 1, 1997, the Officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of each Fund or of all the Company's funds in the aggregate.

                  Statement of Additional Information Page 26

                             GT GLOBAL THEME FUNDS

                                   MANAGEMENT

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INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE FEEDER FUNDS AND THE PORTFOLIOS
The Manager  serves as  each Portfolio's  investment manager  and  administrator under an Investment Management and Administration Contract between each Portfolio and the Manager ("Portfolio Management Contract") the Manager serves as administrator to each Feeder Fund under an administration contract between the Company and the Manager ("Administration Contract"). The Administration Contract will not be deemed an advisory contract, as defined under the 1940 Act. As investment manager and administrator, the Manager makes all investment decisions for each Portfolio and, as administrator, administers each Portfolio's and each Feeder Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of each Portfolio and each Feeder Fund and provides suitable office space, necessary small office equipment and utilities. For these services, each Feeder Fund pays administration fees, computed daily and paid monthly, to the Manager at the annualized rate of 0.25% of the Fund's average daily net assets. In addition, each Feeder Fund bears a pro rata portion of the investment management and administration fee paid by its corresponding Portfolio to the Manager. Each Portfolio pays such fees based on its average daily net assets, also computed daily and paid monthly, at the annualized rate of 0.725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million, and .65% on all amounts thereafter.

The Portfolio Management Contract may be renewed with respect to Portfolio for additional one-year terms, provided that any such renewal has been specifically approved at least annually by (i) the Portfolios' Board of Trustees or the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act) and (ii) a majority of Trustees who are not parties to the Portfolio Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Portfolio Management Contract provides that with respect to each Portfolio, and the Administration Contract provides that with respect to each Feeder Fund, either the Company, each Portfolio or the Manager may terminate the Contract without penalty upon sixty days' written notice to the other party. The Portfolio Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE HEALTH CARE FUND AND TELECOMMUNICATIONS FUND
The Manager serves as the investment manager and administrator to the Health Care Fund and Telecommunications Fund under an Investment Management and Administration Contract ("Management Contract") between the Company and the Manager. As investment manager and administrator, the Manager makes all investment decisions for the Health Care Fund and Telecommunications Fund and administers the Health Care Fund's and Telecommunications Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Health Care Fund and Telecommunications Fund, and provides suitable office space, necessary small office equipment and utilities. For these services, the Health Care Fund and
Telecommunications Fund each pays the Manager investment management and administration fees, based on the Health Care Fund's and Telecommunications Fund's average daily net assets, computed daily and paid monthly, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on all amounts thereafter.

The Management Contract may be renewed for additional one-year terms with respect to the Health Care Fund and Telecommunications Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Health Care Fund and Telecommunications Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contract provides that with respect to the Health Care Fund and Telecommunications Fund either the Company or the Manager may terminate the Contract without penalty upon sixty (60) days' written notice to the other party. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).

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                             GT GLOBAL THEME FUNDS

The   following  table  discloses  the   amount  of  investment  management  and
administration fees paid by the Theme Portfolios to the Manager during the periods shown:

                                HEALTH CARE FUND

YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1996......................................................................................................  $    5,495,494
1995......................................................................................................       4,453,857
1994......................................................................................................       4,353,688

                            TELECOMMUNICATIONS FUND

YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1996......................................................................................................  $   23,119,601
1995......................................................................................................      23,861,460
1994......................................................................................................      21,926,187

                          FINANCIAL SERVICES PORTFOLIO

YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1996......................................................................................................  $       99,991
1995......................................................................................................          51,353
1994 (since Fund inception on May 31, 1994)...............................................................           8,249

                            INFRASTRUCTURE PORTFOLIO

YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1996......................................................................................................  $      635,456
1995......................................................................................................         601,421
1994 (since Fund inception on May 31, 1994)...............................................................           3,021

                          NATURAL RESOURCES PORTFOLIO

YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1996......................................................................................................  $      425,745
1995......................................................................................................         213,856
1994 (since Fund inception on May 31, 1994)...............................................................          28,500

                    CONSUMER PRODUCTS AND SERVICES PORTFOLIO

YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1996                                                                                                        $      422,640
1995 (since Fund inception on December 30, 1994)..........................................................          16,284

For the fiscal period May 31, 1994 (commencement of operations) to October 31, 1994, and for the fiscal years ended October 31, 1995 and 1996, the Manager reimbursed the Financial Services Portfolio, Infrastructure Portfolio and Natural Resources Portfolio for their respective investment management and administration fees in the amounts of $8,249, $51,353 and $103,267; $48,901, $0 and $0; and $28,500, $0 and $0, respectively. For the same periods, the Financial Services Fund, Infrastructure Fund and Natural Resources Fund paid administration fees of $3,029, $18,756 and $34,865; $19,370, $208,892 and
$218,735; and $10,436, $74,485 and $147,614, respectively. However, the Manager reimbursed those Funds for such fees in the amounts of $3,029, $18,756 and $34,865; $19,370, $177,376 and $0; and $10,436, $74,485 and $0, respectively.
For the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, and for the fiscal year ended October 31, 1996, the Manager reimbursed the Consumer Products and Services Portfolio for investment management and administration fees in the amount of $16,284 and $0, respectively. For the same periods, the Consumer Products and Services Fund paid $5,933 and $147,623, respectively, in administration fees; however, the Manager reimbursed the Fund in the amounts of $5,933 and $0, respectively.

DISTRIBUTION SERVICES RELATING TO EACH FUND
Each Fund's Advisor Class shares are offered continuously through each Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis without a sales charge or a contingent deferred sales charge.

TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES
The Transfer Agent, has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for them. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account,

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                             GT GLOBAL THEME FUNDS

a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent is also reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Manager also serves as each Fund's pricing and accounting agent. For the fiscal years ended October 31, 1995 and October 31, 1996, the accounting services fees for the Health Care Fund, Telecommunications Fund, Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund were $30,660 and $141,582; $170,297 and $621,480; $616 and $3,493; $5,836
and $21,910; $1,931 and $14,761; and $318 and $14,778, respectively.


EXPENSES OF THE FUNDS AND OF THE PORTFOLIOS
Each Fund and each Portfolio pays all expenses not assumed by the Manager, GT Global and other agents. These expenses include, in addition to the advisory, administration, distribution, transfer agency, pricing and accounting agency and brokerage fees described above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Funds and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the service performed and relative applicability to the Funds. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Funds or the Portfolios generally are higher than the comparable expenses of such other funds.

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                            VALUATION OF FUND SHARES

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As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined each day on which the New York Stock Exchange ("NYSE") is open for business ("Business Day") as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

Each Theme Portfolio's securities and other assets are valued as follows:

Equity securities, including ADRs, ADSs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market. Securities traded in the OTC market are valued at the last available sale price prior to the time of valuation.

Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation.

Options on indices, securities and currencies purchased by the Theme Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealers price will be used, in the case of OTC options. When market quotations for futures and options on futures held by a Theme Portfolio are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of

                  Statement of Additional Information Page 29

                             GT GLOBAL THEME FUNDS
the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Theme Portfolios in connection with such disposition). In addition, other factors, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer, generally are considered.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of each Fund's total assets (which, for each Feeder Fund is the value of its investment in its corresponding Portfolio). Each Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable, in good faith, will establish a conversion rate for such currency.

European, Far Eastern, or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Trading in securities on European and Far Eastern securities exchanges and OTC markets generally is completed well before the close of business in New York. Consequently, the calculation of each Fund's net asset value may not always take place contemporaneously with the determination of the prices of securities held by each Fund. Events affecting the values of securities held by the Theme Portfolios that occur between the time their prices are determined and the close of normal trading on the NYSE will not be reflected in a Fund's net asset value unless the Manager, under the supervision of the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to that Fund.

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                             GT GLOBAL THEME FUNDS

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

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PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares of a Fund purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is canceled due to nonpayment (for example, on account of a check returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been canceled due to nonpayment may be prohibited from placing future orders.

Each Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, each Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law.

EXCHANGES BETWEEN FUNDS
Shares of a Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Advisor Class shares of a Fund may be exchanged only for Advisor Class shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon sixty days prior written notice to the shareholders of such fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by that Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon thirty days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
Each Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which would prohibit the Funds or the Portfolios from disposing of portfolio securities owned by them or in fairly determining the value of its assets, or (3) as the SEC may otherwise permit.

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                             GT GLOBAL THEME FUNDS

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of a Fund so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that each Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

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                                     TAXES

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TAXATION OF THE FUNDS
Each Fund is treated as a separate corporation for federal income tax purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. Each Feeder Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

See the next section for a discussion of the tax consequences to each Feeder Fund of hedging transactions engaged in, and investments in passive foreign investment companies ("PFICs") and other foreign securities by its corresponding Portfolio and to the Health Care Fund and Telecommunications Fund of those transactions and investments.

TAXATION OF THE THEME PORTFOLIOS

    THE PORTFOLIOS AND THEIR RELATIONSHIP TO THE FEEDER FUNDS. Each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each Feeder Fund, as an investor in its corresponding Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard

                  Statement of Additional Information Page 32

                             GT GLOBAL THEME FUNDS
to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to New York income or franchise tax.

Because, as noted above, each Feeder Fund is deemed to own a proportionate share of its corresponding Portfolio's assets, and to earn a proportionate share of its corresponding Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

Distributions to each Feeder Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Each Feeder Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.

    FOREIGN TAXES. Dividends and interest received by a Theme Portfolio may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it (taking into account, in the case of a Feeder Fund, its proportionate share of any foreign taxes paid by its corresponding Portfolio) (a "Fund's foreign taxes"). Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of the Fund's foreign taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents its income from foreign and U.S. possessions sources (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's Income from those sources) as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's income) from sources within foreign countries and U.S. possessions if it makes this election.

    PASSIVE FOREIGN INVESTMENT COMPANIES. Each Theme Portfolio may invest in the stock of PFICs. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a part (or, in the case of a Feeder Fund, its proportionate share of a part) of any "excess distribution" received by it (or, in the case of a Feeder Fund, by its corresponding Portfolio) on the stock of a PFIC or of any gain on the Fund's (or, in the case of a Feeder Fund, its corresponding Portfolio's) disposition of that stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

If a Theme Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) would be required to include in income each year its pro rata share of the (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's pro rata share) QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received thereby from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

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                             GT GLOBAL THEME FUNDS

Pursuant to proposed regulations, open-end RICs, such as the Funds, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

    OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS. The Theme Portfolios' use of hedging transactions, such as selling (writing) and purchasing options and Futures and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses a Theme Portfolio realizes in connection therewith. Gains from disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from the options, Futures and Forward Contracts derived by a Theme Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund). However, income from the disposition by a Theme Portfolio of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) if they are held for less than three months. Income from the disposition by a Theme Portfolio of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to its principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) if they are held for less than three months.

If a Theme Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Theme Portfolio intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of those transactions. To the extent this treatment is not available, a Theme Portfolio may be forced to defer the closing out of certain options, Futures, Forward Contracts and/or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) to continue to qualify as a RIC.

Futures and  Forward Contracts  that are  subject to  section 1256  of the  Code
(other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Theme Portfolio at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of
Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Theme Portfolio attempts to monitor section 988 transactions to minimize any adverse tax impact.

TAXATION OF THE FUNDS' SHAREHOLDERS
Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund (directly or through a Portfolio) from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

                  Statement of Additional Information Page 34

                             GT GLOBAL THEME FUNDS

Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual or nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds, their shareholders and the Portfolios. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST
Liechtenstein Global Trust AG, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, in Zurich, Switzerland.

Worldwide   asset  management  affiliates  also   currently  include  LGT  Asset
Management PLC, formerly G.T. Management PLC, in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd., in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan) Ltd., in Tokyo; LGT Asset
Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd., in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, in Frankfurt.

CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Theme Portfolios' assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Theme Portfolios to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Company's and Global Investment Theme Portfolio's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts annual audits of the Portfolios' and the Funds' financial statements, assists in the preparation of each Portfolio's and each Fund's federal and state income tax returns and consults with the Company and Global Investment Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.

The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein, and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

USE OF NAME
The Manager has granted the Company the right to use the "GT" and "GT Global" name and has reserved the right to withdraw its consent to the use of such names by the Company at any time, or to grant the use of such names to any other company.

                  Statement of Additional Information Page 35

                             GT GLOBAL THEME FUNDS

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

STANDARDIZED RETURNS
Each Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A, Class B and Advisor Class shares of each Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) for Advisor Class shares, deduction of a sales charge is not applicable; (4) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Directors; and (5) a complete redemption at the end of any period illustrated.

The Standardized Returns for the Class A, Class B and Advisor Class shares of the Health Care Fund, stated as average annualized total returns for the periods shown, were:

                                                                                   HEALTH CARE
                                                    HEALTH CARE   HEALTH CARE          FUND
                                                       FUND          FUND            (ADVISOR
PERIOD                                               (CLASS A)     (CLASS B)          CLASS)
--------------------------------------------------  -----------   -----------      ------------
Fiscal year ended October 31, 1996................    17.30%        17.59%            23.82%
October 31, 1991 through October 31, 1996.........     7.61%          n/a               n/a
June 1, 1995 (commencement of operations) through
 October 31, 1996.................................      n/a           n/a             29.92%
April 1, 1993 (commencement of operations) through
 October 31, 1996.................................      n/a         17.78%              n/a
August 7, 1989 (commencement of operation) through
 October 31, 1996.................................    13.53%          n/a               n/a

The Standardized Returns for the Class A, Class B and Advisor Class shares of the Telecommunications Fund, stated as average annualized total returns for the periods shown, were:

                                                    TELECOMMUNI-  TELECOMMUNI-     TELECOMMUNI-
                                                      CATIONS       CATIONS        CATIONS FUND
                                                       FUND          FUND            (ADVISOR
PERIOD                                               (CLASS A)     (CLASS B)          CLASS)
--------------------------------------------------  -----------   -----------      ------------
Fiscal year ended October 31, 1996................     1.92%         1.46%             7.49%
June 1, 1995 (commencement of operations) through
 October 31, 1996.................................      n/a           n/a             11.04%
April 1, 1993 (commencement of operations) through
 October 31, 1996.................................      n/a         10.44%              n/a
January 27, 1992 (commencement of operations)
 through October 31, 1996.........................    10.21%          n/a               n/a

The Standardized Returns for the Class A, Class B and Advisor Class shares of the Financial Services Fund, stated as average annualized total returns for the periods shown, were:

                                                                                    FINANCIAL
                                                     FINANCIAL     FINANCIAL         SERVICES
                                                     SERVICES      SERVICES            FUND
                                                       FUND          FUND            (ADVISOR
PERIOD                                               (CLASS A)     (CLASS B)          CLASS)
--------------------------------------------------  -----------   -----------      ------------
Fiscal year ended October 31, 1996................    14.50%        14.81%            20.87%
June 1, 1995 (commencement of operations) through
 October 31, 1996.................................      n/a           n/a             20.46%
May 31, 1994 (commencement of operations) through
 October 31, 1996.................................     7.61%         8.20%              n/a

The Standardized Returns for the Class A, Class B and Advisor Class shares of the Infrastructure Fund, stated as average annualized total returns for the periods shown, were:

                                                                                   INFRASTRUCTURE
                                                    INFRASTRUCTURE INFRASTRUCTURE      FUND
                                                       FUND          FUND            (ADVISOR
PERIOD                                               (CLASS A)     (CLASS B)          CLASS)
--------------------------------------------------  -----------   -----------      ------------
Fiscal year ended October 31, 1996................    13.34%        13.37%            19.60%
June 1, 1995 (commencement of operations) through
 October 31, 1996.................................      n/a           n/a             14.38%
May 31, 1994 (commencement of operations) through
 October 31, 1996.................................     7.86%         8.41%              n/a

                  Statement of Additional Information Page 36

                             GT GLOBAL THEME FUNDS

The Standardized Returns for the Class A, Class B and Advisor Class shares of the Natural Resources Fund, stated as average annualized total returns for the periods shown, were:

                                                                                     NATURAL
                                                      NATURAL       NATURAL         RESOURCES
                                                     RESOURCES     RESOURCES           FUND
                                                       FUND          FUND            (ADVISOR
PERIOD                                               (CLASS A)     (CLASS B)          CLASS)
--------------------------------------------------  -----------   -----------      ------------
Fiscal year ended October 31, 1996................    45.77%        47.39%            53.76%
June 1, 1995 (commencement of operations) through
 October 31, 1996.................................      n/a           n/a             35.58%
May 31, 1994 (commencement of operations) through
 October 31, 1996.................................    17.02%        17.84%              n/a

The Standardized Returns for the Class A, Class B and Advisor Class shares of the Consumer Products and Services Fund, stated as average annualized total returns for the periods shown, were:

                                                                                     CONSUMER
                                                     CONSUMER      CONSUMER          PRODUCTS
                                                     PRODUCTS      PRODUCTS            AND
                                                        AND           AND            SERVICES
                                                     SERVICES      SERVICES            FUND
                                                       FUND          FUND            (ADVISOR
PERIOD                                               (CLASS A)     (CLASS B)          CLASS)
--------------------------------------------------  -----------   -----------      ------------
Fiscal year ended October 31, 1996................    41.75%        43.11%            49.50%
June 1, 1995 (commencement of operations) to
 October 31, 1996.................................      n/a           n/a             54.18%
December 30, 1994 (commencement of operations) to
 October 31, 1996.................................    38.07%        39.45%              n/a

NON-STANDARDIZED RETURNS
In addition to Standardized Returns, each Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A, Class B and Advisor Class shares of each Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns for Class A and Class B shares may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. Advisor Class shares are not subject to sale charges.

Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T=(VOA/P)-1. Aggregate Non-Standardized Return assumes reinvestment of dividends and other distributions.

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A, Class B and Advisor Class shares of the Health Care Fund, stated as aggregate total returns for the periods shown, were:

                                                                                   HEALTH CARE
                                                    HEALTH CARE   HEALTH CARE          FUND
                                                       FUND          FUND            (ADVISOR
PERIOD                                               (CLASS A)     (CLASS B)          CLASS)
--------------------------------------------------  -----------   -----------      ------------
June 1, 1995 (commencement of operations) through
 October 31, 1996.................................         n/a        n/a              44.99   %
April 1, 1993 (commencement of operations) through
 October 31, 1996.................................      n/a         82.73%              n/a
August 7, 1989 (commencement of operations)
 through October 31, 1996.........................   162.82%          n/a               n/a

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A, Class B and Advisor Class shares of the Telecommunications Fund, stated as aggregate total returns for the periods shown, were:

                                                    TELECOMMUNI-  TELECOMMUNI-     TELECOMMUNI-
                                                      CATIONS       CATIONS        CATIONS FUND
                                                       FUND          FUND            (ADVISOR
PERIOD                                               (CLASS A)     (CLASS B)          CLASS)
--------------------------------------------------  -----------   -----------      ------------
June 1, 1995 (commencement of operations) through
 October 31, 1996.................................       n/a          n/a              16.03   %
April 1, 1993 (commencement of operations) through
 October 31, 1996.................................      n/a         45.75%              n/a
January 27, 1992 (commencement of operations)
 through October 31, 1996.........................    66.80%          n/a               n/a

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A, Class B and Advisor Class shares of the Financial Services Fund, stated as aggregate total returns for the period shown, were:

                                                                                    FINANCIAL
                                                     FINANCIAL     FINANCIAL         SERVICES
                                                     SERVICES      SERVICES            FUND
                                                       FUND          FUND            (ADVISOR
PERIOD                                               (CLASS A)     (CLASS B)          CLASS)
--------------------------------------------------  -----------   -----------      ------------
June 1, 1995 (commencement of operations) through
 October 31, 1996.................................     n/a            n/a            30.24     %
May 31, 1994 (commencement of operations) through
 October 31, 1996.................................    25.36%        24.01%              n/a

                  Statement of Additional Information Page 37

                             GT GLOBAL THEME FUNDS

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A, Class B and Advisor Class shares of the Infrastructure Fund, stated as aggregate total returns for the period shown, were:

                                                                                   INFRASTRUCTURE
                                                    INFRASTRUCTURE INFRASTRUCTURE      FUND
                                                       FUND          FUND            (ADVISOR
PERIOD                                               (CLASS A)     (CLASS B)          CLASS)
--------------------------------------------------  -----------   -----------      ------------
June 1, 1995 (commencement of operations) through
 October 31, 1996.................................       n/a          n/a              21.00   %
May 31, 1994 (commencement of operations) through
 October 31, 1996.................................    26.07%        24.58%              n/a

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A, Class B and Advisor Class shares of the Natural Resources Fund, stated as aggregate total returns for the period shown, were:

                                                                                     NATURAL
                                                      NATURAL       NATURAL         RESOURCES
                                                     RESOURCES     RESOURCES           FUND
                                                       FUND          FUND            (ADVISOR
PERIOD                                               (CLASS A)     (CLASS B)          CLASS)
--------------------------------------------------  -----------   -----------      ------------
June 1, 1995 (commencement of operations) through
 October 31, 1996.................................     n/a            n/a            54.03     %
May 31, 1994 (commencement of operations) through
 October 31, 1996.................................    53.57%        51.76%              n/a

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A, Class B and Advisor Class shares of the Consumer Products and Services Fund, stated as aggregate total returns for the period shown, were:

                                                                                     CONSUMER
                                                     CONSUMER      CONSUMER          PRODUCTS
                                                     PRODUCTS      PRODUCTS            AND
                                                        AND           AND            SERVICES
                                                     SERVICES      SERVICES            FUND
                                                       FUND          FUND            (ADVISOR
PERIOD                                               (CLASS A)     (CLASS B)          CLASS)
--------------------------------------------------  -----------   -----------      ------------
June 1, 1995 (commencement of operations) through
 October 31, 1996.................................      n/a           n/a             84.85%
December 30, 1994 (commencement of operations)
 through
 October 31, 1996.................................    89.97%        88.28%              n/a

Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS Each Fund and GT Global may from time to time in advertisements, sales literature and reports furnished to present or prospective shareholders compare a Fund with, but not limited to, the following:

        (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.

        (2) The Lehman Brothers Hutton Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard and Poor's Ratings Group ("S&P"), or, in the case of nonrated bonds, BBB by Fitch Investors Service, Inc. ("Fitch") (excluding collateralized mortgage obligations).

        (3) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (4) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Companies Service ("CDA/Wiesenberger"), Morningstar, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard each Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming

                  Statement of Additional Information Page 38

                             GT GLOBAL THEME FUNDS
    reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (5) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and Gross National Product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (6) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (7) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (8) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

        (9) Dow Jones Industrial Average.

       (10) CNBC/Financial News Composite Index.

       (11) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.

       (12) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (13) The World Bank Publication of Trends in Developing Countries (TIDE). TIDE provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (14) Salomon Brothers Global Telecommunications Index is composed of telecommunication companies in the developing and emerging countries.

       (15) Datastream and Worldscope each is an on-line database retrieval service for information including, but not limited to, international financial and economic data.

       (16) International Financial Statistics, which is produced by the International Monetary Fund.

       (17) Various publications and annual reports, produced by the World Bank and its affiliates.

       (18) Various publications from the International Bank for Reconstruction and Development.

       (19) Various publications including, but not limited to ratings agencies such as Moody's, S&P and Fitch.

       (20) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (21) Bank Rate National Monitor Index, which an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (22) International Finance Corporation ("IFC") Emerging Markets Data Base which provides detailed statistics on stock and bond markets in developing countries.

       (23) Various publications from the Organization for Economic Cooperation and Development ("OECD").

       (24) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

                  Statement of Additional Information Page 39

                             GT GLOBAL THEME FUNDS

Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P., and Ibbottson Associates, may be used, as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, including but not limited to, Money Magazine, Mutual Funds Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available in the future.

Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or GT Global. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, on account of the inclusion of such information herein.

A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g. Japanese Yen, German Deutschemark, Hong Kong Dollar). A foreign currency which has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.

GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of these Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each Fund is actively managed, I.E., the Manager, as each Fund's investment manager, actively purchases and sells securities in seeking each Fund's investment objective. Moreover, each Fund may invest a portion of its assets in corporate bonds, while certain indices relate only to government bonds. Each of these factors will cause the performance of each Fund to differ from the relevant indices.

From time to time, each Fund and GT Global may refer to the number of shareholders in the Funds or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of each Fund's assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.

GT Global believes each Fund is an appropriate investment for long-term investment goals including, but not limited to funding retirement, paying for education or purchasing a house. GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance. Each Fund does not represent a complete investment program and the investors should consider each Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.

From time to time, GT Global may refer to or advertise the names of U.S. and non-U.S. companies and their products although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets are based on the returns of different indices.

GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

Each Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to

                  Statement of Additional Information Page 40

                             GT GLOBAL THEME FUNDS
compare each Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.

Each Fund may describe in its sales material and advertisements how an investor may invest in GT Global Mutual Funds through various retirement plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. In sales material and advertisements, the Funds may also discuss these accounts and plans, which include:

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): If you have earned income from employment (including self-employment) you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2, or thereafter. Please consult your tax advisor for more information.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.

SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or Code Section 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.

CODE SECTION 403(b)(7) CUSTODIAL ACCOUNTS: Employees of public schools and  most
other   not-for-profit   organizations   can  make   pre-tax   salary  reduction
contributions to these accounts.

PROFIT-SHARING  (INCLUDING   SECTION   401(k))  AND   MONEY   PURCHASE   PENSION
PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).

SIMPLE RETIREMENT PLANS: Employers with no more than 100 employees who do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Code Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.

GT Global may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

                  Statement of Additional Information Page 41

                             GT GLOBAL THEME FUNDS

From time to time, the Funds and GT Global will quote data regarding industries, companies, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including, but not limited to, the economic and financial data of such financial organizations as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International World Indices and IFC.

 3) The number of listed companies: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, IFC and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.

 8) Gross Domestic Product (GDP): Datastream and The World Bank.

 9) GDP growth rate: IFC, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.

13) Total exports and imports by year: IFC, The World Bank and Datastream.

14) Top three companies by country, industry or market: IFC, GT Guide to World Equity Markets, Salomon Brothers Inc., and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their  debt, including those  under the Brady  Plan:
    The Manager.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From time to time, GT Global may include in its advertisement and sales material, information about privatization which is an economic process involving the sale of state-owned companies to the private sector.

In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Manager provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.

GT GLOBAL ADVANTAGE
As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a

                  Statement of Additional Information Page 42

                             GT GLOBAL THEME FUNDS
time tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand.

The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom up process of security selection combines fundamental research with quantitative analysis through our proprietary models.

Built in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell.

GENERAL INFORMATION ABOUT THE THEME FUNDS AND THEME PORTFOLIOS
Each Theme Portfolio may invest worldwide across industries within the Portfolio area of concentration without national or regional restrictions. The ability of each Theme Portfolio to invest worldwide may allow the portfolio managers to select industries in different economic cycles and varying stages of development, though there is no assurance that the managers will be successful in this selection.

Each Theme Portfolio's area of concentration reflects the underlying theme of the Portfolio. GT Global believes that there are certain social, political and economic trends that may benefit one or more industries within a Theme Portfolio's area of concentration. Of course, there is no assurance that any of the Funds will benefit as a result.

HEALTH CARE FUND
From time to time the Fund and GT Global will quote information including data regarding:

    / / Trading volume, number of listed companies and the largest companies of the global health care industry

    / / Expenditures by various countries, regions and age groups on health care

    / / Population of countries, regions and age groups

    / / Natality and mortality rates in various regions, countries and age groups

    / / Life expectancy rates in various regions, countries and age groups

    / / New health care products and products seeking approval

    / / Health maintenance organizations (HMOs) and its enrollment growth

    / / Studies from, but not limited to, the American Medical Association showing the effectiveness of using drugs to cure illness

    / / Medical technology and devices in use or in development

    / / Regulatory environment of health care industries

    / / Consolidation in the health care industries

The information quoted has not been independently verified by a Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from sources including the following:

    / / Research  firms such as  Mehta and Isaly  which publishes PHARMACEUTICAL
        PORTFOLIO RECOMMENDATIONS

    / / OECD and its publications such as the OECD HEALTH DATA, as supplemented annually

    / / Morgan Stanley Capital International stock market industry indices such as Health & Personal Care

    / / The World  Bank  and its  publications  such as  THE  WORLD  DEVELOPMENT
        REPORT, as supplemented annually

    / / IFC and publications such as the EMERGING STOCK MARKETS FACTBOOK

INFORMATION ABOUT THE GLOBAL HEALTH CARE INDUSTRIES
The Health Care Fund and the Manager believe that certain market and demographic factors merit an investor's consideration of making a health care investment. Worldwide standards of living and life expectancy have increased at a substantial rate. The Manager expects this growth, which works to the general benefit of the global health care industry, to continue at a roughly comparable rate in the future, although no assurances can be given in this regard. Moreover, according to the Manager, the health care industry historically has proven to be a relatively non-cyclical industry that continues to provide goods and services to the public in periods of economic weakness as well as economic strength.

The Manager believes that the anticipated increase in the world's elderly population could increase demand for health care products and services. For example, according to data compiled by the Manager, in Japan the number of people age 65 and older is expected to grow over 100% by the year 2025; in Germany, France and the U.S., the same age group

                  Statement of Additional Information Page 43

                             GT GLOBAL THEME FUNDS
should grow 40%. Similarly, the U.S. Census Bureau predicts the number of Americans 85 and older to double in the next 30 years. From time to time, the Fund and GT Global will quote information including, but not limited to, international data regarding populations, birth rates, mortality rates, life expectancy, health care expenditures, and gross domestic product vs. life expectancy. The information quoted has not been independently verified by the Fund or GT Global and will be based on data that is believed to be reliable and accurate.

TELECOMMUNICATIONS FUND
From time to time the Fund and GT Global will quote information including data regarding:

    / / Increased  usage  of  new  technologies such  as,  but  not  limited to,
        cellular  and  wireless  communications  in  emerging  and   established
        countries around the world

    / / Supply and demand of telephone equipment and services

    / / Regulatory environment of telecommunications industries

    / / Revenue, price and usage of telecommunications products and services

    / / Privatization and/or deregulation of telecommunications companies

The information quoted has not been independently verified by the Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from sources including the following:

    / / Salomon Brothers World Equity Telecommunications Index, which includes stock market data about the telecommunications industry in established and developing markets

    / / OECD   and  other  publications  from   its  subsidiaries  such  as  the
        International Telecommunications Union

    / / Morgan Stanley Capital International stock market industry indices such as Telecommunications, Broadcasting & Publishing and Data Processing & Reproduction

    / / International Technology Consultants, a Washington D.C. based firm which publishes reports such as EASTERN EUROPEAN & SOVIET TELECOM REPORT and LATIN AMERICAN TELECOM REPORT

    / / Telegeography and other publications

DEREGULATION IN THE UNITED STATES
The United States has been the bellwether for deregulation of the telephone industry. The divestiture of the Bell System from American Telephone and Telegraph has produced competing companies in the United States. Such U.S. market-driven competition has, for example, led to lower costs for consumers which in turn led to greater consumer usage and to higher industrywide revenues. The Manager expects this scenario to continue to benefit such companies in the U.S. and similarly to be realized by the established telecommunications companies in established economies, although no assurances can be made in this regard.

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
From time to time the Fund and GT Global will quote information including data regarding:

    / / Trading volume, number of listed companies and the largest companies located around the world in the consumer products and services industries

    / / Expenditures, demand and consumption by various countries, regions, income classes and age groups of consumer products and services

    / / Population of countries, regions and age groups

    / / Life expectancy rates in various regions, countries and age groups

    / / New consumer products and services in the development or manufacturing stages

    / / Income of various regions, countries and age groups

    / / Sales and sales growth of consumer products and services companies in their own country and abroad

    / / Sales, supply and demand of consumer products and services

    / / Parent Companies and the products and services they distribute

    / / Regulatory environment of consumer products industries

The information quoted will not be independently verified by the Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from sources including the following:

    / / Consumer and trade groups

    / / Fortune magazine and other periodicals

                  Statement of Additional Information Page 44

                             GT GLOBAL THEME FUNDS

    / / The World Bank and its publications

    / / The International Monetary Fund (IMF) and its publications

    / / IFC and its publications

    / / OECD and its publications

INFRASTRUCTURE FUND
From time to time the Fund and GT Global may quote information including:

    / / Supply and demand of telephone equipment and services, electricity, water, transportation, construction materials and other infrastructure related products and services

    / / Regulatory environment of infrastructure industries

    / / Quantity and costs of current and projected infrastructure projects

    / / Privatization of industries and companies

    / / New   technologies,  products   and  services   used  in  infrastructure
        industries

    / / Infrastructure Finance magazine and other periodicals

FINANCIAL SERVICES FUND
From time to time the Fund and GT Global may quote information including:

    / / Supply and demand of financial services

    / / Regulatory environment of financial service industries

    / / Credit ratings of U.S. and non-U.S. banks

    / / New technologies, products and services used in the financial services industries

    / / Consolidation in the financial services industries

NATURAL RESOURCES FUND
From time to time the Fund and GT Global may quote information including:

    / / Supply, demand and prices of natural resources

    / / Regulatory environment of natural resources

    / / Supply,   demand  and  prices  of  products  manufactured  from  natural resources

    / / New technologies, products and services used in the natural resources industries

--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF COMMERCIAL PAPER RATINGS
Moody's employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 (or supporting institutions)have a superior ability for repayment of short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P rates commercial paper in four categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payment on issues with this designation is satisfactory. If, however, the relative degree of safety is not as

                  Statement of Additional Information Page 45

                             GT GLOBAL THEME FUNDS
high as for issues designated "A-1." A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B -- Issues rated "B" are regarded as having only speculative capacity for timely payment. C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

DESCRIPTION OF BOND RATINGS
Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment Grade Ratings are the first four categories:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A  --  Upper-medium-grade  obligations.   Factors  giving  security   to
    principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Have speculative elements and their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                  Statement of Additional Information Page 46

                             GT GLOBAL THEME FUNDS

S&P rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- Very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

        A -- Has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

        BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

        CCC -- Has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        C1 -- Reserved for income bonds on which no interest is being paid.

        D -- In payment default. The "D" category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. This rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                  Statement of Additional Information Page 47

                             GT GLOBAL THEME FUNDS

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements of each Theme Fund as of October 31, 1996, and for the year then ended, appear on the following pages.

                  Statement of Additional Information Page 48

                             GT GLOBAL THEME FUNDS

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of GT Global Consumer Products & Services Fund - Consolidated, GT Global Financial Services Fund - Consolidated, GT Global Health Care Fund, GT Global Infrastructure Fund - Consolidated, GT Global Natural Resources Fund - Consolidated, and GT Global Telecommunications Fund, six series of G.T. Investment Funds, Inc., including the portfolios of investments, as of October 31, 1996, the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned series of G.T. Investments Funds, Inc. as of October 31, 1996, the results of their operations, changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 13, 1996

                                       F1

          GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (51.0%)
  Vons Cos., Inc.-/- ........................................   US            134,500   $  7,447,937         4.5
    RETAILERS-FOOD
  Central Garden and Pet Co.-/- .............................   US            273,400      6,459,075         3.7
    WHOLESALE & INTERNATIONAL TRADE
  Footstar, Inc.-/- .........................................   US            280,000      6,160,000         3.6
    RETAILERS-APPAREL
  TJX Cos., Inc. ............................................   US            147,200      5,888,000         3.4
    RETAILERS-APPAREL
  Jones Apparel Group, Inc.-/- ..............................   US            186,000      5,812,500         3.4
    RETAILERS-APPAREL
  Tiffany & Co. .............................................   US            155,300      5,746,100         3.3
    RETAILERS-APPAREL
  Ross Stores, Inc. .........................................   US            132,200      5,486,300         3.2
    RETAILERS-APPAREL
  Sun International Hotels Ltd.-/- ..........................   US            114,100      5,391,225         3.1
    LEISURE & TOURISM
  The Finish Line, Inc.-/- ..................................   US            124,200      5,278,500         3.1
    RETAILERS-APPAREL
  Seattle Filmworks, Inc.-/- ................................   US            276,500      5,253,500         3.0
    CONSUMER SERVICES
  Vans, Inc.-/- .............................................   US            311,100      5,172,038         3.0
    RETAILERS-APPAREL
  Safeway, Inc.-/- ..........................................   US            109,500      4,694,813         2.7
    RETAILERS-FOOD
  Universal Outdoor Holdings, Inc.-/- .......................   US            127,400      3,742,375         2.2
    BUSINESS & PUBLIC SERVICES
  Imax Corp.-/- {\/} ........................................   CAN            96,100      3,459,600         2.0
    CONSUMER SERVICES
  Tuesday Morning Corp.-/- ..................................   US            173,600      3,363,500         1.9
    RETAILERS-OTHER
  Borders Group, Inc.-/- ....................................   US             84,600      2,664,900         1.5
    RETAILERS-OTHER
  United Auto Group, Inc.-/- ................................   US             60,000      2,062,500         1.2
    CONSUMER SERVICES
  Dominick's Supermarkets, Inc.-/- ..........................   US             80,000      1,590,000         0.9
    RETAILERS-FOOD
  Abercrombie & Fitch Co.-/- ................................   US             68,800      1,513,600         0.9
    RETAILERS-APPAREL
  Lamar Advertising Co.-/- ..................................   US             22,700        624,250         0.4
    BUSINESS & PUBLIC SERVICES
                                                                                        ------------
                                                                                          87,810,713
                                                                                        ------------
Consumer Non-Durables (35.9%)
  Philip Morris Cos., Inc. ..................................   US             66,500      6,159,563         3.5
    FOOD
  Coachmen Industries, Inc. .................................   US            212,300      5,944,400         3.3
    RECREATION
  Eagle Hardware & Garden, Inc.-/- ..........................   US            198,400      5,679,200         3.3
    HOUSEHOLD PRODUCTS

    The accompanying notes are an integral part of the financial statements.

                                       F2

          GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Non-Durables (Continued)
  Wet Seal, Inc. "A"-/- .....................................   US            183,400   $  5,777,100         3.3
    TEXTILES & APPAREL
  Nike, Inc. "B" ............................................   US             93,600      5,510,700         3.2
    TEXTILES & APPAREL
  Gucci Group - NY Registered Shares{\/} ....................   ITLY           77,000      5,313,000         3.1
    TEXTILES & APPAREL
  Adidas AG - 144A ADR{.} -/- {\/} ..........................   GER           121,100      5,177,025         3.0
    TEXTILES & APPAREL
  Cannondale Corp.-/- .......................................   US            266,500      5,130,125         3.0
    RECREATION
  Fila Holding S.p.A. - ADR{\/} .............................   ITLY           66,200      4,766,400         2.8
    TEXTILES & APPAREL
  Harley-Davidson, Inc. .....................................   US             72,400      3,267,050         1.9
    OTHER CONSUMER GOODS
  Barco N.V. (Barco Industries) .............................   BEL            17,320      2,850,549         1.7
    OTHER CONSUMER GOODS
  K2, Inc. ..................................................   US            109,000      2,507,000         1.5
    RECREATION
  Consolidated Cigar Holdings, Inc.-/- ......................   US             75,000      2,043,750         1.2
    TOBACCO
  Noble China-/- {/\} .......................................   CHNA          341,200        954,352         0.6
    BEVERAGES - ALCOHOLIC
  Rally's Hamburgers, Inc.-/- ...............................   US            190,400        833,000         0.5
    FOOD
                                                                                        ------------
                                                                                          61,913,214
                                                                                        ------------
Multi-Industry/Miscellaneous (3.2%)
  Bulgari S.p.A. ............................................   ITLY          314,000      5,474,098         3.2
                                                                                        ------------
    MULTI-INDUSTRY
Finance (3.1%)
  Amer Group Ltd. ...........................................   FIN           231,600      5,239,010         3.0
    INVESTMENT MANAGEMENT
  Metris Cos., Inc.-/- ......................................   US              1,000         23,750         0.1
    OTHER FINANCIAL
                                                                                        ------------
                                                                                           5,262,760
                                                                                        ------------
Consumer Durables (1.2%)
  Boyds Wheels, Inc. ........................................   US            151,200      2,097,900         1.2
                                                                                        ------------
    AUTO PARTS
Technology (1.1%)
  Ingram Micro, Inc. "A"-/- .................................   US             95,000      1,710,000         1.0
    COMPUTERS & PERIPHERALS
  CyberMedia, Inc.-/- .......................................   US              5,800        129,050         0.1
    SOFTWARE
                                                                                        ------------
                                                                                           1,839,050
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F3

          GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (0.8%)
  Kevco, Inc.-/- ............................................   US            115,000   $  1,380,000         0.8
    MISC. MATERIALS & COMMODITIES
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $156,514,774) ................                            165,777,735        96.3
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated October 31, 1996, with State Street Bank & Trust Co., due November 1, 1996, for an effective yield of 5.55%,
   collateralized by $9,665,000 U.S. Treasury Bond, 7.875%
   due 11/15/07 (market value of collateral is $10,791,312,
   including accrued interest). (cost $10,575,630) ..........                             10,575,630         6.1
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $167,090,404) * .....................                            176,353,365       102.4
Other Assets and Liabilities ................................                             (4,102,558)       (2.4)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $172,250,807       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {/\}  Security is denominated in Canadian Dollars.
        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
          * For Federal income tax purposes, cost is $167,206,893 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  13,635,691
                 Unrealized depreciation:            (4,489,219)
                                                  -------------
                 Net unrealized appreciation:     $   9,146,472
                                                  -------------
                                                  -------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1996, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Belgium (BEL/BEF) ....................    1.7                   1.7
Canada (CAN/CAD) .....................    2.0                   2.0
China (CHNA/RMB) .....................    0.6                   0.6
Finland (FIN/FIM) ....................    3.0                   3.0
Germany (GER/DEM) ....................    3.0                   3.0
Italy (ITLY/ITL) .....................    9.1                   9.1
United States (US/USD) ...............   76.9        3.7       80.6
                                        ------     -----      -----
Total  ...............................   96.3        3.7      100.0
                                        ------     -----      -----
                                        ------     -----      -----

--------------

{d}  Percentages indicated are based on net assets of $172,250,807.

    The accompanying notes are an integral part of the financial statements.

                                       F4

                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Banks-Regional (37.7%)
  BankAmerica Corp. .........................................   US              6,200   $    567,300         3.0
  Zagrebacka Banka - 144A GDR{.} -/- {\/} ...................   CRT            20,000        387,500         2.3
  Sovereign Bancorp, Inc. ...................................   US             31,000        364,250         2.1
  First Tennessee National Corp. ............................   US             10,000        363,750         2.1
  Anglo-Irish Bank Corp., PLC: ..............................   IRE                --             --         2.1
    Common{/\} ..............................................   --            259,000        299,203          --
    Common ..................................................   --             50,000         58,168          --
  Sparbanken Sverige AB "A" .................................   SWDN           21,000        332,648         1.9
  NationsBank Corp. .........................................   US              3,300        311,025         1.8
  Banco Commercial S.A. - 144A ADR{.} {\/} ..................   URGY           18,400        303,600         1.8
  Commerce Bancorp, Inc. ....................................   US              9,150        253,913         1.5
  Bank of Nova Scotia .......................................   CAN             7,700        242,653         1.4
  Bank of Montreal ..........................................   CAN             8,000        241,963         1.4
  Banco BHIF - ADR-/- {\/} ..................................   CHLE           13,300        239,400         1.4
  Canadian Imperial Bank of Commerce ........................   CAN             5,700        236,809         1.4
  Bank of Boston Corp. ......................................   US              3,300        211,200         1.2
  Norbanken AB-/- ...........................................   SWDN            7,700        202,894         1.2
  LLoyds TSB Group PLC ......................................   UK             31,400        199,252         1.2
  Christiania Bank Og Kreditkasse-/- ........................   NOR            66,600        182,749         1.1
  Sydbank A/S ...............................................   DEN             4,500        164,920         1.0
  Mellon Bank Corp. .........................................   US              2,500        162,813         0.9
  Mark Twain Bancshares, Inc. ...............................   US              3,500        160,563         0.9
  Zions Bancorp. ............................................   US              1,700        153,850         0.9
  Cullen/Frost Bankers, Inc. ................................   US              5,000        150,313         0.9
  PT Bank Internasional Indonesia - Foreign .................   INDO          180,658        145,485         0.8
  Jyske Bank ................................................   DEN             2,000        144,197         0.8
  Grupo Financiero Banorte "B"-/- ...........................   MEX           120,000        119,701         0.7
  Westpac Banking Corp., Ltd. ...............................   AUSL           20,000        114,077         0.7
  Allied Irish Bank PLC{/\} .................................   IRE            17,794        112,769         0.7
  Amalgamated Banks of South Africa-/- ......................   SAFR           18,000         91,747         0.5
                                                                                        ------------
                                                                                           6,518,712
                                                                                        ------------
Banks-Money Center (17.2%)
  Citicorp ..................................................   US              4,500        445,500         2.5
  Unidanmark AS "A" .........................................   DEN             9,000        415,039         2.4
  Den Danske Bank ...........................................   DEN             5,280        378,863         2.2
  HSBC Holdings PLC .........................................   HK             13,000        264,819         1.5
  Chase Manhattan Corp. .....................................   US              3,000        257,250         1.5
  Bank Hapoalim Ltd.-/- .....................................   ISRL          158,000        214,480         1.2
  Bank of New York Co., Inc. ................................   US              6,000        198,750         1.2
  Bank of Tokyo - Mitsubishi ................................   JPN             8,750        178,493         1.0
  Bangkok Bank Co., Ltd. - Foreign ..........................   THAI           14,300        152,593         0.9
  Bank of Ireland ...........................................   IRE            18,000        147,901         0.9
  Security Bank Corp.-/- ....................................   PHIL           70,000        130,716         0.8
  Thai Farmers Bank Ltd. - Foreign ..........................   THAI           14,100        107,866         0.6

    The accompanying notes are an integral part of the financial statements.

                                       F5

                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Banks-Money Center (Continued)
  Commercial Bank of Korea ..................................   KOR             9,900   $     85,303         0.5
                                                                                        ------------
                                                                                           2,977,573
                                                                                        ------------
Consumer Finance (9.6%)
  First Chicago NBD Corp. ...................................   US              9,000        459,000         2.5
  Green Tree Financial Corp. ................................   US              6,600        261,525         1.5
  Promise Co., Ltd. .........................................   JPN             5,000        233,448         1.4
  Dean Witter, Discover & Co. ...............................   US              3,600        211,950         1.2
  Nichiei Co., Ltd. .........................................   JPN             3,000        199,947         1.2
  Acom Co., Ltd. ............................................   JPN             4,000        153,697         0.9
  First Financial Caribbean Corp. ...........................   US              5,100        131,325         0.8
  Metris Cos., Inc.-/- ......................................   US                500         11,875         0.1
                                                                                        ------------
                                                                                           1,662,767
                                                                                        ------------
Securities Broker (7.0%)
  Peregrine Investment Holdings Ltd. ........................   HK            245,000        394,512         2.3
  Hambrecht & Quist Group-/- ................................   US              8,500        168,938         1.0
  Nomura Securities Co., Ltd. ...............................   JPN            10,000        165,304         1.0
  Daiwa Securities Co., Ltd. ................................   JPN            14,000        151,411         0.9
  Nikko Securities Co., Ltd. ................................   JPN            15,000        143,762         0.8
  Yamaichi Securities Co., Ltd. .............................   JPN            22,000        122,641         0.7
  Dongwon Securities Co. ....................................   KOR             3,500         54,794         0.3
                                                                                        ------------
                                                                                           1,201,362
                                                                                        ------------
Other Financial (6.3%)
  Banco LatinoAmericano de Exportaciones S.A. (Bladex)
   "E"{\/} ..................................................   PAN             7,200        376,200         2.1
  Shohkoh Fund ..............................................   JPN             1,200        252,176         1.5
  Investors Financial Services Corp. ........................   US              7,000        181,125         1.1
  Transaction Network Service-/- ............................   US             11,050        150,556         0.9
  JACCS Co., Ltd. ...........................................   JPN            16,000        127,178         0.7
                                                                                        ------------
                                                                                           1,087,235
                                                                                        ------------
Investment Management (5.8%)
  Invesco PLC: ..............................................   UK                 --             --         2.5
    ADR{\/} .................................................   --              9,000        336,375          --
    Common ..................................................   --             23,300         88,143          --
  Alliance Capital Management L.P. ..........................   US             14,200        395,825         2.3
  Franklin Resources, Inc. ..................................   US              2,500        176,250         1.0
                                                                                        ------------
                                                                                             996,593
                                                                                        ------------
Real Estate (2.4%)
  Alexander Haagen Properties, Inc. .........................   US             15,400        227,150         1.4
  Beacon Properties Corp. ...................................   US              5,500        161,563         0.9
  Tornet Fastighets AB-/- ...................................   SWDN            1,700         21,621         0.1
                                                                                        ------------
                                                                                             410,334
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F6

                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Insurance - Multi-Line (2.2%)
  Corporacion Mapfre ........................................   SPN             4,000   $    197,601         1.1
  Axa Group .................................................   FR              2,940        183,689         1.1
                                                                                        ------------
                                                                                             381,290
                                                                                        ------------
Telecom - Other (1.5%)
  Gilat Satellite Networks Ltd.-/- {\/} .....................   ISRL            9,000        175,500         1.0
  Olivetti Group-/- .........................................   ITLY          303,000         87,956         0.5
                                                                                        ------------
                                                                                             263,456
                                                                                        ------------
Cable Television (1.0%)
  Matav-Cable Systems Media Ltd. - ADR-/- {\/} ..............   ISRL           11,000        166,375         1.0
                                                                                        ------------
Conglomerate (0.5%)
  First National Bank Holdings Ltd.-/- ......................   SAFR           14,000         76,882         0.5
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $14,352,751) .................                             15,742,579        91.2
                                                                                        ------------       -----

                                                                            NO. OF                       % OF NET
RIGHTS                                                         COUNTRY      RIGHTS                        ASSETS
-------------------------------------------------------------  --------   -----------                  -------------
  Security Bank Corp. Rights, expire 12/19/96 (cost
   $28,521)-/- ..............................................   PHIL           28,000         25,610         0.2
                                                                                        ------------       -----
    BANKS-MONEY CENTER

                                                                            NO. OF                       % OF NET
WARRANTS                                                       COUNTRY     WARRANTS                       ASSETS
-------------------------------------------------------------  --------   -----------                  -------------
  Peregrine Investment Holdings Ltd. Warrants, expire 5/15/98
   (cost $0)-/- .............................................   HK             24,500          4,595          --
                                                                                        ------------       -----
    SECURITIES BROKER

                                                                                                         % OF NET
REPURCHASE AGREEMENT                                                                                      ASSETS
-------------------------------------------------------------                                          -------------
  Dated October 31, 1996, with State Street Bank & Trust Co., due November 1, 1996, for an effective yield of 5.55%,
   collateralized by $510,000 U.S. Treasury Bonds, 7.125% due
   2/15/23 (market value of collateral is $538,660, including
   accrued interest). (cost $523,081) .......................                                523,081         3.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $14,904,353) * ......................                             16,295,865        94.4
Other Assets and Liabilities ................................                                963,793         5.6
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 17,259,658       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
       {/\}  Security denominated in Great Britain Pounds.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
          * For Federal income tax purposes, cost is $15,004,209 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   1,748,260
                 Unrealized depreciation:              (456,604)
                                                  -------------
                 Net unrealized appreciation:     $   1,291,656
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                       F7

                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1996, was concentrated in the following countries:

                                                PERCENTAGE OF NET ASSETS {D}
                                        --------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   ------
Australia (AUSL/AUD) .................    0.7                                    0.7
Canada (CAN/CAD) .....................    4.2                                    4.2
Chile (CHLE/CLP) .....................    1.4                                    1.4
Croatia (CRT/HRK) ....................    2.3                                    2.3
Denmark (DEN/DKK) ....................    6.4                                    6.4
France (FR/FRF) ......................    1.1                                    1.1
Hong Kong (HK/HKD) ...................    3.8                                    3.8
Indonesia (INDO/IDR) .................    0.8                                    0.8
Ireland (IRE/IEP) ....................    3.7                                    3.7
Israel (ISRL/ILS) ....................    3.2                                    3.2
Italy (ITLY/ITL) .....................    0.5                                    0.5
Japan (JPN/JPY) ......................   10.1                                   10.1
Korea (KOR/KRW) ......................    0.8                                    0.8
Mexico (MEX/MXN) .....................    0.7                                    0.7
Norway (NOR/NOK) .....................    1.1                                    1.1
Panama (PAN/PND) .....................    2.1                                    2.1
Philippines (PHIL/PHP) ...............    0.8         0.2                        1.0
South Africa (SAFR/ZAR) ..............    1.0                                    1.0
Spain (SPN/ESP) ......................    1.1                                    1.1
Sweden (SWDN/SEK) ....................    3.2                                    3.2
Thailand (THAI/THB) ..................    1.5                                    1.5
United Kingdom (UK/GBP) ..............    3.7                                    3.7
United States (US/USD) ...............   35.2                        8.6        43.8
Uruguay (URGY/UYP) ...................    1.8                                    1.8
                                        ------      -----          -----      ------
Total  ...............................   91.2         0.2            8.6       100.0
                                        ------      -----          -----      ------
                                        ------      -----          -----      ------

--------------

{d}  Percentages indicated are based on net assets of $17,259,658.

    The accompanying notes are an integral part of the financial statements.

                                       F8

                           GT GLOBAL HEALTH CARE FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Biotechnology (30.7%)
  Amgen, Inc.-/- ............................................   US            503,700   $ 30,883,100         5.0
  Protein Design Labs, Inc.{::} -/- .........................   US          1,191,400     28,295,750         4.9
  Biogen, Inc.-/- ...........................................   US            345,100     25,709,950         4.5
  Biochem Pharma, Inc.{\/} -/- ..............................   CAN           531,800     22,667,975         3.9
  Agouron Pharmaceuticals, Inc.-/- ..........................   US            339,300     19,424,925         3.4
  Genetics Institute, Inc.-/- ...............................   US            278,500     18,241,750         3.2
  Centocor, Inc.-/- .........................................   US            446,200     13,107,125         2.3
  SangStat Medical Corp.-/- .................................   US            210,000      5,512,500         1.0
  Guilford Pharmaceuticals, Inc.-/- .........................   US            133,100      3,826,625         0.7
  COR Therapeutics, Inc.-/- .................................   US            302,300      2,720,700         0.5
  Myriad Genetics, Inc.-/- ..................................   US             91,600      2,267,100         0.4
  Lumisys, Inc.-/- ..........................................   US            132,000      1,270,500         0.2
  Alpha-Beta Technology, Inc.-/- ............................   US            100,000      1,037,500         0.2
  Genelabs Technologies, Inc.-/- ............................   US            206,800        840,125         0.2
  Genzyme Transgenics Corp. .................................   US             54,600        348,075         0.1
  Somatix Therapy Corp.-/- ..................................   US            100,000        331,250         0.1
  Targeted Genetics Corp.-/- ................................   US             60,000        262,500         0.1
  NABI, Inc.-/- .............................................   US             26,000        240,500          --
  Enzon, Inc. Preferred-/- ..................................   US             16,000         90,800          --
                                                                                        ------------
                                                                                         177,078,750
                                                                                        ------------
Pharmaceuticals (25.4%)
  Astra AB "B" Free .........................................   SWDN          572,000     26,136,623         4.5
  Pfizer, Inc. ..............................................   US            210,000     17,377,500         3.0
  TheraTech, Inc.{::} -/- ...................................   US          1,467,000     16,228,688         2.8
  Merck & Co., Inc. .........................................   US            180,000     13,342,500         2.3
  Sandoz AG - Registered ....................................   SWTZ           10,000     11,575,028         2.0
  Ciba-Geigy AG - Registered-/- .............................   SWTZ            8,500     10,485,264         1.8
  Watson Pharmaceuticals, Inc.-/- ...........................   US            280,700      9,368,363         1.6
  Zeneca Group PLC ..........................................   UK            322,600      8,786,730         1.5
  R.P. Scherer Corp.-/- .....................................   US            182,000      8,440,250         1.5
  Altana AG .................................................   GER             9,520      7,611,471         1.3
  Spiros Development Corp.(.) -/- ...........................   US            100,000      5,700,723         1.0
  Sonus Pharmaceuticals, Inc.-/- ............................   US            134,500      3,076,688         0.5
  Pliva D.D. - Reg. S GDR-/- {c} {\/} .......................   CRT            44,700      2,201,475         0.4
  SEQUUS Pharmaceuticals, Inc. ..............................   US            127,600      1,794,375         0.3
  Catalytica, Inc.-/- .......................................   US            398,600      1,544,575         0.3
  Penederm, Inc.-/- .........................................   US            137,500      1,203,125         0.2
  Therapeutic Discovery Corp. "A" ...........................   US            100,000      1,037,500         0.2
  Anesta Corp.-/- ...........................................   US             22,500        309,375         0.1
  Interneuron Pharmaceuticals ...............................   US             10,000        247,500         0.1
                                                                                        ------------
                                                                                         146,467,753
                                                                                        ------------
Medical Technology & Supplies (22.3%)
  Visx, Inc.{::} -/- ........................................   US            939,400     23,719,850         4.1
  Circon Corp.{::} -/- ......................................   US            875,400     14,444,100         2.5

    The accompanying notes are an integral part of the financial statements.

                                       F9

                           GT GLOBAL HEALTH CARE FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Medical Technology & Supplies (Continued)
  Sunrise Medical, Inc.-/- ..................................   US            783,700   $ 11,657,538         2.0
  Baxter International, Inc. ................................   US            270,000     11,238,750         2.0
  Conmed Corp. ..............................................   US            625,000     10,781,250         1.9
  Vital Signs, Inc.-/- ......................................   US            335,400      7,127,250         1.2
  AVECOR Cardiovascular, Inc.{::} ...........................   US            550,800      6,747,300         1.2
  Mentor Corp.-/- ...........................................   US            288,100      6,374,213         1.1
  Advanced Technology Laboratories, Inc.-/- .................   US            193,700      5,907,850         1.0
  Neoprobe Corp.-/- .........................................   US            357,200      5,134,750         0.9
  Angeion Corp.-/- ..........................................   US            650,000      2,762,500         0.5
  Utah Medical Products, Inc.-/- ............................   US            202,800      2,585,700         0.5
  TECNOL Medical Products, Inc.-/- ..........................   US            200,000      2,550,000         0.4
  Life Medical Sciences, Inc.{::} -/- .......................   US            450,000      2,418,750         0.4
  INAMED Corp.-/- ...........................................   US            256,900      2,312,100         0.4
  Research Medical, Inc.-/- .................................   US            114,700      2,222,313         0.4
  Lifecore Biomedical, Inc.-/- ..............................   US            113,900      1,922,063         0.3
  General Surgical Innovations, Inc.-/- .....................   US            250,900      1,819,025         0.3
  NeoPath, Inc.-/- ..........................................   US             75,000      1,223,438         0.2
  Eclipse Surgical Technologies, Inc.-/- ....................   US            116,500      1,121,313         0.2
  Becton, Dickinson & Co. ...................................   US             22,800        991,800         0.2
  Conceptus, Inc.-/- ........................................   US             75,000        900,000         0.2
  KeraVision, Inc.-/- .......................................   US             47,500        736,250         0.1
  Endovascular Technologies, Inc.-/- ........................   US             60,000        630,000         0.1
  Pharmacopeia, Inc.-/- .....................................   US             17,500        332,500         0.1
  Endosonics Corp.-/- .......................................   US             25,000        315,625         0.1
  Versa Technologies, Inc. ..................................   US             11,200        154,000          --
  Innerdyne, Inc.-/- ........................................   US             40,000        122,500          --
  Calypte Biomedical Corp.-/- ...............................   US             19,000         97,375          --
  Optical Sensors, Inc.-/- ..................................   US             10,000         87,500          --
  Molecular Dynamics, Inc.-/- ...............................   US             10,000         75,000          --
  Quidel Corp.-/- ...........................................   US             10,000         36,875          --
                                                                                        ------------
                                                                                         128,549,478
                                                                                        ------------
Health Care Services (8.2%)
  Quorum Health Group, Inc.-/- ..............................   US            360,000      9,720,000         1.7
  Health Management Associates, Inc. "A"-/- .................   US            350,000      7,700,000         1.3
  Tenet Healthcare Corp.-/- .................................   US            315,300      6,581,888         1.1
  Parkway Holdings Ltd. .....................................   SING        1,670,000      6,225,591         1.1
  Cohr, Inc.-/- .............................................   US            206,300      5,054,350         0.9
  AmeriSource Health Corp. "A"-/- ...........................   US            101,500      4,301,063         0.8
  Pacificare Health Systems, Inc. "A"-/- ....................   US             55,200      3,712,200         0.6
  Grupo Casa Autrey, S.A. de C.V. - ADR{\/} .................   MEX           135,100      2,550,013         0.4
  Allegiance Corp.-/- .......................................   US             54,000      1,012,500         0.2
  Unison Healthcare Corp.-/- ................................   US             50,000        412,500         0.1
                                                                                        ------------
                                                                                          47,270,105
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $437,287,782) ................                            499,366,086        86.6
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F10

                           GT GLOBAL HEALTH CARE FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  ATS Medical Inc. Warrants, expire 3/2/97-/- ...............   US            125,000   $     50,781          --
    MEDICAL TECHNOLOGY & SUPPLIES
  ALZA Corp. Warrants, expire 12/31/96-/- ...................   US            100,000         12,500          --
    PHARMACEUTICALS
                                                                                        ------------       -----

TOTAL WARRANTS (cost $0) ....................................                                 63,281          --
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated October 31, 1996, with State Street Bank & Trust Co., due November 1, 1996, for an effective yield of 5.55%,
   collateralized by 63,055,000 U.S. Treasury Bonds, 7.125%
   due 2/15/23 (market value of collateral is $66,598,433,
   including accrued interest). (cost $65,289,064) ..........                             65,289,064        11.3
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $502,576,846) * .....................                            564,718,431        97.9
Other Assets and Liabilities ................................                             11,915,807         2.1
                                                                                        ------------       -----

NET ASSETS ..................................................                           $576,634,238       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {::}  See Note 6 of Notes to Financial Statements.
       {\/}  U.S. currency denominated.
        {c}  Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
        (.)  Restricted securities. At October 31, 1996, the Fund owned the following restricted security constituting 1.0% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on the restricted security is as follows:

                                                                                             VALUE
                                                       ACQUISITION           ACQUISITION   PER SHARE
             DESCRIPTION                                  DATE      SHARES      COST       (NOTE 1)
             ----------------------------------------  -----------  -------  -----------   ---------
             Spiros Development Corp.................    1/3/96     100,000  $ 3,000,000    $57.01

          * For Federal income tax purposes, cost is $503,725,361 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  68,928,144
                 Unrealized depreciation:            (7,935,074)
                                                  -------------
                 Net unrealized appreciation:     $  60,993,070
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F11

                           GT GLOBAL HEALTH CARE FUND

                                October 31, 1996

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1996, was concentrated in the following countries:

                                        PERCENTAGE OF NET ASSETS {D}
                                        -----------------------------
                                                   SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)     EQUITY    & OTHER    TOTAL
--------------------------------------  --------   -------   --------
Canada (CAN/CAD) .....................     3.9                    3.9
Croatia (CRT/HRK) ....................     0.4                    0.4
Germany (GER/DEM) ....................     1.3                    1.3
Mexico (MEX/MXN) .....................     0.4                    0.4
Singapore (SING/SGD) .................     1.1                    1.1
Sweden (SWDN/SEK) ....................     4.5                    4.5
Switzerland (SWTZ/CHF) ...............     3.8                    3.8
United Kingdom (UK/GBP) ..............     1.5                    1.5
United States (US/USD) ...............    69.7      13.4         83.1
                                        --------   -------   --------
Total  ...............................    86.6      13.4        100.0
                                        --------   -------   --------
                                        --------   -------   --------

--------------

{d}  Percentages indicated are based on net assets of $576,634,238.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1996

                                             MARKET
                                             VALUE
                                             (U.S.       CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO SELL:                          DOLLARS)       PRICE       DATE     APPRECIATION
----------------------------------------  ------------  -----------  --------  --------------
Swiss Francs............................   11,944,396       1.23274  12/19/96    $ 223,620
Swiss Francs............................    4,777,759       1.23335  12/19/96       87,040
                                          ------------                         --------------
  Total Contracts to Sell (Receivable
   amount $17,032,815)..................   16,722,155                              310,660
                                          ------------                         --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 2.90%.
  Total Open Forward Foreign Currency Contracts..............................    $ 310,660
                                                                               --------------
                                                                               --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F12

                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (30.8%)
  Edison S.p.A. .............................................   ITLY          450,000   $  2,682,589         2.9
    ELECTRICAL & GAS UTILITIES
  Compania Boliviana de Energia Electrica{\/} ...............   BOL            62,300      2,632,175         2.9
    ELECTRICAL & GAS UTILITIES
  Companhia Energetica de Minas Gerais (Cemig) - ADR{\/} ....   BRZL           81,174      2,536,688         2.8
    ELECTRICAL & GAS UTILITIES
  Enron Global Power & Pipelines L.L.C. .....................   US             90,000      2,531,250         2.7
    ELECTRICAL & GAS UTILITIES
  IES Industries, Inc. ......................................   US             81,000      2,490,750         2.7
    ELECTRICAL & GAS UTILITIES
  Empresa Nacional de Electridad S.A. - ADR{\/} .............   SPN            40,000      2,460,000         2.7
    ELECTRICAL & GAS UTILITIES
  EVN Energie-Versorgung Niederoesterreich AG ...............   ASTRI          16,800      2,279,651         2.5
    ELECTRICAL & GAS UTILITIES
  Hub Power Co.-/- ..........................................   PAK         2,400,000      2,053,897         2.2
    ELECTRICAL & GAS UTILITIES
  BSES Ltd. .................................................   IND                --             --         2.1
    ELECTRICAL & GAS UTILITIES
    GDR-/- {\/} .............................................   --             80,600      1,491,100          --
    Reg. S GDR-/- {\/} ......................................   --             24,400        451,400          --
  Capex S.A. ................................................   ARG           260,000      1,885,377         2.0
    ELECTRICAL & GAS UTILITIES
  Korea Electric Power Corp.: ...............................   KOR                --             --         1.7
    ELECTRICAL & GAS UTILITIES
    Common ..................................................   --             31,000        914,199          --
    ADR{\/} .................................................   --             38,000        684,000          --
  MetroGas S.A. - ADR{\/} ...................................   ARG           100,000        925,000         1.0
    ELECTRICAL & GAS UTILITIES
  AES China Generating Co., Ltd. "A"-/- .....................   US             54,100        723,588         0.8
    ELECTRICAL & GAS UTILITIES
  Hafslund ASA "A" ..........................................   NOR            80,800        633,467         0.7
    ELECTRICAL & GAS UTILITIES
  Edelnor S.A. "B" ..........................................   PERU          490,200        532,000         0.6
    ELECTRICAL & GAS UTILITIES
  Metzler Group, Inc.-/- ....................................   US             21,400        498,888         0.5
    ENERGY EQUIPMENT & SERVICES
                                                                                        ------------
                                                                                          28,406,019
                                                                                        ------------
Services (27.2%)
  Mannesmann AG .............................................   GER             7,500      2,913,969         3.2
    WIRELESS COMMUNICATIONS
  Tranz Rail Holdings Ltd. - ADR-/- {\/} ....................   NZ            147,200      2,410,400         2.6
    TRANSPORTATION - ROAD & RAIL
  DDI Corp. .................................................   JPN               295      2,217,753         2.4
    WIRELESS COMMUNICATIONS
  Telefonica de Espana - ADR{\/} ............................   SPN            34,000      2,048,500         2.2
    TELEPHONE NETWORKS
  SPT Telecom-/- ............................................   CZCH           19,000      2,034,175         2.2
    TELEPHONE NETWORKS
  Hellenic Telecommunications - 144A{.} .....................   GREC          110,000      1,944,713         2.1
    TELEPHONE NETWORKS

    The accompanying notes are an integral part of the financial statements.

                                      F13

                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Philippine Long Distance Telephone Co. - ADR{\/} ..........   PHIL           30,000   $  1,796,250         1.9
    TELEPHONE NETWORKS
  ABC Rail Products Corp.-/- ................................   US            115,100      1,740,888         1.9
    TRANSPORTATION - ROAD & RAIL
  Canadian National Railway Co.{\/} .........................   CAN            60,900      1,674,750         1.8
    TRANSPORTATION - ROAD & RAIL
  Paging Network, Inc.-/- ...................................   US             97,000      1,661,125         1.8
    WIRELESS COMMUNICATIONS
  PT Indonesia Satellite (Indosat) - ADR{\/} ................   INDO           40,000      1,205,000         1.3
    TELEPHONE - LONG DISTANCE
  Portugal Telecom S.A. - ADR{\/} ...........................   PORT           43,000      1,112,625         1.2
    TELEPHONE - REGIONAL/LOCAL
  CPT Telefonica Del Peru, S.A. - ADR{\/} ...................   PERU           40,900        843,563         0.9
    TELEPHONE NETWORKS
  Centennial Cellular Corp. "A"-/- ..........................   US             50,000        643,750         0.7
    WIRELESS COMMUNICATIONS
  Pakistan Telecommunications Co., Ltd.: ....................   PAK                --             --         0.7
    TELEPHONE NETWORKS
    GDR-/- {\/} .............................................   --              4,892        366,900          --
    New Voucher-/- ..........................................   --              2,800        226,348          --
  Korea Mobile Telecom ......................................   KOR               290        298,535         0.3
    WIRELESS COMMUNICATIONS
                                                                                        ------------
                                                                                          25,139,244
                                                                                        ------------
Materials/Basic Industry (17.2%)
  La Cementos Nacional, C.A. 144A - GDR{.} -/- {\/} .........   ECDR           15,060      3,027,060         3.3
    CEMENT
  Giant Cement Holding, Inc.-/- .............................   US            179,800      2,697,000         2.9
    CEMENT
  RMI Titanium Co.-/- .......................................   US            106,600      2,571,725         2.8
    METALS - NON-FERROUS
  Northwest Pipe Co.-/- .....................................   US            127,500      2,199,375         2.4
    METALS - STEEL
  PT Bakrie and Brothers ....................................   INDO        1,170,000      1,733,668         1.9
    BUILDING MATERIALS & COMPONENTS
  Hylsamex, S.A. de C.V. 144A - ADR{.} {\/} .................   MEX            75,000      1,612,500         1.7
    METALS - STEEL
  Cimpor-Cimentos de Portugal S.A. ..........................   PORT           45,900        965,100         1.0
    CEMENT
  Siam Cement Co., Ltd. - Foreign ...........................   THAI           28,000        957,866         1.0
    CEMENT
  HI Cement Corp.-/- ........................................   PHIL          439,000        135,514         0.2
    CEMENT
                                                                                        ------------
                                                                                          15,899,808
                                                                                        ------------
Capital Goods (12.9%)
  Tadiran Telecommunications Ltd.-/- {\/} ...................   ISRL          130,000      2,990,000         3.2
    TELECOM EQUIPMENT
  ABB AB "B" ................................................   SWDN           22,000      2,456,172         2.7
    ELECTRICAL PLANT/EQUIPMENT

    The accompanying notes are an integral part of the financial statements.

                                      F14

                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Capital Goods (Continued)
  United Engineers Ltd. .....................................   MAL           270,000   $  2,137,767         2.3
    CONSTRUCTION
  Caterpillar, Inc. .........................................   US             30,000      2,058,750         2.2
    MACHINERY & ENGINEERING
  KCI Konecranes International-/- ...........................   FIN            42,660      1,148,596         1.3
    MACHINERY & ENGINEERING
  C & P Homes, Inc. .........................................   PHIL        1,497,300        684,739         0.7
    CONSTRUCTION
  Cheung Kong Infrastructure ................................   HK            264,000        491,690         0.5
    CONSTRUCTION
                                                                                        ------------
                                                                                          11,967,714
                                                                                        ------------
Technology (2.7%)
  DSP Communications, Inc. ..................................   US             65,900      2,504,200         2.7
                                                                                        ------------
    TELECOM TECHNOLOGY
Multi-Industry/Miscellaneous (1.6%)
  E.R.G. Ltd. ...............................................   AUSL        1,503,378      1,476,819         1.6
    MULTI-INDUSTRY
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $75,266,645) .................                             85,393,804        92.4
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated October 31, 1996, with State Street Bank & Trust Co., due November 1, 1996, for an effective yield of 5.55%
   collateralized by $5,685,000 U.S. Treasury Bond, 7.875%
   due 11/15/07 (market value of collateral is $6,347,502,
   including accrued interest). (cost $6,217,958) ...........                              6,217,958         6.7
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $81,484,603) * ......................                             91,611,762        99.1
Other Assets and Liabilities ................................                                806,829         0.9
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 92,418,591       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
          * For Federal income tax purposes, cost is $81,484,603 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  15,411,502
                 Unrealized depreciation:            (5,284,343)
                                                  -------------
                 Net unrealized appreciation:     $  10,127,159
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F15

                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1996, was concentrated in the following countries:

                                           PERCENTAGE OF NET ASSETS {D}
                                        -----------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER        TOTAL
--------------------------------------  ------   -------------   ----------
Argentina (ARG/ARS) ..................    3.0                           3.0
Australia (AUSL/AUD) .................    1.6                           1.6
Austria (ASTRI/ATS) ..................    2.5                           2.5
Bolivia (BOL/BOL) ....................    2.9                           2.9
Brazil (BRZL/BRL) ....................    2.8                           2.8
Canada (CAN/CAD) .....................    1.8                           1.8
Czech Republic (CZCH/CSK) ............    2.2                           2.2
Ecuador (ECDR/ECS) ...................    3.3                           3.3
Finland (FIN/FIM) ....................    1.3                           1.3
Germany (GER/DEM) ....................    3.2                           3.2
Greece (GREC/GRD) ....................    2.1                           2.1
Hong Kong (HK/HKD) ...................    0.5                           0.5
India (IND/INR) ......................    2.1                           2.1
Indonesia (INDO/IDR) .................    3.2                           3.2
Israel (ISRL/ILS) ....................    3.2                           3.2
Italy (ITLY/ITL) .....................    2.9                           2.9
Japan (JPN/JPY) ......................    2.4                           2.4
Korea (KOR/KRW) ......................    2.0                           2.0
Malaysia (MAL/MYR) ...................    2.3                           2.3
Mexico (MEX/MXN) .....................    1.7                           1.7
New Zealand (NZ/NZD) .................    2.6                           2.6
Norway (NOR/NOK) .....................    0.7                           0.7
Pakistan (PAK/PKR) ...................    2.9                           2.9
Peru (PERU/PES) ......................    1.5                           1.5
Philippines (PHIL/PHP) ...............    2.8                           2.8
Portugal (PORT/PTE) ..................    2.2                           2.2
Spain (SPN/ESP) ......................    4.9                           4.9
Sweden (SWDN/SEK) ....................    2.7                           2.7
Thailand (THAI/THB) ..................    1.0                           1.0
United States (US/USD) ...............   24.1         7.6              31.7
                                        ------      -----        ----------
Total  ...............................   92.4         7.6             100.0
                                        ------      -----        ----------
                                        ------      -----        ----------

--------------

{d}  Percentages indicated are based on net assets of $92,418,591.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1996

                                           MARKET VALUE    CONTRACT   DELIVERY   UNREALIZED
CONTRACTS TO SELL:                        (U.S. DOLLARS)     PRICE      DATE    APPRECIATION
----------------------------------------  --------------   ---------  --------  ------------
Deutsche Marks..........................    1,720,879        1.46900  11/29/96    $49,033
Japanese Yen............................      339,752      106.30000  11/12/96     23,748
Japanese Yen............................      291,769      110.00000  01/07/97      6,958
                                          --------------                        ------------
  Total Contracts to Sell (Receivable
   amount $2,432,139)...................    2,352,400                              79,739
                                          --------------                        ------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 2.55%.
  Total Open Forward Foreign Currency
   Contracts............................                                          $79,739
                                                                                ------------
                                                                                ------------

--------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F16

                GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy Equipment & Services (26.8%)
  Veritas DGC, Inc. .........................................   US                 --             --         5.6
    Common-/- ...............................................   --            158,200   $  3,243,100          --
    Common-/- {/\} ..........................................   --            157,200      3,048,557          --
  Rowan Cos., Inc.-/- .......................................   US            165,900      3,712,013         3.3
  Energy Ventures, Inc.-/- ..................................   US             81,300      3,577,200         3.2
  Western Atlas, Inc.-/- ....................................   US             49,900      3,461,813         3.1
  Global Marine, Inc.-/- ....................................   US            179,900      3,305,663         3.0
  Seacor Holdings, Inc.-/- ..................................   US             59,100      3,191,400         2.8
  Input/Output, Inc.-/- .....................................   US             84,700      2,519,825         2.3
  Tuboscope Vetco International Corp.-/- ....................   US            119,100      1,816,275         1.6
  Reading & Bates Corp.-/- ..................................   US             43,000      1,236,250         1.1
  Weatherford Enterra, Inc.-/- ..............................   US             32,300        936,700         0.8
                                                                                        ------------
                                                                                          30,048,796
                                                                                        ------------
Oil (25.8%)
  Ente Nazionale Idrocarburi (ENI) S.p.A. - ADR{\/} .........   ITLY          147,700      7,015,750         6.3
  Benton Oil & Gas Co.-/- ...................................   US            149,800      3,670,100         3.3
  Abacan Resource Corp.-/- ..................................   CAN           475,900      3,602,883         3.2
  Cooper Cameron Corp.-/- ...................................   US             53,200      3,398,150         3.0
  Rutherford-Moran Oil Corp.-/- .............................   US             91,600      2,725,100         2.4
  BJ Services Co.-/- ........................................   US             47,000      2,109,125         1.9
  Petroleum Securities Australia Ltd. .......................   AUSL               --             --         1.5
    Common-/- ...............................................   --            248,137      1,014,329          --
    ADR-/- {\/} .............................................   --             32,000        652,000          --
  Basic Petroleum International Ltd.-/- .....................   US             52,800      1,610,400         1.4
  Canadian 88 Energy Corp.-/- ...............................   CAN           346,200      1,471,873         1.3
  HarCor Energy, Inc.-/- ....................................   US            239,900      1,229,488         1.1
  Petroleo Brasileiro S.A. (Petrobras) Preferred-/- .........   BRZL        3,750,000        485,496         0.4
                                                                                        ------------
                                                                                          28,984,694
                                                                                        ------------
Gold (12.4%)
  Bre-X Minerals Ltd.-/- ....................................   CAN           191,700      3,202,864         2.9
  Greenstone Resources Ltd.-/- ..............................   CAN           219,400      2,781,980         2.5
  Meridian Gold, Inc.-/- ....................................   CAN           564,000      2,439,919         2.2
  Getchell Gold Corp.-/- ....................................   US             45,800      2,038,100         1.8
  Oryx Gold Holdings Ltd.-/- ................................   SAFR          824,300      1,300,879         1.2
  Asquith Resources, Inc.-/- ................................   CAN           487,400        908,854         0.8
  HJ Joel Mining Co., Ltd.-/- ...............................   SAFR          549,900        603,964         0.5
  Arian Resources Corp.-/-{\/} ..............................   CAN           200,000        290,000         0.3
  Arizona Star Resource Corp.-/- ............................   CAN            16,200         97,270         0.1
  Bema Gold Corp.-/- ........................................   CAN            10,900         65,447         0.1
  Bro-X Minerals Ltd.-/- ....................................   CAN            19,070         55,473          --
                                                                                        ------------
                                                                                          13,784,750
                                                                                        ------------
Gas Production & Distribution (11.8%)
  Atwood Oceanics, Inc.-/- ..................................   US             63,000      3,496,500         3.1
  Triton Energy Ltd.-/- .....................................   US             71,400      3,186,225         2.9

    The accompanying notes are an integral part of the financial statements.

                                      F17

                GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Gas Production & Distribution (Continued)
  Chesapeake Energy Corp.-/- ................................   US             54,600   $  3,180,450         2.8
  Enterprise Oil PLC ........................................   UK            247,700      2,242,842         2.0
  Falcon Drilling Co., Inc.-/- ..............................   US             33,000      1,167,375         1.0
                                                                                        ------------
                                                                                          13,273,392
                                                                                        ------------
Chemicals (4.7%)
  Monsanto Co. ..............................................   US             77,300      3,063,013         2.7
  Cytec Industries, Inc.-/- .................................   US             61,800      2,209,350         2.0
                                                                                        ------------
                                                                                           5,272,363
                                                                                        ------------
Metals - Steel (4.7%)
  UCAR International, Inc.-/- ...............................   US             70,900      2,773,963         2.5
  SGL Carbon AG .............................................   GER            22,100      2,489,791         2.2
                                                                                        ------------
                                                                                           5,263,754
                                                                                        ------------
Metals - Non-Ferrous (2.5%)
  PT Tambang Timah: .........................................   INDO               --             --         1.6
    144A GDR{.} {\/} ........................................   --             97,200      1,484,730          --
    Reg. S GDR{c} {\/} ......................................   --             20,000        305,500          --
  International Curator Resources Ltd.-/- ...................   CAN           100,000        950,996         0.9
                                                                                        ------------
                                                                                           2,741,226
                                                                                        ------------
Energy Sources (1.9%)
  Transocean Offshore, Inc.-/- ..............................   US             33,300      2,106,225         1.9
                                                                                        ------------
Misc. Materials & Commodities (1.6%)
  Aber Resources Ltd.-/- ....................................   CAN            88,200      1,374,938         1.2
  Yamana Resources, Inc.-/-{\/} .............................   US            162,400        442,127         0.4
                                                                                        ------------
                                                                                           1,817,065
                                                                                        ------------
Transportation - Shipping (1.1%)
  Trico Marine Services, Inc.-/- ............................   US             36,200      1,276,050         1.1
                                                                                        ------------
Miscellaneous (1.1%)
  Orogen Minerals Ltd. - 144A ADR{.} -/- {\/} ...............   AUSL           82,000      1,230,000         1.1
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $90,052,470) .................                            105,798,315        94.4
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Yamana Resources, Inc. Warrants, expire 12/31/98-/- .......   US             81,200         85,393         0.1
    MISC. MATERIALS & COMMODITIES
  Arian Resources Corp. Warrants, expire 3/29/97-/- {\/} ....   CAN           100,000             --          --
    GOLD
                                                                                        ------------       -----

TOTAL WARRANTS (cost $65,108) ...............................                                 85,393         0.1
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F18

                GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated October 31, 1996, with State Street Bank & Trust Co., due November 1, 1996, for an effective yield of 5.55%,
   collateralized by $5,390,000 U.S. Treasury Bonds, 7.125%
   due 2/15/23 (market value of collateral is $5,692,896,
   including accrued interest). (cost $5,576,860) ...........                           $  5,576,860         5.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $95,694,438) * ......................                            111,460,568        99.5
Other Assets and Liabilities ................................                                518,655         0.5
                                                                                        ------------       -----

NET ASSETS ..................................................                           $111,979,223       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {/\}  Security is denominated in Canadian Dollars.
        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
          * For Federal income tax purposes, cost is $96,324,663 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  16,474,023
                 Unrealized depreciation:            (1,338,118)
                                                  -------------
                 Net unrealized appreciation:     $  15,135,905
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1996, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY(COUNTRY CODE/CURRENCY CODE)     EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Australia (AUSL/AUD) .................    2.6                                   2.6
Brazil (BRZL/BRL) ....................    0.4                                   0.4
Canada (CAN/CAD) .....................   15.5                                  15.5
Germany (GER/DEM) ....................    2.2                                   2.2
Indonesia (INDO/IDR) .................    1.6                                   1.6
Italy (ITLY/ITL) .....................    6.3                                   6.3
South Africa (SAFR/ZAR) ..............    1.7                                   1.7
United Kingdom (UK/GBP) ..............    2.0                                   2.0
United States (US/USD) ...............   62.1         0.1            5.5       67.7
                                        ------      -----          -----      -----
Total  ...............................   94.4         0.1            5.5      100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $111,979,223.

    The accompanying notes are an integral part of the financial statements.

                                      F19

                GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1996

                                             MARKET
                                             VALUE
                                             (U.S.       CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO SELL:                          DOLLARS)       PRICE       DATE     APPRECIATION
----------------------------------------  ------------  -----------  --------  --------------
Deutsche Marks..........................      529,501       1.46900  11/29/96    $  15,087
                                          ------------                         --------------
  Total Contracts to Sell (Receivable
   amount $544,588).....................      529,501                               15,087
                                          ------------                         --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 0.47%.
  Total Open Forward Foreign Currency
   Contracts............................                                         $  15,087
                                                                               --------------
                                                                               --------------

--------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F20

                       GT GLOBAL TELECOMMUNICATIONS FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Telecom Equipment (25.4%)
  L.M. Ericsson Telephone Co.: ............................   SWDN               --               --         4.0
    ADR ...................................................   --          2,327,300   $   64,291,657          --
    "B" Free ..............................................   --            871,200       23,619,465          --
  Newbridge Networks Corp.-/- {\/} ........................   CAN         2,664,800       84,274,300         3.8
  Nokia AB "A" ............................................   FIN         1,524,160       70,469,527         3.2
  ECI Telecommunications Ltd.{\/} .........................   ISRL        2,879,500       57,590,000         2.6
  Andrew Corp.-/- .........................................   US            647,350       31,558,313         1.4
  ICG Communications, Inc.-/- .............................   US          1,254,600       23,523,750         1.1
  ANTEC Corp.{::} -/- .....................................   US          2,162,300       23,109,581         1.0
  Mitel Corp.-/- {\/} .....................................   CAN         2,798,100       18,887,175         0.9
  Geotek Communications, Inc.-/- ..........................   US          2,471,100       18,224,363         0.8
  EchoStar Communications Corp. "A"-/- ....................   US            609,200       17,971,400         0.8
  DSC Communications Corp.-/- .............................   US          1,220,100       16,928,888         0.8
  Tekelec{::} -/- .........................................   US          1,084,100       15,990,475         0.7
  General Instrument Corp.-/- .............................   US            750,000       15,093,750         0.7
  Tadiran Ltd. - ADR{\/} ..................................   ISRL          435,600       11,434,500         0.5
  Octel Communications Corp.-/- ...........................   US            704,600       11,185,525         0.5
  Champion Technology Holding Ltd. ........................   HK         73,439,163        9,688,419         0.4
  Gandalf Technologies, Inc.{::} -/- {\/} .................   CAN         2,800,000        9,625,000         0.4
  BroadBand Technologies, Inc.-/- .........................   US            492,300        8,799,863         0.4
  Spectrian Corp.{::} -/- .................................   US            792,500        7,925,000         0.4
  Scientific-Atlanta, Inc. ................................   US            537,700        7,796,650         0.4
  Allen Group, Inc.-/- ....................................   US            300,000        4,762,500         0.2
  Motorola, Inc. ..........................................   US            100,000        4,600,000         0.2
  Netas Telekomunik .......................................   TRKY       17,820,000        4,306,361         0.2
                                                                                      --------------
                                                                                         561,656,462
                                                                                      --------------
Wireless Communications (20.7%)
  DDI Corp. ...............................................   JPN            13,320      100,137,167         4.5
  Mannesmann AG ...........................................   GER           160,900       62,514,339         2.8
  Millicom International Cellular S.A.-/- {\/} ............   LUX         1,057,000       42,015,750         1.9
  Korea Mobile Telecommunications: ........................   KOR                --               --         1.4
    Common ................................................   --             16,940       17,438,538          --
    ADR{\/} ...............................................   --            990,000       12,375,000          --
  Advanced Info. Service - Foreign ........................   THAI        1,993,150       27,054,920         1.2
  Nextel Communications, Inc. "A"-/- ......................   US          1,585,700       25,371,200         1.1
  Shinawatra Computer Co., Ltd. - Foreign .................   THAI        1,399,100       22,613,935         1.0
  Vodafone Group PLC ......................................   UK          5,795,000       22,393,630         1.0
  Telecom Italia Mobile S.p.A. - Di Risp ..................   ITLY       14,630,000       16,780,821         0.7
  United Communication Industry - Foreign .................   THAI        1,967,800       16,366,167         0.7
  Telephone and Data Systems, Inc. ........................   US            408,500       14,297,500         0.7
  Grupo Iusacell S.A. - "L" ADR-/- {\/} ...................   MEX         1,672,100       12,749,763         0.6
  Clearnet Communications, Inc. "A"-/- {\/} ...............   CAN           797,000       11,755,750         0.5
  International Engineering PLC - Foreign{::} .............   THAI        3,057,700       11,036,030         0.5
  Tele 2000 S.A.{::} -/- ..................................   PERU        7,043,222       10,919,724         0.5
  Olivetti Group-/- .......................................   ITLY       30,086,997        8,733,725         0.4
  WinStar Communications, Inc.-/- .........................   US            405,700        8,519,700         0.4

    The accompanying notes are an integral part of the financial statements.

                                      F21

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Wireless Communications (Continued)
  Western Wireless Corp. "A"-/- ...........................   US            479,000   $    7,903,500         0.4
  Intercel, Inc.-/- .......................................   US            365,000        6,113,750         0.3
  American Portable Telecom, Inc.-/- ......................   US            230,000        1,753,750         0.1
                                                                                      --------------
                                                                                         458,844,659
                                                                                      --------------
Telephone Networks (15.6%)
  SPT Telecom-/- ..........................................   CZCH          445,090       47,652,155         2.1
  Stet Societa' Finanziaria Telefonica S.p.A. - Di Risp ...   ITLY       16,820,000       44,909,248         2.0
  Nippon Telegraph & Telephone Corp. ......................   JPN             6,120       42,780,269         1.9
  Telefonica de Argentina S.A. "B" - ADR{\/} ..............   ARG         1,668,000       38,781,000         1.7
  Telecomunicacoes Brasileiras S.A. (Telebras) -
   ADR{\/} ................................................   BRZL          477,800       35,596,100         1.6
  Telecom Italia S.p.A.: ..................................   ITLY               --               --         1.5
    Di Risp ...............................................   --         12,172,000       23,057,683          --
    Common ................................................   --          4,274,001        9,562,242          --
  Pakistan Telecommunications Co., Ltd. - GDR-/- {\/} .....   PAK           225,437       16,907,775         0.8
  Telecom Argentina S.A. - ADR{\/} ........................   ARG           432,200       16,315,550         0.7
  Hellenic Telecommunications - 144A{.} ...................   GREC          880,000       15,557,704         0.7
  TelecomAsia Corp. - Foreign-/- ..........................   THAI        6,622,652       12,730,873         0.6
  Atlantic Tele-Network, Inc.{::} -/- .....................   US            610,100       10,753,013         0.5
  PT Indonesia Satellite (Indosat) - ADR{\/} ..............   INDO          300,000        9,037,500         0.4
  CPT Telefonica De Peru - ADR{\/} ........................   PERU          414,000        8,538,750         0.4
  Russian Telecommunications Development Corp.: ...........   RUS                --               --         0.4
    Non-Voting(.) -/- {\/} (::) ...........................   --            453,000        4,530,000          --
    Voting(.) -/- {\/} (::) ...............................   --            331,000        3,310,000          --
  PLD Telekon, Inc.-/- {\/} ...............................   CAN           510,000        3,378,750         0.2
  Jasmine International Public Co., Ltd. - Foreign ........   THAI          560,400        1,538,956         0.1
                                                                                      --------------
                                                                                         344,937,568
                                                                                      --------------
Telephone - Regional/Local (5.9%)
  MFS Communications Co., Inc.-/- .........................   US          2,244,900      112,525,613         5.0
  Intermedia Communications of Florida, Inc.{::} -/- ......   US            593,900       19,004,800         0.9
                                                                                      --------------
                                                                                         131,530,413
                                                                                      --------------
Networking (5.5%)
  3Com Corp.-/- ...........................................   US          1,500,000      101,437,500         4.6
  Bay Networks, Inc.-/- ...................................   US          1,000,000       20,250,000         0.9
                                                                                      --------------
                                                                                         121,687,500
                                                                                      --------------
Broadcasting & Publishing (5.0%)
  Granada Group PLC .......................................   UK          1,500,000       21,562,805         1.0
  Grupo Televisa, S.A. de C.V. - GDR-/- {\/} ..............   MEX           800,000       21,000,000         1.0
  Canal Plus ..............................................   FR             84,390       20,905,536         0.9
  Sistem Televisyen Malaysia Bhd. .........................   MAL         7,436,000       16,779,572         0.8
  Time Warner, Inc. .......................................   US            283,200       10,549,200         0.5
  Home Shopping Network, Inc.-/- ..........................   US            800,600        8,106,075         0.4
  Tele-Communications Liberty Media Group, Inc. "A"-/- ....   US            231,800        5,968,850         0.3

    The accompanying notes are an integral part of the financial statements.

                                      F22

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Broadcasting & Publishing (Continued)
  International Broadcasting Corp., Ltd. - Foreign-/- .....   THAI        1,741,900   $    2,921,390         0.1
                                                                                      --------------
                                                                                         107,793,428
                                                                                      --------------
Cable Television (4.4%)
  Nynex CableComms Group: .................................   UK                 --               --         1.3
    Units-/- ..............................................   --         15,134,000       27,948,405          --
    ADR-/- {\/} ...........................................   --             98,900        1,818,833          --
  Comcast Corp. "A" .......................................   US          1,704,300       25,138,425         1.1
  International CableTel, Inc.-/- .........................   US            855,833       20,326,034         0.9
  Bell Cablemedia PLC - ADR-/- {\/} .......................   UK            963,300       15,653,625         0.7
  Comcast UK Cable Partners Ltd. "A"-/- ...................   US            415,000        5,239,375         0.2
  United International Holdings, Inc. "A"-/- ..............   US            373,000        4,569,250         0.2
                                                                                      --------------
                                                                                         100,693,947
                                                                                      --------------
Telecom Technology (3.3%)
  Kyushu-Matsushita Electric Co., Ltd. ....................   JPN         1,861,000       28,635,804         1.3
  Murata Manufacturing Co., Ltd. ..........................   JPN           881,000       28,351,886         1.3
  DSP Communications, Inc.{::} -/- ........................   US            408,200       15,511,600         0.7
                                                                                      --------------
                                                                                          72,499,290
                                                                                      --------------
Aerospace/Defense (2.1%)
  Orbital Sciences Corp.{::} -/- ..........................   US          2,163,500       45,433,500         2.1
                                                                                      --------------
Multi-Industry (1.8%)
  Grupo Carso, S.A. de C.V. "A1"-/- .......................   MEX         8,795,000       40,027,120         1.8
                                                                                      --------------
Semiconductors (1.6%)
  LSI Logic Corp.-/- ......................................   US          1,300,000       34,450,000         1.6
                                                                                      --------------
Consumer Electronics (1.4%)
  Amcol Holdings Ltd.(::) .................................   SING       10,644,000       14,209,132         0.6
  Three-Five Systems, Inc.{::} -/- ........................   US            749,000        9,268,875         0.4
  Sapura Telecommunications Bhd. ..........................   MAL         4,730,000        7,490,103         0.3
  Himachal Futuristic Communications Ltd. - 144A GDR{.} -/-
   {\/} ...................................................   IND         2,248,000        1,978,240         0.1
                                                                                      --------------
                                                                                          32,946,350
                                                                                      --------------
Telecom - Other (1.0%)
  Carso Global Telecom "A1"-/- ............................   MEX         8,975,683       21,823,668         1.0
                                                                                      --------------
Telephone - Long Distance (0.9%)
  Call-Net Enterprises, Inc.: .............................   CAN                --               --         0.9
    "B"-/- ................................................   --          1,036,700       10,825,539          --
    "A"-/- ................................................   --            519,400        5,617,439          --
    144A{.} -/- ...........................................   --            379,400        3,961,811          --
                                                                                      --------------
                                                                                          20,404,789
                                                                                      --------------

    The accompanying notes are an integral part of the financial statements.

                                      F23

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Industrial Components (0.8%)
  Oak Industries, Inc.-/- .................................   US            577,800   $   14,661,675         0.6
  PT Kabelindo Murni - Foreign{::} ........................   INDO        4,000,000        1,460,293         0.1
  PT Kabelmetal Indonesia - Local .........................   INDO        2,600,000        1,116,695         0.1
                                                                                      --------------
                                                                                          17,238,663
                                                                                      --------------
Automobiles (0.4%)
  Edaran Otomobil Nasional Bhd. ...........................   MAL           983,000        9,184,006         0.4
                                                                                      --------------
Other Financial (0.1%)
  Phatra Thanakit Co., Ltd. - Foreign .....................   THAI          619,500        2,296,695         0.1
                                                                                      --------------
Software (0.1%)
  Quarterdeck Corp.-/- ....................................   US            248,100        1,271,513         0.1
                                                                                      --------------
Retailers-Other (0.0%)
  Gran Cadena de Almacenes Colombianos S.A. ...............   COL            64,000           58,048          --
                                                                                      --------------       -----

TOTAL EQUITY INVESTMENTS (cost $2,035,304,624) ............                            2,124,777,619        96.0
                                                                                      --------------       -----

                                                                         PRINCIPAL        VALUE          % OF NET
FIXED INCOME INVESTMENTS                                     CURRENCY     AMOUNT         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Structured Notes (1.1%)
  Russia (1.1%)
    Credit Suisse Synthetic Equity Medium Term Note, 3.25%
     due 4/29/97 (This is an equity linked note. The value
     of this note is linked to the underlying value of
     Rostelecom.)-/- ......................................   USD         7,000,000       25,854,500         1.1
                                                                                      --------------
Corporate Bonds (0.1%)
  Malaysia (0.1%)
    Sapura Telecommunications Bhd., Convertible Bond, 2%
     due 12/31/00 .........................................   MYR         3,547,500        1,249,911         0.1
                                                                                      --------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $8,399,408) ..........                               27,104,411         1.2
                                                                                      --------------       -----

                                                                          NO. OF          VALUE          % OF NET
WARRANTS                                                     COUNTRY     WARRANTS        (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
  American Satellite Network Warrants, expire 1/1/99
   (cost$0)-/- (::) .......................................   US             65,825               --          --
                                                                                      --------------       -----
    WIRELESS COMMUNICATIONS

    The accompanying notes are an integral part of the financial statements.

                                      F24

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
REPURCHASE AGREEMENT                                                                     (NOTE 1)         ASSETS
-----------------------------------------------------------                           --------------   -------------
  Dated October 31, 1996, with State Street Bank & Trust
   Co., due November 1, 1996, for an effective yield of
   5.55%, collateralized by $14,665,000 U.S. Treasury
   Bonds, 7.125% due 2/15/23 (market value of collateral is
   $15,489,113, including accrued interest). (cost
   $15,183,346) ...........................................                           $   15,183,346         0.7
                                                                                      --------------       -----

TOTAL INVESTMENTS (cost $2,058,887,378) * .................                            2,167,065,376        97.9
Other Assets and Liabilities ..............................                               45,961,289         2.1
                                                                                      --------------       -----

NET ASSETS ................................................                           $2,213,026,665       100.0
                                                                                      --------------       -----
                                                                                      --------------       -----

--------------

        -/-  Non-income producing security.
       {::}  See Note 6 of Notes to Financial Statements.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
       (::) Valued in good faith at fair value using procedures approved by the board of directors (See Note 1 of Notes to Financial Statements).
        (.) Restricted securities. At October 31, 1996, the Fund owned the following restricted securities constituting 0.4% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on restricted securities are as follows:

                                                                                                       VALUE
                                                                                         ACQUISITION    PER
             DESCRIPTION                                      ACQUISITION DATE   SHARES     COST       SHARE
             -----------------------------------------------  -----------------  ------  -----------   ------
             Russian Telecommunications Development
              Corporation:
               Non-voting...................................      12/22/93       453,000 $ 4,530,000   $10.00
               Voting.......................................      12/22/93       331,000   3,310,000   10.00

          * For Federal income tax purposes, cost is $2,061,952,105 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $ 477,822,867
                 Unrealized depreciation:          (372,709,596)
                                                  -------------
                 Net unrealized appreciation:     $ 105,113,271
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F25

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1996

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1996, was concentrated in the following countries:

                                                    PERCENTAGE OF NET ASSETS {D}
                                        -----------------------------------------------------
                                                    FIXED INCOME,
                                                      RIGHTS &       SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)     EQUITY       WARRANTS         & OTHER        TOTAL
--------------------------------------  ---------   -------------   -------------   ---------
Argentina (ARG/ARS) ..................    2.4                                             2.4
Brazil (BRZL/BRL) ....................    1.6                                             1.6
Canada (CAN/CAD) .....................    6.7                                             6.7
Czech Republic (CZCH/CSK) ............    2.1                                             2.1
Finland (FIN/FIM) ....................    3.2                                             3.2
France (FR/FRF) ......................    0.9                                             0.9
Germany (GER/DEM) ....................    2.8                                             2.8
Greece (GREC/GRD) ....................    0.7                                             0.7
Hong Kong (HK/HKD) ...................    0.4                                             0.4
India (IND/INR) ......................    0.1                                             0.1
Indonesia (INDO/IDR) .................    0.6                                             0.6
Israel (ISRL/ILS) ....................    3.1                                             3.1
Italy (ITLY/ITL) .....................    4.6                                             4.6
Japan (JPN/JPY) ......................    9.0                                             9.0
Korea (KOR/KRW) ......................    1.4                                             1.4
Luxembourg (LUX/LUF) .................    1.9                                             1.9
Malaysia (MAL/MYR) ...................    1.5             0.1                             1.6
Mexico (MEX/MXN) .....................    4.4                                             4.4
Pakistan (PAK/PKR) ...................    0.8                                             0.8
Peru (PERU/PES) ......................    0.9                                             0.9
Russia (RUS/SUR) .....................    0.4             1.1                             1.5
Singapore (SING/SGD) .................    0.6                                             0.6
Sweden (SWDN/SEK) ....................    4.0                                             4.0
Thailand (THAI/THB) ..................    4.3                                             4.3
Turkey (TRKY/TRL) ....................    0.2                                             0.2
United Kingdom (UK/GBP) ..............    4.0                                             4.0
United States (US/USD) ...............   33.4                             2.8            36.2
                                        ---------       -----           -----       ---------
Total  ...............................   96.0             1.2             2.8           100.0
                                        ---------       -----           -----       ---------
                                        ---------       -----           -----       ---------

--------------

{d}  Percentages indicated are based on net assets of $2,213,026,665.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1996

                                          MARKET VALUE
                                             (U.S.       CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO BUY:                           DOLLARS)       PRICE       DATE     APPRECIATION
----------------------------------------  ------------  -----------  --------  --------------
French Francs                                1,370,120      5.14010  11/19/96    $   8,279
                                          ------------                         --------------
  Total Contracts to Buy (Payable amount
   $1,361,841)..........................     1,370,120                               8,279
                                          ------------                         --------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 0.06%.

CONTRACTS TO SELL:
----------------------------------------
Deutsche Marks..........................    36,403,205      1.46900  11/29/96    1,037,231
French Francs...........................    15,658,510      5.05905  11/19/96      154,736
Japanese Yen............................    14,261,848    106.41100  11/12/96      980,937
Japanese Yen............................    31,759,430    106.41100  11/12/96    2,184,429
Japanese Yen............................     2,229,844    110.00000   1/07/97       53,174
                                          ------------                         --------------
  Total Contracts to Sell (Receivable
   amount $104,723,144).................   100,312,837                           4,410,507
                                          ------------                         --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 4.53%.
  Total Open Forward Foreign Currency Contracts, Net.........................    $4,418,786
                                                                               --------------
                                                                               --------------

--------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F26

                             GT GLOBAL THEME FUNDS

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                      GT GLOBAL
                                                    -----------------------------------------------------------------------------
                                                       CONSUMER                                                        NATURAL
                                                     PRODUCTS AND      FINANCIAL                    INFRASTRUCTURE    RESOURCES
                                                    SERVICES FUND-   SERVICES FUND-      HEALTH         FUND-           FUND-
                                                     CONSOLIDATED     CONSOLIDATED        CARE       CONSOLIDATED    CONSOLIDATED
                                                       (NOTE 1)         (NOTE 1)          FUND         (NOTE 1)        (NOTE 1)
                                                    --------------   --------------   ------------  --------------   ------------
Assets:
  Investments in securities: (Note 1)
    At identified cost............................   $156,514,774     $14,381,272     $437,287,782   $ 75,266,645    $ 90,117,578
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------
    At value......................................   $165,777,735     $15,772,784     $499,429,367   $ 85,393,804    $105,883,708
  Repurchase agreement, at value and cost (Note
   1).............................................     10,575,630         523,081       65,289,064      6,217,958       5,576,860
  U.S. currency...................................            589             559              807            613             610
  Foreign currencies (cost $229, $367,172,
   $30,826, $87,210, $0, and $4,844,257,
   respectively)..................................            244         370,106           30,766         85,042              --
  Dividends and dividend withholding tax reclaims
   receivable.....................................         54,386          18,230          151,779         56,171           2,230
  Interest receivable.............................             --              --               --             --              --
  Receivable for forward foreign currency
   contracts -- closed (Note 1)...................          1,301              --            7,862             --              --
  Receivable for Fund shares sold.................      2,751,357         930,632       26,125,858        675,763       2,205,515
  Receivable for open forward foreign currency
   contracts, net (Note 1)........................             --              --          310,660         79,739          15,087
  Receivable for securities sold..................        160,000         313,698        5,341,038        447,146       4,361,795
  Unamortized organizational costs (Note 1).......         32,564          32,566               --         26,580          26,525
  Miscellaneous receivable........................             --              --           12,890             --              --
  Cash held as collateral for securities loaned
   (Note 1).......................................     10,659,295         805,810       21,329,702      7,455,555       3,777,600
                                                    --------------   --------------   ------------  --------------   ------------
    Total assets..................................    190,013,101      18,767,466      618,029,793    100,438,371     121,849,930
                                                    --------------   --------------   ------------  --------------   ------------
Liabilities:
  Due to custodian................................             --              --               --             --           8,709
  Payable for custodian fees (Note 1).............          2,063             272            6,150          9,020           5,312
  Payable for Directors' and Trustees' fees and
   expenses
   (Note 2).......................................          6,279           6,378            7,119          9,488           6,401
  Payable for fund accounting fees (Note 2).......          3,495             322           11,566          1,882           2,093
  Payable for Fund shares repurchased (Note 2)....        517,537         102,280          895,196        103,995       2,118,238
  Payable for investment management and
   administration fees (Note 2)...................        138,354           2,560          471,859         77,016          84,624
  Payable for printing and postage expenses.......         32,438          18,382          103,881         46,232          34,516
  Payable for professional fees...................         49,782          38,114           61,605         52,463          45,047
  Payable for registration and filing fees........          2,715           7,444           16,637          4,674           4,491
  Payable for securities purchased................      6,154,529         501,995       18,051,876        164,460       3,692,099
  Payable for service and distribution expenses
   (Note 2).......................................        103,066          10,634          288,857         62,404          63,963
  Payable for transfer agent fees (Note 2)........         46,516           4,998          137,193         27,203          19,697
  Other accrued expenses..........................         46,125           8,519           13,914          5,288           7,817
  Collateral for securities loaned (Note 1).......     10,659,295         805,810       21,329,702      7,455,555       3,777,600
                                                    --------------   --------------   ------------  --------------   ------------
    Total liabilities.............................     17,762,194       1,507,708       41,395,555      8,019,680       9,870,607
  Minority interest (Notes 1 & 2).................            100             100               --            100             100
                                                    --------------   --------------   ------------  --------------   ------------
Net assets........................................   $172,250,807     $17,259,658     $576,634,238   $ 92,418,591    $111,979,223
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------


                                                       TELECOM-
                                                     MUNICATIONS
                                                         FUND
                                                    --------------
Assets:
  Investments in securities: (Note 1)
    At identified cost............................  $2,043,704,032
                                                    --------------
                                                    --------------
    At value......................................  $2,151,882,030
  Repurchase agreement, at value and cost (Note
   1).............................................      15,183,346
  U.S. currency...................................             274
  Foreign currencies (cost $229, $367,172,
   $30,826, $87,210, $0, and $4,844,257,
   respectively)..................................       4,826,005
  Dividends and dividend withholding tax reclaims
   receivable.....................................         665,209
  Interest receivable.............................         139,474
  Receivable for forward foreign currency
   contracts -- closed (Note 1)...................              --
  Receivable for Fund shares sold.................      53,176,602
  Receivable for open forward foreign currency
   contracts, net (Note 1)........................       4,418,786
  Receivable for securities sold..................       7,959,285
  Unamortized organizational costs (Note 1).......              --
  Miscellaneous receivable........................           8,542
  Cash held as collateral for securities loaned
   (Note 1).......................................     222,733,129
                                                    --------------
    Total assets..................................   2,460,992,682
                                                    --------------
Liabilities:
  Due to custodian................................              --
  Payable for custodian fees (Note 1).............          11,725
  Payable for Directors' and Trustees' fees and
   expenses
   (Note 2).......................................           3,702
  Payable for fund accounting fees (Note 2).......          45,056
  Payable for Fund shares repurchased (Note 2)....      18,334,671
  Payable for investment management and
   administration fees (Note 2)...................       1,813,363
  Payable for printing and postage expenses.......         392,798
  Payable for professional fees...................          51,371
  Payable for registration and filing fees........          17,038
  Payable for securities purchased................       2,479,350
  Payable for service and distribution expenses
   (Note 2).......................................       1,421,742
  Payable for transfer agent fees (Note 2)........         638,786
  Other accrued expenses..........................          23,286
  Collateral for securities loaned (Note 1).......     222,733,129
                                                    --------------
    Total liabilities.............................     247,966,017
  Minority interest (Notes 1 & 2).................              --
                                                    --------------
Net assets........................................  $2,213,026,665
                                                    --------------
                                                    --------------

                                      F27

                             GT GLOBAL THEME FUNDS

                              STATEMENT OF ASSETS
                            AND LIABILITIES  (cont'd)
                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                      GT GLOBAL
                                                    -----------------------------------------------------------------------------
                                                       CONSUMER                                                        NATURAL
                                                     PRODUCTS AND      FINANCIAL                    INFRASTRUCTURE    RESOURCES
                                                    SERVICES FUND-   SERVICES FUND-      HEALTH         FUND-           FUND-
                                                     CONSOLIDATED     CONSOLIDATED        CARE       CONSOLIDATED    CONSOLIDATED
                                                       (NOTE 1)         (NOTE 1)          FUND         (NOTE 1)        (NOTE 1)
                                                    --------------   --------------   ------------  --------------   ------------
Class A:
  Net assets......................................   $ 76,899,940     $ 7,301,731     $467,860,558   $ 38,397,219    $ 48,728,791
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------
  Shares outstanding..............................      3,665,880         514,137       19,822,541      2,663,494       2,795,302
  Net asset value and redemption price per
   share..........................................   $      20.98     $     14.20     $      23.60   $      14.42    $      17.43
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------
  Maximum offering price per share (100/95.25 of
   Class A net asset value) *.....................   $      22.03     $     14.91     $      24.78   $      15.14    $      18.30
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------
Class B:+
  Net assets......................................   $ 87,904,447     $ 9,886,172     $107,622,082   $ 53,677,528    $ 57,748,785
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------
  Shares outstanding..............................      4,229,101         702,892        4,649,095      3,768,398       3,340,490
  Net asset value and offering price per share....   $      20.79     $     14.06     $      23.15   $      14.24    $      17.29
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------
Advisor Class:
  Net assets......................................   $  7,446,420     $    71,755     $  1,151,688   $    343,844    $  5,501,647
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------
  Shares outstanding..............................        352,047           5,031           48,446         23,685         314,997
  Net asset value, offering price per share, and
   redemption price per share.....................   $      21.15     $     14.26     $      23.77   $      14.52    $      17.47
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------
Net assets consist of:
  Paid in capital (Note 4)........................   $155,328,612     $14,559,393     $472,931,662   $ 77,651,961    $ 92,455,436
  Undistributed net investment income.............             --              --               --             --              --
  Accumulated net realized gain on investments and
   foreign currency transactions..................      7,659,347       1,301,123       41,248,577      4,567,246       3,740,782
  Net unrealized appreciation (depreciation) on
   translation of assets and liabilities in
   foreign currencies.............................           (113)          7,630          312,414         72,225          16,875
  Net unrealized appreciation of investments......      9,262,961       1,391,512       62,141,585     10,127,159      15,766,130
                                                    --------------   --------------   ------------  --------------   ------------
Total -- representing net assets applicable to
 capital shares outstanding.......................   $172,250,807     $17,259,658     $576,634,238   $ 92,418,591    $111,979,223
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------


                                                       TELECOM-
                                                     MUNICATIONS
                                                         FUND
                                                    --------------
Class A:
  Net assets......................................  $1,204,427,814
                                                    --------------
                                                    --------------
  Shares outstanding..............................      72,150,592
  Net asset value and redemption price per
   share..........................................  $        16.69
                                                    --------------
                                                    --------------
  Maximum offering price per share (100/95.25 of
   Class A net asset value) *.....................  $        17.52
                                                    --------------
                                                    --------------
Class B:+
  Net assets......................................  $1,007,654,047
                                                    --------------
                                                    --------------
  Shares outstanding..............................      61,550,681
  Net asset value and offering price per share....  $        16.37
                                                    --------------
                                                    --------------
Advisor Class:
  Net assets......................................  $      944,804
                                                    --------------
                                                    --------------
  Shares outstanding..............................          56,192
  Net asset value, offering price per share, and
   redemption price per share.....................  $        16.81
                                                    --------------
                                                    --------------
Net assets consist of:
  Paid in capital (Note 4)........................  $1,928,891,755
  Undistributed net investment income.............           5,534
  Accumulated net realized gain on investments and
   foreign currency transactions..................     171,566,775
  Net unrealized appreciation (depreciation) on
   translation of assets and liabilities in
   foreign currencies.............................       4,384,603
  Net unrealized appreciation of investments......     108,177,998
                                                    --------------
Total -- representing net assets applicable to
 capital shares outstanding.......................  $2,213,026,665
                                                    --------------
                                                    --------------

----------------
    * On sales of $50,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                      F28

                             GT GLOBAL THEME FUNDS

                            STATEMENT OF OPERATIONS

                          Year ended October 31, 1996

--------------------------------------------------------------------------------

                                                                                       GT GLOBAL
                                                     -----------------------------------------------------------------------------
                                                        CONSUMER                                                        NATURAL
                                                      PRODUCTS AND      FINANCIAL         HEALTH     INFRASTRUCTURE    RESOURCES
                                                     SERVICES FUND-   SERVICES FUND-       CARE          FUND-           FUND-
                                                      CONSOLIDATED     CONSOLIDATED        FUND       CONSOLIDATED    CONSOLIDATED
                                                     --------------   --------------   ------------  --------------   ------------
Investment income:
  Dividend income (net of foreign withholding tax
   of $6,469, $14,755, $180,801, $121,927, $14,864,
   and $1,982,953, respectively)...................   $   359,427       $  298,448     $  4,282,409   $ 1,455,213     $   279,542
  Interest income..................................       286,745           82,401        1,726,617       249,111         103,047
  Other income.....................................            --               --          137,615            --              --
                                                     --------------   --------------   ------------  --------------   ------------
    Total investment income........................       646,172          380,849        6,146,641     1,704,324         382,589
                                                     --------------   --------------   ------------  --------------   ------------
Expenses:
  Investment management and administration fees
   (Note 2)........................................       570,263          134,856        5,495,494       854,191         573,359
  Amortization of organization costs (Note 1)......        10,329           12,656               --        10,328          10,329
  Audit fees.......................................        43,914           50,836           67,326        59,469          60,546
  Custodian Fees (Note 1)..........................        54,316            9,966          105,999        90,835          42,780
  Directors' and Trustees' fees and expenses (Note
   2)..............................................        10,248           18,836           19,532        16,836          19,336
  Fund accounting fees (Note 2)....................        14,778            3,493          141,582        21,910          14,761
  Insurance expenses...............................            --               --            4,691         2,912              --
  Legal fees.......................................        27,084           22,744           23,816        26,626          26,268
  Printing and postage expenses....................        72,698           42,822          181,817        69,906          57,462
  Registration and filing fees.....................        43,398           38,908          109,174        41,516          37,568
  Service and distribution expenses: (Note 2)
    Class A........................................       144,407           31,297        2,335,519       177,035         139,991
    Class B........................................       285,201           76,454          969,596       518,147         296,729
  Transfer agent fees (Note 2).....................       234,686           53,854        1,414,082       323,010         212,761
  Other expenses...................................         4,241           14,142            3,875        12,156           7,917
                                                     --------------   --------------   ------------  --------------   ------------
    Total expenses before reductions...............     1,515,563          510,864       10,872,503     2,224,877       1,499,807
                                                     --------------   --------------   ------------  --------------   ------------
      Expenses reimbursed by Chancellor LGT Asset
       Management, Inc. (Note 2)...................            --         (138,132)              --            --              --
      Expense reductions (Notes 1 & 5).............       (62,446)         (10,706)        (217,027)      (98,566)        (61,692)
                                                     --------------   --------------   ------------  --------------   ------------
    Total net expenses.............................     1,453,117          362,026       10,655,476     2,126,311       1,438,115
                                                     --------------   --------------   ------------  --------------   ------------
Net investment income (loss).......................      (806,945)          18,823       (4,508,835)     (421,987)     (1,055,526)
                                                     --------------   --------------   ------------  --------------   ------------
Net realized and unrealized gain on investments and
  foreign currencies: (Note 1)
  Net realized gain on investments.................     8,408,399        1,705,569      174,045,838     4,996,832       7,289,530
  Net realized gain on foreign currency
   transactions....................................        64,343           58,811        2,843,700       311,306          27,175
                                                     --------------   --------------   ------------  --------------   ------------
    Net realized gain during the year..............     8,472,742        1,764,380      176,889,538     5,308,138       7,316,705
                                                     --------------   --------------   ------------  --------------   ------------
  Net change in unrealized appreciation
   (depreciation) on translation of assets and
   liabilities in foreign currencies...............        (7,034)          (6,352)        (547,070)      (86,155)         65,378
  Net change in unrealized appreciation
   (depreciation) of
   investments.....................................     8,880,649          615,083      (53,392,951)    9,582,726      14,910,009
                                                     --------------   --------------   ------------  --------------   ------------
    Net unrealized appreciation (depreciation)
     during the period.............................     8,873,615          608,731      (53,940,021)    9,496,571      14,975,387
                                                     --------------   --------------   ------------  --------------   ------------
Net realized and unrealized gain on investments and
 foreign currencies................................    17,346,357        2,373,111      122,949,517    14,804,709      22,292,092
                                                     --------------   --------------   ------------  --------------   ------------
Net increase in net assets resulting from
 operations........................................   $16,539,412       $2,391,934     $118,440,682   $14,382,722     $21,236,566
                                                     --------------   --------------   ------------  --------------   ------------
                                                     --------------   --------------   ------------  --------------   ------------


                                                       TELECOM-
                                                     MUNICATIONS
                                                         FUND
                                                     ------------
Investment income:
  Dividend income (net of foreign withholding tax
   of $6,469, $14,755, $180,801, $121,927, $14,864,
   and $1,982,953, respectively)...................  $ 20,581,055
  Interest income..................................     1,720,560
  Other income.....................................            --
                                                     ------------
    Total investment income........................    22,301,615
                                                     ------------
Expenses:
  Investment management and administration fees
   (Note 2)........................................    23,119,601
  Amortization of organization costs (Note 1)......        12,074
  Audit fees.......................................        67,129
  Custodian Fees (Note 1)..........................     1,025,576
  Directors' and Trustees' fees and expenses (Note
   2)..............................................        23,176
  Fund accounting fees (Note 2)....................       621,480
  Insurance expenses...............................            --
  Legal fees.......................................        24,222
  Printing and postage expenses....................       491,519
  Registration and filing fees.....................       102,132
  Service and distribution expenses: (Note 2)
    Class A........................................     6,774,499
    Class B........................................    11,294,711
  Transfer agent fees (Note 2).....................     6,517,937
  Other expenses...................................        70,269
                                                     ------------
    Total expenses before reductions...............    50,144,325
                                                     ------------
      Expenses reimbursed by Chancellor LGT Asset
       Management, Inc. (Note 2)...................            --
      Expense reductions (Notes 1 & 5).............    (1,344,233)
                                                     ------------
    Total net expenses.............................    48,800,092
                                                     ------------
Net investment income (loss).......................   (26,498,477)
                                                     ------------
Net realized and unrealized gain on investments and
  foreign currencies: (Note 1)
  Net realized gain on investments.................   186,997,632
  Net realized gain on foreign currency
   transactions....................................    43,492,161
                                                     ------------
    Net realized gain during the year..............   230,489,793
                                                     ------------
  Net change in unrealized appreciation
   (depreciation) on translation of assets and
   liabilities in foreign currencies...............   (21,852,465)
  Net change in unrealized appreciation
   (depreciation) of
   investments.....................................    (5,766,662)
                                                     ------------
    Net unrealized appreciation (depreciation)
     during the period.............................   (27,619,127)
                                                     ------------
Net realized and unrealized gain on investments and
 foreign currencies................................   202,870,666
                                                     ------------
Net increase in net assets resulting from
 operations........................................  $176,372,189
                                                     ------------
                                                     ------------

    The accompanying notes are an integral part of the financial statements.

                                      F29

                             GT GLOBAL THEME FUNDS

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                GT GLOBAL
                                      --------------------------------------------------------------
                                             CONSUMER PRODUCTS
                                                AND SERVICES
                                             FUND-CONSOLIDATED
                                      --------------------------------
                                                       DECEMBER 30,          FINANCIAL SERVICES
                                                           1994               FUND-CONSOLIDATED
                                                       (COMMENCEMENT     ---------------------------
                                       YEAR ENDED    OF OPERATIONS) TO    YEAR ENDED     YEAR ENDED
                                       OCTOBER 31,      OCTOBER 31,       OCTOBER 31,   OCTOBER 31,
                                          1996             1995              1996           1995
                                      -------------  -----------------   -------------  ------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)......  $    (806,945)   $      1,159      $      18,823  $     93,158
  Net realized gain (loss) on
   investments and foreign currency
   transactions.....................      8,472,742         395,974          1,764,380      (438,738)
  Net change in unrealized
   appreciation (depreciation) on
   translation of assets and
   liabilities in foreign
   currencies.......................         (7,034)          6,921             (6,352)       13,973
  Net change in unrealized
   appreciation (depreciation) of
   investments......................      8,880,649         382,312            615,083       743,739
                                      -------------  -----------------   -------------  ------------
    Net increase (decrease) in net
     assets resulting from
     operations.....................     16,539,412         786,366          2,391,934       412,132
                                      -------------  -----------------   -------------  ------------
Class A:
Distributions to shareholders: (Note
 1)
  From net investment income........             --              --            (56,390)           --
  From net realized gain on
   investments......................       (217,050)             --             (8,739)           --
Class B:
Distributions to shareholders: (Note
 1)
  From net investment income........             --              --            (37,999)           --
  From net realized gain on
   investments......................       (180,431)             --             (7,991)           --
Advisor Class:
Distributions to shareholders: (Note
 1)
  From net investment income........             --              --               (377)           --
  From net realized gain on
   investments......................         (5,969)             --                (43)           --
                                      -------------  -----------------   -------------  ------------
    Total distributions.............       (403,450)             --           (111,539)           --
                                      -------------  -----------------   -------------  ------------
Capital share transactions: (Note 4)
  Increase from capital shares sold
   and reinvested...................    241,650,741       7,649,630         19,900,814    10,643,479
  Decrease from capital shares
   repurchased......................    (92,740,871)     (1,331,021)       (15,187,336)   (6,199,828)
                                      -------------  -----------------   -------------  ------------
    Net increase (decrease) from
     capital share transactions.....    148,909,870       6,318,609          4,713,478     4,443,651
                                      -------------  -----------------   -------------  ------------
Total increase (decrease) in net
 assets.............................    165,045,832       7,104,975          6,993,873     4,855,783
Net assets:
  Beginning of year.................      7,204,975         100,000         10,265,785     5,410,002
                                      -------------  -----------------   -------------  ------------
  End of year.......................  $ 172,250,807*   $  7,204,975*     $  17,259,658* $ 10,265,785*
                                      -------------  -----------------   -------------  ------------
                                      -------------  -----------------   -------------  ------------
 * Includes undistributed investment
   income...........................  $          --    $    397,133      $          --  $     86,274
                                      -------------  -----------------   -------------  ------------
                                      -------------  -----------------   -------------  ------------


                                                 HEALTH CARE
                                                     FUND
                                      ----------------------------------
                                         YEAR ENDED        YEAR ENDED
                                        OCTOBER 31,       OCTOBER 31,
                                            1996              1995
                                      ----------------  ----------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)......  $     (4,508,835) $     (3,529,866)
  Net realized gain (loss) on
   investments and foreign currency
   transactions.....................       176,889,538        67,043,506
  Net change in unrealized
   appreciation (depreciation) on
   translation of assets and
   liabilities in foreign
   currencies.......................          (547,070)          961,568
  Net change in unrealized
   appreciation (depreciation) of
   investments......................       (53,392,951)       19,234,934
                                      ----------------  ----------------
    Net increase (decrease) in net
     assets resulting from
     operations.....................       118,440,682        83,710,142
                                      ----------------  ----------------
Class A:
Distributions to shareholders: (Note
 1)
  From net investment income........                --                --
  From net realized gain on
   investments......................       (54,405,334)      (27,521,553)
Class B:
Distributions to shareholders: (Note
 1)
  From net investment income........                --                --
  From net realized gain on
   investments......................        (9,956,648)       (2,846,079)
Advisor Class:
Distributions to shareholders: (Note
 1)
  From net investment income........                --                --
  From net realized gain on
   investments......................           (69,184)               --
                                      ----------------  ----------------
    Total distributions.............       (64,431,166)      (30,367,632)
                                      ----------------  ----------------
Capital share transactions: (Note 4)
  Increase from capital shares sold
   and reinvested...................     2,138,295,778     1,635,173,338
  Decrease from capital shares
   repurchased......................    (2,113,330,083)   (1,668,897,114)
                                      ----------------  ----------------
    Net increase (decrease) from
     capital share transactions.....        24,965,695       (33,723,776)
                                      ----------------  ----------------
Total increase (decrease) in net
 assets.............................        78,975,211        19,618,734
Net assets:
  Beginning of year.................       497,659,027       478,040,293
                                      ----------------  ----------------
  End of year.......................  $    576,634,238* $    497,659,027*
                                      ----------------  ----------------
                                      ----------------  ----------------
 * Includes undistributed investment
   income...........................  $             --  $             --
                                      ----------------  ----------------
                                      ----------------  ----------------

    The accompanying notes are an integral part of the financial statements.
                                      F30

                             GT GLOBAL THEME FUNDS

                                                               GT GLOBAL
                                      -----------------------------------------------------------
                                             INFRASTRUCTURE               NATURAL RESOURCES
                                           FUND-CONSOLIDATED              FUND-CONSOLIDATED
                                      ----------------------------  -----------------------------
                                       YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED
                                       OCTOBER 31,    OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                                          1996           1995            1996           1995
                                      -------------  -------------  --------------  -------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)......  $    (421,987) $    (507,328) $   (1,055,526) $      48,118
  Net realized gain (loss) on
   investments and foreign currency
   transactions.....................      5,308,138        (58,363)      7,316,705     (2,391,427)
  Net change in unrealized
   appreciation (depreciation) on
   translation of assets and
   liabilities in foreign
   currencies.......................        (86,155)       157,236          65,378        (43,764)
  Net change in unrealized
   appreciation (depreciation) of
   investments......................      9,582,726       (565,235)     14,910,009        177,530
                                      -------------  -------------  --------------  -------------
    Net increase (decrease) in net
     assets resulting from
     operations.....................     14,382,722       (973,690)     21,236,566     (2,209,543)
                                      -------------  -------------  --------------  -------------
Class A:
Distributions to shareholders: (Note
 1)
  From net investment income........             --             --         (46,497)       (36,529)
  From net realized gain on
   investments......................             --             --          (9,643)            --
Class B:
Distributions to shareholders: (Note
 1)
  From net investment income........             --             --              --        (30,368)
  From net realized gain on
   investments......................             --             --         (10,136)            --
Advisor Class:
Distributions to shareholders: (Note
 1)
  From net investment income........             --             --            (853)            --
  From net realized gain on
   investments......................             --             --             (69)            --
                                      -------------  -------------  --------------  -------------
    Total distributions.............             --             --         (67,198)       (66,897)
                                      -------------  -------------  --------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold
   and reinvested...................     42,853,853     69,579,771     219,606,793     38,611,615
  Decrease from capital shares
   repurchased......................    (51,456,466)   (36,537,085)   (155,468,156)   (37,864,366)
                                      -------------  -------------  --------------  -------------
    Net increase (decrease) from
     capital share transactions.....     (8,602,613)    33,042,686      64,138,637        747,249
                                      -------------  -------------  --------------  -------------
Total increase (decrease) in net
 assets.............................      5,780,109     32,068,996      85,308,005     (1,529,191)
Net assets:
  Beginning of year.................     86,638,482     54,569,486      26,671,218     28,200,409
                                      -------------  -------------  --------------  -------------
  End of year.......................  $  92,418,591* $  86,638,482* $  111,979,223* $  26,671,218*
                                      -------------  -------------  --------------  -------------
                                      -------------  -------------  --------------  -------------
 * Includes undistributed investment
   income...........................  $          --  $           0  $           --  $      47,438
                                      -------------  -------------  --------------  -------------
                                      -------------  -------------  --------------  -------------


                                              TELECOMMUNICATIONS
                                                     FUND
                                      ----------------------------------
                                         YEAR ENDED        YEAR ENDED
                                        OCTOBER 31,       OCTOBER 31,
                                            1996              1995
                                      ----------------  ----------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)......  $    (26,498,477) $    (18,253,687)
  Net realized gain (loss) on
   investments and foreign currency
   transactions.....................       230,489,793       112,281,604
  Net change in unrealized
   appreciation (depreciation) on
   translation of assets and
   liabilities in foreign
   currencies.......................       (21,852,465)       20,055,808
  Net change in unrealized
   appreciation (depreciation) of
   investments......................        (5,766,662)     (203,028,268)
                                      ----------------  ----------------
    Net increase (decrease) in net
     assets resulting from
     operations.....................       176,372,189       (88,944,543)
                                      ----------------  ----------------
Class A:
Distributions to shareholders: (Note
 1)
  From net investment income........                --                --
  From net realized gain on
   investments......................       (64,901,484)      (78,594,102)
Class B:
Distributions to shareholders: (Note
 1)
  From net investment income........                --                --
  From net realized gain on
   investments......................       (54,643,650)      (58,563,435)
Advisor Class:
Distributions to shareholders: (Note
 1)
  From net investment income........                --                --
  From net realized gain on
   investments......................           (33,321)               --
                                      ----------------  ----------------
    Total distributions.............      (119,578,455)     (137,157,537)
                                      ----------------  ----------------
Capital share transactions: (Note 4)
  Increase from capital shares sold
   and reinvested...................     3,156,330,159     1,799,851,047
  Decrease from capital shares
   repurchased......................    (3,466,020,319)   (1,936,308,797)
                                      ----------------  ----------------
    Net increase (decrease) from
     capital share transactions.....      (309,690,160)     (136,457,750)
                                      ----------------  ----------------
Total increase (decrease) in net
 assets.............................      (252,896,426)     (362,559,830)
Net assets:
  Beginning of year.................     2,465,923,091     2,828,482,921
                                      ----------------  ----------------
  End of year.......................  $  2,213,026,665* $  2,465,923,091*
                                      ----------------  ----------------
                                      ----------------  ----------------
 * Includes undistributed investment
   income...........................  $          5,534  $              0
                                      ----------------  ----------------
                                      ----------------  ----------------

    The accompanying notes are an integral part of the financial statements.
                                      F31

                             GT GLOBAL THEME FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    CONSUMER PRODUCTS AND SERVICES FUND
                                     -----------------------------------------------------------------
                                                 CLASS A                           CLASS B
                                     -------------------------------   -------------------------------
                                                   DECEMBER 30, 1994                 DECEMBER 30, 1994
                                        YEAR         (COMMENCEMENT        YEAR         (COMMENCEMENT
                                        ENDED       OF OPERATIONS)        ENDED       OF OPERATIONS)
                                     OCTOBER 31,    TO OCTOBER 31,     OCTOBER 31,    TO OCTOBER 31,
                                       1996+++          1995+++          1996+++          1995+++
                                     -----------   -----------------   -----------   -----------------
Per Share Operating Performance:
Net asset value, beginning of
 period............................   $ 14.59           $11.43          $ 14.53           $11.43
                                     -----------      --------         -----------      --------
Income from investment operations:
  Net investment income (loss).....     (0.22) *          0.02* *         (0.31) *         (0.04) * *
  Net realized and unrealized gain
   on investments..................      7.13             3.14             7.09             3.14
                                     -----------      --------         -----------      --------
    Net increase from investment
     operations....................      6.91             3.16             6.78             3.10
                                     -----------      --------         -----------      --------
Distributions to shareholders:
  From net realized gain on
   investments.....................     (0.52)              --            (0.52)              --
                                     -----------      --------         -----------      --------
    Total distributions............     (0.52)              --            (0.52)              --
                                     -----------      --------         -----------      --------
Net asset value, end of period.....   $ 20.98           $14.59          $ 20.79           $14.53
                                     -----------      --------         -----------      --------
                                     -----------      --------         -----------      --------

Total investment return (c)........     48.82%           27.65% (b)       48.11%           27.12% (b)
Ratios and supplemental data:
Net assets, end of period (in
 000's)............................   $76,900           $4,082          $87,904           $2,959
Ratio of net investment income to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT
   Asset Management, Inc. (Notes 1,
   2 & 5)..........................     (1.14)%           0.20% (a)       (1.64)%          (0.30)% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT
   Asset Management, Inc...........     (1.24)%         (11.11)% (a)      (1.74)%         (11.61)% (a)
Ratio of expenses to average net
 assets:
  With expense reductions and
   reimbursement by Chancellor LGT
   Asset Management, Inc. (Notes 1,
   2 & 5)..........................      2.24%            2.32% (a)        2.74%            2.82% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT
   Asset Management, Inc...........      2.34%           13.63% (a)        2.84%           14.13% (a)
Portfolio turnover rate++..........       169%             240% (a)         169%             240% (a)
Average commission rate per share
 paid on portfolio
 transactions++....................   $0.0545              N/A          $0.0545              N/A


                                           ADVISOR CLASS+
                                     --------------------------
                                        YEAR       JUNE 1, 1995
                                        ENDED           TO
                                     OCTOBER 31,   OCTOBER 31,
                                       1996+++       1995+++
                                     -----------   ------------
Per Share Operating Performance:
Net asset value, beginning of
 period............................   $ 14.64        $11.84
                                     -----------   ------------
Income from investment operations:
  Net investment income (loss).....     (0.13) *       0.04* *
  Net realized and unrealized gain
   on investments..................      7.16          2.76
                                     -----------   ------------
    Net increase from investment
     operations....................      7.03          2.80
                                     -----------   ------------
Distributions to shareholders:
  From net realized gain on
   investments.....................     (0.52)           --
                                     -----------   ------------
    Total distributions............     (0.52)           --
                                     -----------   ------------
Net asset value, end of period.....   $ 21.15        $14.64
                                     -----------   ------------
                                     -----------   ------------
Total investment return (c)........     49.50%        23.65% (b)
Ratios and supplemental data:
Net assets, end of period (in
 000's)............................   $ 7,446        $  164
Ratio of net investment income to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT
   Asset Management, Inc. (Notes 1,
   2 & 5)..........................     (0.64)%        0.70% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT
   Asset Management, Inc...........     (0.74)%      (10.61)% (a)
Ratio of expenses to average net
 assets:
  With expense reductions and
   reimbursement by Chancellor LGT
   Asset Management, Inc. (Notes 1,
   2 & 5)..........................      1.74%         1.82% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT
   Asset Management, Inc...........      1.84%        13.13% (a)
Portfolio turnover rate++..........       169%          240% (a)
Average commission rate per share
 paid on portfolio
 transactions++....................   $0.0545           N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
  * Before reimbursement by Chancellor LGT Asset Management, Inc, net investment income per share would have been reduced by $0.05 for Class A, Class B and Advisor Class.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., net investment income per share would have been reduced by $1.12, $1.04 and $0.61 for Class A, Class B and Advisor Class, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
+++ These selected per share operating data were calculated based upon weighted average shares outstanding during the period.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.
                                      F32

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                       FINANCIAL SERVICES FUND
                                          ----------------------------------------------------------------------------------
                                                           CLASS A                                   CLASS B
                                          -----------------------------------------  ---------------------------------------
                                                                     MAY 31, 1994                              MAY 31, 1994
                                          YEAR ENDED OCTOBER 31,    (COMMENCEMENT    YEAR ENDED OCTOBER 31,   (COMMENCEMENT
                                                                    OF OPERATIONS)                            OF OPERATIONS)
                                          -----------------------   TO OCTOBER 31,   -----------------------  TO OCTOBER 31,
                                           1996+++      1995+++          1994         1996+++      1995+++         1994
                                          ----------  -----------  ----------------  ----------  -----------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   11.92    $   11.62      $   11.43      $   11.83    $   11.60     $   11.43
                                          ----------  -----------      --------      ----------  -----------  --------------
Income from investment operations:
  Net investment income (loss)..........       0.05*        0.17* *         0.02 * *     (0.01) *       0.11* *        0.00* * *
  Net realized and unrealized gain on
   investments..........................       2.36         0.13           0.17           2.34         0.12          0.17
                                          ----------  -----------      --------      ----------  -----------  --------------
    Net increase from investment
     operations.........................       2.41         0.30           0.19           2.33         0.23          0.17
                                          ----------  -----------      --------      ----------  -----------  --------------
Distributions to shareholders:
  From net investment income............      (0.12)          --             --          (0.09)          --            --
  From net realized gain on
   investments..........................      (0.01)          --             --          (0.01)          --            --
                                          ----------  -----------      --------      ----------  -----------  --------------
    Total distributions.................      (0.13)          --             --          (0.10)          --            --
                                          ----------  -----------      --------      ----------  -----------  --------------
Net asset value, end of period..........  $   14.20    $   11.92      $   11.62      $   14.06    $   11.83     $   11.60
                                          ----------  -----------      --------      ----------  -----------  --------------
                                          ----------  -----------      --------      ----------  -----------  --------------

Total investment return (c).............      20.21%        2.58%          1.66 % (b)     19.81%       1.98%         1.49 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $   7,302    $   5,687      $   3,175      $   9,886    $   4,548     $   2,235
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2, & 5)...       0.41%        1.46%          0.66 % (a)     (0.09)%       0.96%        0.16 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (0.66)%      (5.34)%        (7.26)% (a)     (1.16)%      (5.84)%       (7.76)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2, & 5)...       2.32%        2.34%          2.40 % (a)      2.82%       2.84%         2.90 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       3.39%        9.14%         10.32 % (a)      3.89%       9.64%        10.82 %(a)
Portfolio turnover rate++...............        103%         170%            53 % (a)       103%        170%           53 %(a)
Average commission rate per share paid
 on portfolio transactions++............  $  0.0080          N/A            N/A      $  0.0080          N/A           N/A

----------------

 (a) Annualized.
 (b) Not annualized
 (c) Total investment return does not include sales charges.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.13 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.59, $0.59, $0.30 for Class A, Class B, and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.23 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
+++ These selected per share data were calculated based upon weighted average shares outstanding during the period.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.
                                      F33

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                           FINANCIAL SERVICES FUND
                                          --------------------------
                                                ADVISOR CLASS+
                                          --------------------------
                                             YEAR      JUNE 1, 1995
                                             ENDED          TO
                                          OCTOBER 31,   OCTOBER 31,
                                            1996+++        1995
                                          -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   11.95     $   11.09
                                          -----------  -------------
Income from investment operations:
  Net investment income (loss)..........        0.12*         0.09* *
  Net realized and unrealized gain on
   investments..........................        2.36          0.77
                                          -----------  -------------
    Net increase from investment
     operations.........................        2.48          0.86
                                          -----------  -------------
Distributions to shareholders:
  From net investment income............       (0.16)           --
  From net realized gain on
   investments..........................       (0.01)           --
                                          -----------  -------------
    Total distributions.................       (0.17)           --
                                          -----------  -------------
Net asset value, end of period..........   $   14.26     $   11.95
                                          -----------  -------------
                                          -----------  -------------

Total investment return (c).............       20.87%         7.75%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $      72     $      31
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2, & 5)...        0.91%         1.96%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (0.16)%       (4.84)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2, & 5)...        1.82%         1.84%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        2.89%         8.64%(a)
Portfolio turnover rate++...............         103%          170%
Average commission rate per share paid
 on portfolio transactions++............   $  0.0080           N/A

----------------

 (a) Annualized.
 (b) Not annualized
 (c) Total investment return does not include sales charges.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.13 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.59, $0.59, $0.30 for Class A, Class B, and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.23 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
+++ These selected per share data were calculated based upon weighted average shares outstanding during the period.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.
                                      F34

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                               HEALTH CARE FUND
                                          ----------------------------------------------------------
                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1996 (D)      1995      1994 (D)    1993 (D)      1992
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   21.84   $   19.60   $   17.86   $   17.44   $   19.29
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.17)      (0.15)      (0.22)      (0.15)      (0.18)
  Net realized and unrealized gain
   (loss) on investments................       4.79        3.73        2.02        0.57       (1.53)
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       4.62        3.58        1.80        0.42       (1.71)
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --          --          --          --
  From net realized gain on
   investments..........................      (2.86)      (1.34)         --          --       (0.14)
  In excess of net realized gain on
   investments..........................         --          --       (0.06)         --          --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (2.86)      (1.34)      (0.06)         --       (0.14)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   23.60   $   21.84   $   19.60   $   17.86   $   17.44
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      23.14%      19.79%      10.11%        2.4%       (8.9)%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 467,861   $ 426,380   $ 438,940   $ 461,113   $ 655,867
Ratio of net investment income (loss) to
 average net assets.....................      (0.71)%     (0.72)%     (1.23)%      (0.9)%     (0.97)%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.80%       1.85%       1.98%        2.0%       2.05%
  Without expense reductions............       1.84%       1.91%         --%*        --%*        --%*
Portfolio turnover rate++++.............        157%         99%         64%         61%         30%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0548         N/A         N/A         N/A         N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does include sales charge.
 (d) These selected per share data were calculated based upon weighted average shares outstanding during the period.
  * Calculation of "Ratios of expenses to average net assets" was made without considering the effect of expense reduction, if any.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class Shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.
                                      F35

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                        HEALTH CARE FUND
                                          -----------------------------------------------------------------------------
                                                              CLASS B++                           ADVISOR CLASS+++
                                          -------------------------------------------------  --------------------------
                                                                              APRIL 1, 1993     YEAR      JUNE 1, 1995
                                                YEAR ENDED OCTOBER 31,             TO           ENDED          TO
                                          ----------------------------------   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                           1996 (D)    1995 (D)    1994 (D)     1993 (D)      1996 (D)        1995
                                          ----------  ----------  ----------  -------------  -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   21.56   $   19.46   $   17.80     $   15.59     $   21.88     $   18.66
                                          ----------  ----------  ----------  -------------  -----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.27)      (0.25)      (0.32)        (0.14)        (0.05)        (0.02)
  Net realized and unrealized gain
   (loss) on investments................       4.72        3.69        2.02          2.35          4.80          3.24
                                          ----------  ----------  ----------  -------------  -----------  -------------
    Net increase (decrease) from
     investment operations..............       4.45        3.44        1.70          2.21          4.75          3.22
                                          ----------  ----------  ----------  -------------  -----------  -------------
Distributions to shareholders:
  From net investment income............         --          --          --            --            --            --
  From net realized gain on
   investments..........................      (2.86)      (1.34)         --            --         (2.86)           --
  In excess of net realized gain on
   investments..........................         --          --       (0.04)           --            --            --
                                          ----------  ----------  ----------  -------------  -----------  -------------
    Total distributions.................      (2.86)      (1.34)      (0.04)           --         (2.86)           --
                                          ----------  ----------  ----------  -------------  -----------  -------------
Net asset value, end of period..........  $   23.15   $   21.56   $   19.46     $   17.80     $   23.77     $   21.88
                                          ----------  ----------  ----------  -------------  -----------  -------------
                                          ----------  ----------  ----------  -------------  -----------  -------------

Total investment return (c).............      22.59%      19.17%       9.55%         14.2%(a)      23.82%       17.10%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 107,622   $  70,740   $  39,100     $   8,604     $   1,152     $     539
Ratio of net investment income (loss) to
 average net assets.....................      (1.21)%     (1.22)%     (1.73)%        (1.4)%(b)      (0.21)%       (0.22)%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.30%       2.35%       2.48%          2.5%(b)       1.30%        1.35%(a)
  Without expense reductions............       2.34%       2.41%         --%*          --%*        1.34%         1.41%(a)
Portfolio turnover rate++++.............        157%         99%         64%           61%          157%           99%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0548         N/A         N/A           N/A     $  0.0548           N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does include sales charge.
 (d) These selected per share data were calculated based upon weighted average shares outstanding during the period.
  * Calculation of "Ratios of expenses to average net assets" was made without considering the effect of expense reduction, if any.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class Shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.
                                      F36

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                          INFRASTRUCTURE FUND
                                          ------------------------------------------------------------------------------------
                                                           CLASS A                                    CLASS B
                                          -----------------------------------------  -----------------------------------------
                                          YEAR ENDED OCTOBER 31,    MAY 31, 1994     YEAR ENDED OCTOBER 31,    MAY 31, 1994
                                                                  (COMMENCEMENT OF                           (COMMENCEMENT OF
                                          ----------------------   OPERATIONS) TO    ----------------------   OPERATIONS) TO
                                           1996+++       1995     OCTOBER 31, 1994    1996+++       1995     OCTOBER 31, 1994
                                          ----------  ----------  -----------------  ----------  ----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   12.11   $   12.47       $   11.43      $   12.03   $   12.45       $   11.43
                                          ----------  ----------  -----------------  ----------  ----------  -----------------
Income from investment operations:
  Net investment income (loss)..........      (0.03)      (0.03) *          0.01* *      (0.09)      (0.09) *         (0.01) * *
  Net realized and unrealized gain
   (loss) on investments................       2.34       (0.33)           1.03           2.30       (0.33)           1.03
                                          ----------  ----------  -----------------  ----------  ----------  -----------------
    Net increase (decrease) from
     investment operations..............       2.31       (0.36)           1.04           2.21       (0.42)           1.02
                                          ----------  ----------  -----------------  ----------  ----------  -----------------
Net asset value, end of period..........  $   14.42   $   12.11       $   12.47      $   14.24   $   12.03       $   12.45
                                          ----------  ----------  -----------------  ----------  ----------  -----------------
                                          ----------  ----------  -----------------  ----------  ----------  -----------------

Total investment return (c).............      19.08%      (2.89)%          9.10% (b)     18.37%      (3.37)%          8.92% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  38,397   $  36,241       $  23,615      $  53,678   $  50,181       $  30,954
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management Inc. (Notes 1 & 5)........      (0.19)%     (0.32)%          0.41% (a)     (0.69)%     (0.82)%         (0.09)% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management Inc.......................      (0.30)%     (0.58)%         (0.47)% (a)     (0.80)%     (1.08)%         (0.97)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management Inc. (Notes 1 & 5)........       2.14%       2.36%           2.40% (a)      2.64%       2.86%           2.90% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management Inc.......................       2.25%       2.62%           3.28% (a)      2.75%       3.12%           3.78% (a)
Portfolio turnover rate++...............         41%         45%             18%            41%         45%             18%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0109         N/A             N/A      $  0.0109         N/A             N/A

----------------

 (a) Annualized.
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
  * Before reimbursement by Chancellor LGT Asset Management Inc., the net investment income per share would have been reduced by $0.03 for Class A shares, $0.03 for Class B shares, and $0.02 for Advisor Class shares for the period ended October 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02 for Class A and Class B shares from May 31, 1994 to October 31, 1994.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
+++ These selected per share operating data were calculated based upon average shares outstanding during the period.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.
                                      F37

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                             INFRASTRUCTURE FUND
                                          --------------------------
                                                ADVISOR CLASS+
                                          --------------------------
                                             YEAR      JUNE 1, 1995
                                             ENDED          TO
                                          OCTOBER 31,   OCTOBER 31,
                                            1996+++        1995
                                          -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   12.14     $   12.00
                                          -----------  -------------
Income from investment operations:
  Net investment income (loss)..........        0.04          0.02*
  Net realized and unrealized gain
   (loss) on investments................        2.34          0.12
                                          -----------  -------------
    Net increase (decrease) from
     investment operations..............        2.38          0.14
                                          -----------  -------------
Net asset value, end of period..........   $   14.52     $   12.14
                                          -----------  -------------
                                          -----------  -------------

Total investment return (c).............       19.60%         1.17%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $     344     $     216
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management Inc. (Notes 1 & 5)........        0.31%         0.18%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management Inc.......................        0.20%        (0.08)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management Inc. (Notes 1 & 5)........        1.64%         1.86%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management Inc.......................        1.75%         2.12%(a)
Portfolio turnover rate++...............          41%           45%
Average commission rate per share paid
 on portfolio transactions++............   $  0.0109           N/A

----------------

 (a) Annualized.
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
  * Before reimbursement by Chancellor LGT Asset Management Inc., the net investment income per share would have been reduced by $0.03 for Class A shares, $0.03 for Class B shares, and $0.02 for Advisor Class shares for the period ended October 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02 for Class A and Class B shares from May 31, 1994 to October 31, 1994.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
+++ These selected per share operating data were calculated based upon average shares outstanding during the period.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.
                                      F38

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                       NATURAL RESOURCES FUND
                                          --------------------------------------------------------------------------------
                                                          CLASS A                                  CLASS B
                                          ---------------------------------------  ---------------------------------------
                                                                   MAY 31, 1994                             MAY 31, 1994
                                          YEAR ENDED OCTOBER 31,   (COMMENCEMENT   YEAR ENDED OCTOBER 31,   (COMMENCEMENT
                                                                  OF OPERATIONS)                           OF OPERATIONS)
                                          ----------------------  TO OCTOBER 31,   ----------------------  TO OCTOBER 31,
                                           1996+++       1995          1994         1996+++       1995          1994
                                          ----------  ----------  ---------------  ----------  ----------  ---------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   11.44   $   12.41      $   11.43     $   11.36   $   12.38      $   11.43
                                          ----------  ----------  ---------------  ----------  ----------  ---------------
Income from investment operations:
  Net investment income (loss)..........      (0.24)       0.04*          0.06* *      (0.31)      (0.02) *         0.03* *
  Net realized and unrealized gain
   (loss) on investments................       6.28       (0.98)          0.92          6.25       (0.98)          0.92
                                          ----------  ----------  ---------------  ----------  ----------  ---------------
    Net increase (decrease) from
     investment operations..............       6.04       (0.94)          0.98          5.94       (1.00)          0.95
                                          ----------  ----------  ---------------  ----------  ----------  ---------------
Distributions to shareholders:
  From net investment income............      (0.04)      (0.03)            --            --       (0.02)            --
  From net realized gain on
   investments..........................      (0.01)         --             --         (0.01)         --             --
                                          ----------  ----------  ---------------  ----------  ----------  ---------------
    Total distributions.................      (0.05)      (0.03)            --         (0.01)      (0.02)            --
                                          ----------  ----------  ---------------  ----------  ----------  ---------------
Net asset value, end of period..........  $   17.43   $   11.44      $   12.41     $   17.29   $   11.36      $   12.38
                                          ----------  ----------  ---------------  ----------  ----------  ---------------
                                          ----------  ----------  ---------------  ----------  ----------  ---------------

Total investment return (c).............      53.04%      (7.58)%         8.57% (b)     52.39%     (8.05)%         8.31% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  48,729   $  12,598      $  14,797     $  57,749   $  13,978      $  13,404
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 2 & 5).......      (1.55)%      0.41%          2.63% (a)     (2.05)%     (0.09)%         2.13% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (1.65)%     (0.69)%         0.65% (a)     (2.15)%     (1.19)%         0.15% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 2 & 5).......       2.20%       2.37%          2.40% (a)      2.70%      2.87%          2.90% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.30%       3.47%          4.38% (a)      2.80%      3.97%          4.88% (a)
Portfolio turnover rate++...............         94%         87%           137%           94%         87%           137%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0243         N/A            N/A     $  0.0243         N/A            N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income (loss) per share would have been reduced (increased) by $0.14, $0.13, and $0.12 for Class A, Class B, and Advisor Class, respectively.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.04 for Class A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
+++ These selected per share operating data were calculated based upon average shares outstanding during the period.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.
                                      F39

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                            NATURAL RESOURCES FUND
                                          --------------------------
                                                ADVISOR CLASS+
                                          --------------------------
                                             YEAR      JUNE 1, 1995
                                             ENDED          TO
                                          OCTOBER 31,   OCTOBER 31,
                                            1996+++        1995
                                          -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   11.47     $   11.45
                                          -----------  -------------
Income from investment operations:
  Net investment income (loss)..........       (0.17)         0.11*
  Net realized and unrealized gain
   (loss) on investments................        6.28         (0.09)
                                          -----------  -------------
    Net increase (decrease) from
     investment operations..............        6.11          0.02
                                          -----------  -------------
Distributions to shareholders:
  From net investment income............       (0.10)           --
  From net realized gain on
   investments..........................       (0.01)           --
                                          -----------  -------------
    Total distributions.................       (0.11)           --
                                          -----------  -------------
Net asset value, end of period..........   $   17.47     $   11.47
                                          -----------  -------------
                                          -----------  -------------

Total investment return (c).............       53.76%         0.17%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   5,502     $      95
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 2 & 5).......       (1.05)%        0.91%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (1.15)%       (0.19)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 2 & 5).......        1.70%         1.87%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        1.80%         2.97%(a)
Portfolio turnover rate++...............          94%           87%
Average commission rate per share paid
 on portfolio transactions++............   $  0.0243           N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income (loss) per share would have been reduced (increased) by $0.14, $0.13, and $0.12 for Class A, Class B, and Advisor Class, respectively.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.04 for Class A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
+++ These selected per share operating data were calculated based upon average shares outstanding during the period.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.
                                      F40

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             TELECOMMUNICATIONS FUND
                                          --------------------------------------------------------------
                                                                     CLASS A+
                                          --------------------------------------------------------------
                                                                                           JANUARY 27,
                                                                                               1992
                                                                                          (COMMENCEMENT
                                                      YEAR ENDED OCTOBER 31,              OF OPERATIONS)
                                          ----------------------------------------------  TO OCTOBER 31,
                                           1996 (D)      1995      1994 (D)      1993          1992
                                          ----------  ----------  ----------  ----------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   16.42   $   17.80   $   16.92   $   11.16     $   11.43
                                          ----------  ----------  ----------  ----------  --------------
Income from investment operations:
  Net investment income (loss)..........      (0.13)      (0.09)      (0.01)       0.08          0.14*
  Net realized and unrealized gain
   (loss) on investments................       1.22       (0.43)       1.17        5.83         (0.41)
                                          ----------  ----------  ----------  ----------  --------------
    Net increase (decrease) from
     investment operations..............       1.09       (0.52)       1.16        5.91         (0.27)
                                          ----------  ----------  ----------  ----------  --------------
Distributions to shareholders:
  From net investment income............         --          --       (0.01)      (0.15)           --
  From net realized gain on
   investments..........................      (0.82)      (0.86)      (0.27)         --            --
                                          ----------  ----------  ----------  ----------  --------------
    Total distributions.................      (0.82)      (0.86)      (0.28)      (0.15)           --
                                          ----------  ----------  ----------  ----------  --------------
Net asset value, end of period..........  $   16.69   $   16.42   $   17.80   $   16.92     $   11.16
                                          ----------  ----------  ----------  ----------  --------------
                                          ----------  ----------  ----------  ----------  --------------

Total investment return (c).............       7.00%      (2.88)%      7.02%       53.6%         (2.4)%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $1,204,428  $1,353,722  $1,644,402  $1,223,340    $ 442,862
Ratio of net investment income (loss) to
 average net assets.....................      (0.84)%     (0.49)%     (0.02)%       0.8%          2.1 %(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 7).......       1.74%       1.77%       1.80%        2.0%          2.3 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       1.79%       1.83%         --%**        --%**          -- %**
Portfolio turnover rate++++.............         37%         62%         57%         41%            4 %(a)
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0165         N/A         N/A         N/A           N/A

----------------

  + All capital shares issued and outstanding March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as whole without distinguishing between the classes of shares issued.
  * Includes reimbursements by Chancellor LGT Asset Management, Inc. of Fund operating expenses of less than $0.01. Without such reimbursement, the annualized expense ratio would have been 2.30% and the annualized ratio of net investment income to average net assets would have been 2.04% (See Note 2).
 ** Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charge.
 (d) These per share operating performance data were calculated based upon the weighted average shares outstanding during the year.

    The accompanying notes are an integral part of the financial statements.
                                      F41

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                    TELECOMMUNICATIONS FUND
                                          ---------------------------------------------------------------------------
                                                             CLASS B++
                                          -----------------------------------------------       ADVISOR CLASS+++
                                                                               APRIL 1,    --------------------------
                                                                                 1993         YEAR      JUNE 1, 1995
                                                YEAR ENDED OCTOBER 31,            TO          ENDED          TO
                                          ----------------------------------  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                                           1996 (D)      1995      1994 (D)      1993       1996 (D)        1995
                                          ----------  ----------  ----------  -----------  -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   16.20   $   17.66   $   16.87    $   12.68    $   16.46     $   15.24
                                          ----------  ----------  ----------  -----------  -----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.23)      (0.17)      (0.10)        0.01        (0.05)           --
  Net realized and unrealized gain
   (loss) on investments................       1.22       (0.43)       1.17         4.18         1.22          1.22
                                          ----------  ----------  ----------  -----------  -----------  -------------
    Net increase (decrease) from
     investment operations..............       0.99       (0.60)       1.07         4.19         1.17          1.22
                                          ----------  ----------  ----------  -----------  -----------  -------------
Distributions to shareholders:
  From net investment income............         --          --       (0.01)          --           --            --
  From net realized gain on
   investments..........................      (0.82)      (0.86)      (0.27)          --        (0.82)           --
                                          ----------  ----------  ----------  -----------  -----------  -------------
    Total distributions.................      (0.82)      (0.86)      (0.28)          --        (0.82)           --
                                          ----------  ----------  ----------  -----------  -----------  -------------
Net asset value, end of period..........  $   16.37   $   16.20   $   17.66    $   16.87    $   16.81     $   16.46
                                          ----------  ----------  ----------  -----------  -----------  -------------
                                          ----------  ----------  ----------  -----------  -----------  -------------

Total investment return (c).............       6.46%      (3.37)%      6.50%        33.0%(b)       7.49%        7.94%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $1,007,654  $1,111,520  $1,184,081   $ 455,335    $     945     $     681
Ratio of net investment income (loss) to
 average net assets.....................      (1.34)%     (0.99)%     (0.52)%        0.3%(a)      (0.34)%        0.01%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 7).......       2.24%       2.27%       2.30%         2.5%(a)       1.24%        1.27%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.29%       2.33%         --%**         --%**       1.29%        1.33%(a)
Portfolio turnover rate++++.............         37%         62%         57%          41%          37%           62%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0165         N/A         N/A          N/A    $  0.0165           N/A

----------------

  + All capital shares issued and outstanding March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as whole without distinguishing between the classes of shares issued.
  * Includes reimbursements by Chancellor LGT Asset Management, Inc. of Fund operating expenses of less than $0.01. Without such reimbursement, the annualized expense ratio would have been 2.30% and the annualized ratio of net investment income to average net assets would have been 2.04% (See Note 2).
 ** Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charge.
 (d) These per share operating performance data were calculated based upon the weighted average shares outstanding during the year.

    The accompanying notes are an integral part of the financial statements.
                                      F42

                             GT GLOBAL THEME FUNDS

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1996

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Health Care Fund, GT Global Infrastructure Fund, GT Global Natural Resources Fund, and GT Global Telecommunications Fund ("Funds") are separate series of G.T. Investment Funds, Inc. ("Company"). Collectively, these Funds are known as the "GT Global Theme Funds." The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has a total of twelve series of shares in operation, each series corresponding to a distinct portfolio of investments.

The GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund each invests substantially all of its investable assets in Global Consumer Products and Services Portfolio, Global Financial Services Portfolio, Global Infrastructure Portfolio, and Global Natural Resources Portfolio ("Portfolios"), respectively. Each of these Portfolios is organized as a New York Trust and is registered under the 1940 Act as a diversified, open-end management investment company.

The Portfolios have investment objectives, policies, and limitations substantially identical to those of their corresponding Funds. Therefore, the financial statements of the aforementioned Funds and their respective Portfolios have been presented on a consolidated basis, and represent all activities of both the respective Funds and Portfolios. Through October 31, 1996, all of the shares of beneficial interest of each Portfolio were owned by either its respective fund or Chancellor LGT Asset Management, Inc. (the "Manager"), which has a nominal ($100) investment in each Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of each Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Funds and Portfolios in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles, and the financial statements may include certain estimates made by management.

(A) PORTFOLIO VALUATION
The Funds calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors or the Portfolio's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors or the Portfolio's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of each Fund and Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Funds or Portfolios (the phrase "Fund or Portfolio" hereinafter includes the GT Global Health Care Fund, the GT Global Telecommunications Fund, and each of the four Portfolios) after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

A Fund or Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                                      F43

                             GT GLOBAL THEME FUNDS

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund's or Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by a Fund or Portfolio, it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by a Fund or Portfolio as an unrealized gain or loss. When the Forward Contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amount shown in the Fund's or Portfolio's "Statement of Assets and Liabilities". A Fund or Portfolio could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. A Fund or Portfolio may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security and, for a put, requires the Fund or Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price, or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract a Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange of which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. A Fund or

                                      F44

                             GT GLOBAL THEME FUNDS

Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. A Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At October 31, 1996, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the Funds or
Portfolios:

                                                                                             OCTOBER 31, 1996
                                                                                  --------------------------------------
                                                                                  AGGREGATE VALUE ON
                                                                                         LOAN           CASH COLLATERAL
                                                                                  -------------------  -----------------
Global Consumer Products and Services Portfolio.................................   $      10,331,341   $      10,659,295
Global Financial Services Portfolio.............................................             750,391             805,810
GT Global Health Care Fund......................................................          20,556,418          21,329,702
Global Infrastructure Portfolio.................................................           6,788,616           7,455,555
Global Natural Resources Portfolio..............................................           3,663,443           3,777,600
GT Global Telecommunications Fund...............................................         214,505,953         222,733,129

                                                                                       YEAR ENDED
                                                                                    OCTOBER 31, 1996
                                                                                  --------------------
                                                                                     FEES RECEIVED
                                                                                  --------------------
Global Consumer Products and Services Portfolio.................................      $     44,553
Global Financial Services Portfolio.............................................             1,304
GT Global Health Care Fund......................................................            86,339
Global Infrastructure Portfolio.................................................            88,349
Global Natural Resources Portfolio..............................................            16,439
GT Global Telecommunications Fund...............................................           944,549

For international securities, cash collateral is received by a Fund or Portfolio against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by a Fund or Portfolio against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Fees received from securities loaned were used to reduce the Funds' or Portfolios' custodian fees.

(I) TAXES
It is the intended policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds or Portfolios and timing differences.

(K) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, GT Global Natural Resources Fund, and GT Global Telecommunications Fund in connection with their organizations, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $51,500, $63,100, $51,500, $51,500 and $88,750, respectively. These expenses are being amortized on a straightline basis over a five-year period.

(L) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's or Portfolio's investments in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

In addition, each Fund or Portfolio may focus its investments in certain related consumer products and services, financial services, health care, infrastructure, natural resources, or telecommunications industries, subjecting the Fund or Portfolio to greater risk than a fund that is more diversified.

(M) INDEXED SECURITIES
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

                                      F45

                             GT GLOBAL THEME FUNDS

(N) RESTRICTED SECURITIES
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) are shown at the end of the Fund's or Portfolio's Portfolio of Investments.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc., is the Funds' and Portfolios' investment manager and administrator. On October 31, 1996, Chancellor Capital Management, Inc. merged with LGT Asset Management, Inc., and the surviving entity was renamed Chancellor LGT Asset Management, Inc. GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund each pays the Manager administration fees at the annualized rate of 0.25% of such Fund's average daily net assets. Each of the Portfolios pays investment management and administration fees to the Manager at the annualized rate of 0.725% on the first $500 million of the average daily net assets of the Portfolio; 0.70% on the next $500 million; 0.675% on the next $500 million; and 0.65% on amounts thereafter. GT Global Health Care Fund and GT Global Telecommunications Fund each pays investment management and administration fees to the Manager at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that a Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Funds' current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended October 31, 1996, GT Global retained the following sales charges: $115,133 for the GT Global Consumer Products and Services Fund, $4,721 for the GT Global Financial Services Fund, $90,926 for the GT Global Health Care Fund, $19,811 for the GT Global Infrastructure Fund, $49,532 for the GT Global Natural Resources Fund, and $231,226 for the GT Global Telecommunications Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Funds' current prospectus. GT Global collected CDSCs for the year ended October 31, 1996, as follows: $0 for the GT Global Consumer Products and Services Fund, $1,470 for the GT Global Financial Services Fund, $5,017 for the GT Global Health Care Fund, $4,529 for the GT Global Infrastructure Fund, $3,537 for the GT Global Natural Resources Fund, and $18,969 for the GT Global Telecommunications Fund. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Funds' current prospectus. For the year ended October 31, 1996, GT Global collected CDSCs in the amount of: $45,035 for the GT Global Consumer Products and Services Fund, $23,553 for the GT Global Financial Services Fund, $286,785 for the GT Global Health Care Fund, $239,035 for the GT Global Infrastructure Fund, $90,557 for the GT Global Natural Resources Fund, and $5,617,501 for the GT Global Telecommunications Fund. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B Shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expense) to the maximum annual rate of 2.40%, 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of

                                      F46

                             GT GLOBAL THEME FUNDS

investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Funds. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund or Portfolio's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director. Each Portfolio pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustees.

At October 31, 1996, all of the shares of beneficial interest of each Portfolio were owned either by its Fund or the Manager.

3. PURCHASES AND SALES OF SECURITIES
The following summarizes purchases and sales of investment securities, other than short-term investments, by each Fund or Portfolio for the year ended October 31, 1996:

                       PURCHASES AND SALES OF SECURITIES

                                                                                            PURCHASES
                                                                                  ------------------------------
                                                                                  U.S. GOVERNMENT   OTHER ISSUES
                                                                                  ---------------   ------------
Global Consumer Products and Services Portfolio.................................   $         --     $239,257,063
Global Financial Services Portfolio.............................................             --       17,579,805
GT Global Health Care Fund......................................................             --      839,344,279
Global Infrastructure Portfolio.................................................             --       34,122,375
Global Natural Resources Portfolio..............................................             --      161,696,208
GT Global Telecommunications Fund...............................................             --      891,464,656

                                                                                               SALES
                                                                                  --------------------------------
                                                                                  U.S. GOVERNMENT    OTHER ISSUES
                                                                                  ---------------   --------------
Global Consumer Products and Services Portfolio.................................   $         --     $   96,407,016
Global Financial Services Portfolio.............................................             --         13,303,919
GT Global Health Care Fund......................................................             --        931,408,323
Global Infrastructure Portfolio.................................................             --         45,967,339
Global Natural Resources Portfolio..............................................             --        102,403,195
GT Global Telecommunications Fund...............................................             --      1,310,205,434

4. CAPITAL SHARES
At October 31, 1996, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 400,000,000 were classified as shares of the GT Global Telecommunications Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fourteen series of the Company and designated as Advisor Class common stock. 1,400,000,000 shares remain unclassified. Transactions in capital shares of the Funds were as follows:

                                      F47

                             GT GLOBAL THEME FUNDS

                           CAPITAL SHARE TRANSACTIONS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

                                                                                              DECEMBER 30, 1994
                                                                                                (COMMENCEMENT
                                                               YEAR ENDED                      OF OPERATIONS)
                                                            OCTOBER 31, 1996                 TO OCTOBER 31, 1995
                                                    ---------------------------------   -----------------------------
CLASS A                                                SHARES            AMOUNT            SHARES          AMOUNT
--------------------------------------------------  -------------   -----------------   ------------   --------------
Shares sold.......................................      6,142,401     $   118,779,939        330,327     $  4,257,766
Shares issued in connection with reinvestment of
  distributions...................................         13,656             202,166             --               --
                                                    -------------   -----------------   ------------   --------------
                                                        6,156,057         118,982,105        330,327        4,257,766
Shares repurchased................................     (2,769,898)        (54,486,898)       (54,980)        (746,671)
                                                    -------------   -----------------   ------------   --------------
Net increase......................................      3,386,159     $    64,495,207        275,347     $  3,511,095
                                                    -------------   -----------------   ------------   --------------
                                                    -------------   -----------------   ------------   --------------


                                                                                              DECEMBER 30, 1994
                                                                                                (COMMENCEMENT
                                                               YEAR ENDED                      OF OPERATIONS)
                                                            OCTOBER 31, 1996                 TO OCTOBER 31, 1995
                                                    ---------------------------------   -----------------------------
CLASS B                                                SHARES            AMOUNT            SHARES          AMOUNT
--------------------------------------------------  -------------   -----------------   ------------   --------------
Shares sold.......................................      5,689,956     $   110,105,123        246,365     $  3,239,565
Shares issued in connection with reinvestment of
  distributions...................................         10,957             161,052             --               --
                                                    -------------   -----------------   ------------   --------------
                                                        5,700,913         110,266,175        246,365        3,239,565
Shares repurchased................................     (1,675,446)        (32,960,366)       (47,105)        (579,906)
                                                    -------------   -----------------   ------------   --------------
Net increase......................................      4,025,467     $    77,305,809        199,260     $  2,659,659
                                                    -------------   -----------------   ------------   --------------
                                                    -------------   -----------------   ------------   --------------

                                                                                                JUNE 1, 1995
                                                                                              (COMMENCEMENT OF
                                                               YEAR ENDED                      SALE OF SHARES)
                                                            OCTOBER 31, 1996                 TO OCTOBER 31, 1995
                                                    ---------------------------------   -----------------------------
ADVISOR CLASS                                          SHARES            AMOUNT            SHARES          AMOUNT
--------------------------------------------------  -------------   -----------------   ------------   --------------
Shares sold.......................................        589,226     $    12,396,492         11,525     $    152,299
Shares issued in connection with reinvestment of
  distributions...................................            402               5,969             --               --
                                                    -------------   -----------------   ------------   --------------
                                                          589,628          12,402,461         11,525          152,299
Shares repurchased................................       (248,775)         (5,293,607)          (331)          (4,444)
                                                    -------------   -----------------   ------------   --------------
Net increase......................................        340,853     $     7,108,854         11,194     $    147,855
                                                    -------------   -----------------   ------------   --------------
                                                    -------------   -----------------   ------------   --------------

                                      F48

                             GT GLOBAL THEME FUNDS

GT GLOBAL FINANCIAL SERVICES FUND

                                                          YEAR ENDED                YEAR ENDED
                                                       OCTOBER 31, 1996          OCTOBER 31, 1995
                                                    -----------------------  -------------------------
CLASS A                                              SHARES       AMOUNT      SHARES         AMOUNT
--------------------------------------------------  ---------  ------------  --------      -----------
Shares sold.......................................    900,372  $ 11,973,497   669,827      $ 7,432,400
Shares issued in connection with reinvestment of
  distributions...................................      3,997        50,562        --               --
                                                    ---------  ------------  --------      -----------
                                                      904,369    12,024,059   669,827        7,432,400
Shares repurchased................................   (867,261)  (11,494,650) (465,993)      (5,162,753)
                                                    ---------  ------------  --------      -----------
Net increase......................................     37,108  $    529,409   203,834      $ 2,269,647
                                                    ---------  ------------  --------      -----------
                                                    ---------  ------------  --------      -----------


                                                          YEAR ENDED                YEAR ENDED
                                                       OCTOBER 31, 1996          OCTOBER 31, 1995
                                                    -----------------------  -------------------------
CLASS B                                              SHARES       AMOUNT      SHARES         AMOUNT
--------------------------------------------------  ---------  ------------  --------      -----------
Shares sold.......................................    596,980  $  7,792,181   286,019      $ 3,181,342
Shares issued in connection with reinvestment of
  distributions...................................      2,898        36,456        --               --
                                                    ---------  ------------  --------      -----------
                                                      599,878     7,828,637   286,019        3,181,342
Shares repurchased................................   (281,339)   (3,677,982)  (94,377)      (1,037,075)
                                                    ---------  ------------  --------      -----------
Net increase......................................    318,539  $  4,150,655   191,642      $ 2,144,267
                                                    ---------  ------------  --------      -----------
                                                    ---------  ------------  --------      -----------

                                                                                   JUNE 1, 1995
                                                                                 (COMMENCEMENT OF
                                                          YEAR ENDED              SALE OF SHARES)
                                                       OCTOBER 31, 1996         TO OCTOBER 31, 1995
                                                    -----------------------  -------------------------
ADVISOR CLASS                                        SHARES       AMOUNT      SHARES         AMOUNT
--------------------------------------------------  ---------  ------------  --------      -----------
Shares sold.......................................      3,500  $     47,698     2,599      $    29,737
Shares issued in connection with reinvestment of
  distributions...................................         35           420        --               --
                                                    ---------  ------------  --------      -----------
                                                        3,535        48,118     2,599           29,737
Shares repurchased................................     (1,103)      (14,704)       --               --
                                                    ---------  ------------  --------      -----------
Net increase......................................      2,432  $     33,414     2,599      $    29,737
                                                    ---------  ------------  --------      -----------
                                                    ---------  ------------  --------      -----------

                                      F49

                             GT GLOBAL THEME FUNDS

GT GLOBAL HEALTH CARE FUND

                                                            YEAR ENDED                     YEAR ENDED
                                                         OCTOBER 31, 1996               OCTOBER 31, 1995
                                                    ---------------------------   -----------------------------
CLASS A                                               SHARES         AMOUNT         SHARES          AMOUNT
--------------------------------------------------  -----------   -------------   -----------   ---------------
Shares sold.......................................   84,410,204   $1,903,687,570   78,194,828   $ 1,518,869,435
Shares issued in connection with reinvestment of
  distributions...................................    2,009,491      41,475,881     1,197,686        21,103,166
                                                    -----------   -------------   -----------   ---------------
                                                     86,419,695   1,945,163,451    79,392,514     1,539,972,601
Shares repurchased................................  (86,124,175)  (1,957,478,015) (82,265,383)   (1,598,688,749)
                                                    -----------   -------------   -----------   ---------------
Net increase (decrease)...........................      295,520   $ (12,314,564)   (2,872,869)  $   (58,716,148)
                                                    -----------   -------------   -----------   ---------------
                                                    -----------   -------------   -----------   ---------------


                                                            YEAR ENDED                     YEAR ENDED
                                                         OCTOBER 31, 1996               OCTOBER 31, 1995
                                                    ---------------------------   -----------------------------
CLASS B                                               SHARES         AMOUNT         SHARES          AMOUNT
--------------------------------------------------  -----------   -------------   -----------   ---------------
Shares sold.......................................    6,741,207   $ 157,453,975     4,710,190   $    92,123,273
Shares issued in connection with reinvestment of
  distributions...................................      411,416       8,363,880       140,259         2,451,761
                                                    -----------   -------------   -----------   ---------------
                                                      7,152,623     165,817,855     4,850,449        94,575,034
Shares repurchased................................   (5,784,194)   (129,761,569)   (3,578,957)      (70,045,915)
                                                    -----------   -------------   -----------   ---------------
Net increase......................................    1,368,429   $  36,056,286     1,271,492   $    24,529,119
                                                    -----------   -------------   -----------   ---------------
                                                    -----------   -------------   -----------   ---------------

                                                                                          JUNE 1, 1995
                                                                                        (COMMENCEMENT OF
                                                            YEAR ENDED                   SALE OF SHARES)
                                                         OCTOBER 31, 1996              TO OCTOBER 31, 1995
                                                    ---------------------------   -----------------------------
ADVISOR CLASS                                         SHARES         AMOUNT         SHARES          AMOUNT
--------------------------------------------------  -----------   -------------   -----------   ---------------
Shares sold.......................................    1,142,479   $  27,246,793        32,235   $       625,703
Shares issued in connection with reinvestment of
  distributions...................................        3,280          67,679            --                --
                                                    -----------   -------------   -----------   ---------------
                                                      1,145,759      27,314,472        32,235           625,703
Shares repurchased................................   (1,121,971)    (26,090,499)       (7,577)         (162,450)
                                                    -----------   -------------   -----------   ---------------
Net increase......................................       23,788   $   1,223,973        24,658   $       463,253
                                                    -----------   -------------   -----------   ---------------
                                                    -----------   -------------   -----------   ---------------

                                      F50

                             GT GLOBAL THEME FUNDS

GT GLOBAL INFRASTRUCTURE FUND

                                                              YEAR ENDED                       YEAR ENDED
                                                           OCTOBER 31, 1996                 OCTOBER 31, 1995
                                                    -------------------------------  -------------------------------
CLASS A                                                SHARES           AMOUNT          SHARES           AMOUNT
--------------------------------------------------  -------------  ----------------  -------------  ----------------
Shares sold.......................................      2,175,475  $     30,275,819      2,997,022  $     35,715,669
Shares repurchased................................     (2,503,715)      (33,964,432)    (1,898,557)      (23,075,894)
                                                    -------------  ----------------  -------------  ----------------
Net increase (decrease)...........................       (328,240) $     (3,688,613)     1,098,465  $     12,639,775
                                                    -------------  ----------------  -------------  ----------------
                                                    -------------  ----------------  -------------  ----------------


                                                              YEAR ENDED                       YEAR ENDED
                                                           OCTOBER 31, 1996                 OCTOBER 31, 1995
                                                    -------------------------------  -------------------------------
CLASS B                                                SHARES           AMOUNT          SHARES           AMOUNT
--------------------------------------------------  -------------  ----------------  -------------  ----------------
Shares sold.......................................        903,064  $     12,423,925      2,815,712  $     33,606,616
Shares repurchased................................     (1,306,101)      (17,421,173)    (1,130,463)      (13,421,180)
                                                    -------------  ----------------  -------------  ----------------
Net increase (decrease)...........................       (403,037) $     (4,997,248)     1,685,249  $     20,185,436
                                                    -------------  ----------------  -------------  ----------------
                                                    -------------  ----------------  -------------  ----------------

                                                                                              JUNE 1, 1995
                                                                                            (COMMENCEMENT OF
                                                              YEAR ENDED                     SALE OF SHARES)
                                                           OCTOBER 31, 1996                TO OCTOBER 31, 1995
                                                    -------------------------------  -------------------------------
ADVISOR CLASS                                          SHARES           AMOUNT          SHARES           AMOUNT
--------------------------------------------------  -------------  ----------------  -------------  ----------------
Shares sold.......................................         11,122  $        154,109         21,018  $        257,486
Shares repurchased................................         (5,256)          (70,861)        (3,199)          (40,011)
                                                    -------------  ----------------  -------------  ----------------
Net increase......................................          5,866  $         83,248         17,819  $        217,475
                                                    -------------  ----------------  -------------  ----------------
                                                    -------------  ----------------  -------------  ----------------

                                      F51

                             GT GLOBAL THEME FUNDS

GT GLOBAL NATURAL RESOURCES FUND

                                                               YEAR ENDED                        YEAR ENDED
                                                            OCTOBER 31, 1996                  OCTOBER 31, 1995
                                                    ---------------------------------  -------------------------------
CLASS A                                                SHARES            AMOUNT           SHARES           AMOUNT
--------------------------------------------------  -------------  ------------------  -------------  ----------------
Shares sold.......................................      9,220,103  $      142,385,816      2,262,790  $     25,998,648
Shares issued in connection with reinvestment of
  distributions...................................          3,977              47,892          2,665            30,350
                                                    -------------  ------------------  -------------  ----------------
                                                        9,224,080         142,433,708      2,265,455        26,028,998
Shares repurchased................................     (7,529,884)       (116,812,100)    (2,356,872)      (27,189,124)
                                                    -------------  ------------------  -------------  ----------------
Net increase (decrease)...........................      1,694,196  $       25,621,608        (91,417) $     (1,160,126)
                                                    -------------  ------------------  -------------  ----------------
                                                    -------------  ------------------  -------------  ----------------


                                                               YEAR ENDED                        YEAR ENDED
                                                            OCTOBER 31, 1996                  OCTOBER 31, 1995
                                                    ---------------------------------  -------------------------------
CLASS B                                                SHARES            AMOUNT           SHARES           AMOUNT
--------------------------------------------------  -------------  ------------------  -------------  ----------------
Shares sold.......................................      4,288,540  $       66,460,658      1,073,588  $     12,447,266
Shares issued in connection with reinvestment of
  distributions...................................            709               8,495          2,190            24,898
                                                    -------------  ------------------  -------------  ----------------
                                                        4,289,249          66,469,153      1,075,778        12,472,164
Shares repurchased................................     (2,178,862)        (33,276,553)      (928,373)      (10,660,475)
                                                    -------------  ------------------  -------------  ----------------
Net increase......................................      2,110,387  $       33,192,600        147,405  $      1,811,689
                                                    -------------  ------------------  -------------  ----------------
                                                    -------------  ------------------  -------------  ----------------

                                                                                                JUNE 1, 1995
                                                                                              (COMMENCEMENT OF
                                                               YEAR ENDED                      SALE OF SHARES)
                                                            OCTOBER 31, 1996                 TO OCTOBER 31, 1995
                                                    ---------------------------------  -------------------------------
ADVISOR CLASS                                          SHARES            AMOUNT           SHARES           AMOUNT
--------------------------------------------------  -------------  ------------------  -------------  ----------------
Shares sold.......................................        663,037  $       10,703,010          9,525  $        110,453
Shares issued in connection with reinvestment of
  distributions...................................             77                 922             --                --
                                                    -------------  ------------------  -------------  ----------------
                                                          663,114          10,703,932          9,525           110,453
Shares repurchased................................       (356,384)         (5,379,503)        (1,258)          (14,767)
                                                    -------------  ------------------  -------------  ----------------
Net increase......................................        306,730  $        5,324,429          8,267  $         95,686
                                                    -------------  ------------------  -------------  ----------------
                                                    -------------  ------------------  -------------  ----------------

                                      F52

                             GT GLOBAL THEME FUNDS

GT GLOBAL TELECOMMUNICATIONS FUND

                                                             YEAR ENDED                     YEAR ENDED
                                                          OCTOBER 31, 1996               OCTOBER 31, 1995
                                                    -----------------------------  ----------------------------
CLASS A                                                SHARES         AMOUNT         SHARES         AMOUNT
--------------------------------------------------  ------------  ---------------  -----------  ---------------
Shares sold.......................................   161,134,594  $ 2,777,197,821   83,031,164  $ 1,357,464,500
Shares issued in connection with reinvestment of
  distributions...................................     3,376,395       52,886,360    3,938,085       63,284,987
                                                    ------------  ---------------  -----------  ---------------
                                                     164,510,989    2,830,084,181   86,969,249    1,420,749,487
Shares repurchased................................  (174,818,005)  (3,017,740,549) (96,901,218)  (1,584,327,366)
                                                    ------------  ---------------  -----------  ---------------
Net decrease......................................   (10,307,016) $  (187,656,368)  (9,931,969) $  (163,577,879)
                                                    ------------  ---------------  -----------  ---------------
                                                    ------------  ---------------  -----------  ---------------


                                                             YEAR ENDED                     YEAR ENDED
                                                          OCTOBER 31, 1996               OCTOBER 31, 1995
                                                    -----------------------------  ----------------------------
CLASS B                                                SHARES         AMOUNT         SHARES         AMOUNT
--------------------------------------------------  ------------  ---------------  -----------  ---------------
Shares sold.......................................    15,365,874  $   260,167,785   20,348,248  $   330,809,778
Shares issued in connection with reinvestment of
  distributions...................................     2,882,770       44,452,585    2,988,078       47,599,706
                                                    ------------  ---------------  -----------  ---------------
                                                      18,248,644      304,620,370   23,336,326      378,409,484
Shares repurchased................................   (25,319,583)    (426,829,324) (21,776,751)    (351,935,028)
                                                    ------------  ---------------  -----------  ---------------
Net increase (decrease)...........................    (7,070,939) $  (122,208,954)   1,559,575  $    26,474,456
                                                    ------------  ---------------  -----------  ---------------
                                                    ------------  ---------------  -----------  ---------------

                                                                                           JUNE 1, 1995
                                                                                         (COMMENCEMENT OF
                                                             YEAR ENDED                  SALE OF SHARES)
                                                          OCTOBER 31, 1996             TO OCTOBER 31, 1995
                                                    -----------------------------  ----------------------------
ADVISOR CLASS                                          SHARES         AMOUNT         SHARES         AMOUNT
--------------------------------------------------  ------------  ---------------  -----------  ---------------
Shares sold.......................................     1,229,487  $    21,592,338       44,033  $       692,076
Shares issued in connection with reinvestment of
  distributions...................................         2,119           33,270           --               --
                                                    ------------  ---------------  -----------  ---------------
                                                       1,231,606       21,625,608       44,033          692,076
Shares repurchased................................    (1,216,785)     (21,450,446)      (2,662)         (46,403)
                                                    ------------  ---------------  -----------  ---------------
Net increase......................................        14,821  $       175,162       41,371  $       645,673
                                                    ------------  ---------------  -----------  ---------------
                                                    ------------  ---------------  -----------  ---------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of a Fund's or Portfolio's expenses. For the year ended October 31, 1996, the Funds' or Portfolios' expenses were reduced by the following amounts under these arrangements:

                                                                                                                            EXPENSE
                                                                                                                           REDUCTION
                                                                                                                           ---------
Global Consumer Products and Services Portfolio..........................................................................  $  17,893
Global Financial Services Portfolio......................................................................................      9,402
GT Global Health Care Fund...............................................................................................    130,688
Global Infrastructure Portfolio..........................................................................................     10,217
Global Natural Resources Portfolio.......................................................................................     45,253
GT Global Telecommunications Fund........................................................................................    399,684

                                      F53

                             GT GLOBAL THEME FUNDS

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
Investments of 5% or more of an issuer's outstanding voting securities by a Fund or Portfolio are defined in the Investment Company Act of 1940 as an affiliated company. Investments in affiliated companies by GT Global Health Care Fund and GT Global Telecommunications Fund at October 31, 1996 amounted to $91,854,438 and $180,037,891, respectively, at value.

Transactions with affiliated companies are as follows:

GT GLOBAL HEALTH CARE FUND:

                                                                                  NET REALIZED
                                                    PURCHASES COST   SALES COST   GAIN (LOSS)    DIVIDEND INCOME
                                                    ---------------  ----------  --------------  ---------------
AVECOR Cardiovascular, Inc........................  $     6,330,675  $       --    $       --    $            --
Cardiometrics, Inc................................        2,706,928          --            --                 --
Circon Corp.......................................       12,258,385          --            --                 --
Ethical Holdings PLC - ADR........................               --      52,500        15,000                 --
Protein Design Labs, Inc..........................       24,215,876          --            --                 --
Life Medical Sciences, Inc........................        3,070,938      78,750        12,500                 --
Visx, Inc.........................................       21,024,153          --            --                 --
TheraTech, Inc....................................       17,041,018          --            --                 --

GT GLOBAL TELECOMMUNICATIONS FUND:

                                                                                      NET REALIZED      DIVIDEND
                                                    PURCHASES COST     SALES COST      GAIN (LOSS)       INCOME
                                                    ---------------  --------------  ---------------  ------------
ANTEC Corp........................................  $     1,439,140  $           --  $            --  $         --
Tekelec...........................................       14,825,646              --               --            --
Gandalf Technologies, Inc.........................       31,367,695              --               --            --
Spectrian Corp....................................          774,360          65,000          (10,649)           --
International Engineering PLC - Foreign...........               --              --               --       363,579
Tele 2000 S.A.....................................          921,175              --               --            --
Orbital Sciences Corp.............................          988,000              --               --            --
Three-Five Systems, Inc...........................               --              --               --            --
PT Kabelindo Murni - Foreign......................               --         544,781         (429,432)           --
Atlantic Tele-Network, Inc........................               --         600,000          418,750            --
Intermedia Communications of Florida, Inc.........        4,654,000       3,164,600       11,357,407            --
DSP Communications, Inc...........................        8,594,164       5,887,500       27,129,998            --
Grupo Mexicano de Video - 144A ADR................               --       2,013,000       (1,997,750)           --

                                      F54

                             GT GLOBAL THEME FUNDS

--------------
FEDERAL TAX INFORMATION (UNAUDITED):
Listed below is the amount of income received by the Funds from sources within foreign countries and possessions of the United States and the amount of taxes paid by the Funds to such countries for the fiscal year ended October 31, 1996:

                                                     FOREIGN SOURCE                   FOREIGN TAXES
FUND                                                     INCOME          PER SHARE         PAID         PER SHARE
--------------------------------------------------  -----------------  -------------  --------------  -------------
GT Global Consumer Products and Services Fund.....                --            --                --           --
GT Global Financial Services Fund.................   $       225,129     $     .16    $       31,826    $     .02
GT Global Health Care Fund........................                --            --                --           --
GT Global Infrastructure Fund.....................         1,352,652           .21           121,927          .02
GT Global Natural Resources Fund..................                --            --                --           --
GT Global Telecommunications Fund.................        21,566,789           .17         2,964,143          .02

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as capital gain dividends for the fiscal year ended October 31, 1996:

                                                      CAPITAL GAIN
FUND                                                    DIVIDEND
--------------------------------------------------  ----------------
GT Global Consumer Products and Services Fund.....   $        3,871
GT Global Financial Services Fund.................               --
GT Global Health Care Fund........................      184,899,943
GT Global Infrastructure Fund.....................               --
GT Global Natural Resources Fund..................               --
GT Global Telecommunications Fund.................       89,356,749

Pursuant to Section 854 of the Internal Revenue Code, the Funds designate the following percentage amounts of ordinary income dividends paid (including short-term capital gain distributions, if any) by the Funds as income qualifying for the dividends received deduction for corporations for the fiscal year ended October 31, 1996:

FUND
--------------------------------------------------
GT Global Consumer Products and Services Fund.....       1.25%
GT Global Financial Services Fund.................      18.00%
GT Global Health Care Fund........................       3.75%
GT Global Infrastructure Fund.....................      10.00%
GT Global Natural Resources Fund..................       3.50%
GT Global Telecommunications Fund.................       9.50%

                                      F55

                             GT GLOBAL THEME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                             GT GLOBAL THEME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                             GT GLOBAL THEME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                             GT GLOBAL THEME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                             GT GLOBAL THEME FUNDS

                             GT GLOBAL MUTUAL FUNDS


  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates of equity securities of large cap companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUNDS

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

FIXED INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL FINANCIAL SERVICES FUND, GLOBAL FINANCIAL SERVICES PORTFOLIO, GT GLOBAL INFRASTRUCTURE FUND, GLOBAL INFRASTRUCTURE PORTFOLIO, GT GLOBAL NATURAL RESOURCES FUND, GLOBAL NATURAL RESOURCES PORTFOLIO, GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO, GT GLOBAL HEALTH CARE FUND, GT GLOBAL TELECOMMUNICATIONS FUND, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON IN SUCH JURISDICTION TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.

                                                                     THESX703 MC